UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Tax-Free Bond Fund Fidelity® Tax-Free Bond Fund : FTABX

This semi-annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,826,705,638
Number of Holdings	1,269
Portfolio Turnover	16%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	43.0
Health Care	12.7
Transportation	11.2
Special Tax	8.7
Electric Utilities	6.9
Education	6.2
Others(Individually Less Than 5%)	8.4
97.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 41.5
A - 38.9
BBB - 6.3
BB - 1.7
B - 0.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Alabama	12.0
Texas	10.3
Illinois	8.9
New York	8.8
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914432.102    90-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity® Sustainable Intermediate Municipal Income Fund : FSIKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.9
Housing	15.4
Health Care	11.1
Education	10.2
Electric Utilities	5.5
Special Tax	5.3
Water & Sewer	5.3
Others(Individually Less Than 5%)	7.4
100.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.0
AA - 51.2
A - 26.2
BBB - 5.7
BB - 1.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.7
Alabama	12.0
California	7.7
Georgia	6.2
New York	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914464.102    6532-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z : FASVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.9
Housing	15.4
Health Care	11.1
Education	10.2
Electric Utilities	5.5
Special Tax	5.3
Water & Sewer	5.3
Others(Individually Less Than 5%)	7.4
100.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.0
AA - 51.2
A - 26.2
BBB - 5.7
BB - 1.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.7
Alabama	12.0
California	7.7
Georgia	6.2
New York	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914469.102    6537-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M : FASLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.9
Housing	15.4
Health Care	11.1
Education	10.2
Electric Utilities	5.5
Special Tax	5.3
Water & Sewer	5.3
Others(Individually Less Than 5%)	7.4
100.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.0
AA - 51.2
A - 26.2
BBB - 5.7
BB - 1.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.7
Alabama	12.0
California	7.7
Georgia	6.2
New York	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914467.102    6535-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I : FASUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.9
Housing	15.4
Health Care	11.1
Education	10.2
Electric Utilities	5.5
Special Tax	5.3
Water & Sewer	5.3
Others(Individually Less Than 5%)	7.4
100.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.0
AA - 51.2
A - 26.2
BBB - 5.7
BB - 1.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.7
Alabama	12.0
California	7.7
Georgia	6.2
New York	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914468.102    6536-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C : FASNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.37%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.9
Housing	15.4
Health Care	11.1
Education	10.2
Electric Utilities	5.5
Special Tax	5.3
Water & Sewer	5.3
Others(Individually Less Than 5%)	7.4
100.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.0
AA - 51.2
A - 26.2
BBB - 5.7
BB - 1.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.7
Alabama	12.0
California	7.7
Georgia	6.2
New York	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914466.102    6534-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A : FASJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.9
Housing	15.4
Health Care	11.1
Education	10.2
Electric Utilities	5.5
Special Tax	5.3
Water & Sewer	5.3
Others(Individually Less Than 5%)	7.4
100.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.0
AA - 51.2
A - 26.2
BBB - 5.7
BB - 1.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.7
Alabama	12.0
California	7.7
Georgia	6.2
New York	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914465.102    6533-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Series Large Cap Value Index Fund Fidelity® Series Large Cap Value Index Fund : FIOOX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$12,008,713,126
Number of Holdings	874
Portfolio Turnover	55%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.4
Information Technology	18.3
Health Care	12.6
Industrials	11.1
Consumer Discretionary	11.0
Consumer Staples	7.3
Energy	5.9
Utilities	3.7
Real Estate	3.6
Materials	3.6
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Canada - 0.2
United Kingdom - 0.0
Australia - 0.0
Bermuda - 0.0
Mexico - 0.0
Puerto Rico - 0.0
Guatemala - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.6
Apple Inc	5.5
Microsoft Corp	4.8
Berkshire Hathaway Inc Class B	2.7
JPMorgan Chase & Co	2.6
ExxonMobil Holdings Corp	1.8
Johnson & Johnson	1.7
Cisco Systems Inc	1.2
Walmart Inc	1.2
AbbVie Inc	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914436.102    2612-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Tax-Free Bond Fund Fidelity® SAI Tax-Free Bond Fund : FSAJX

This semi-annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$5,931,905,029
Number of Holdings	1,828
Portfolio Turnover	19%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	44.0
Health Care	12.1
Special Tax	9.5
Electric Utilities	7.2
Transportation	6.8
Housing	6.5
Water & Sewer	5.9
Others(Individually Less Than 5%)	6.2
98.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 50.0
A - 33.4
BBB - 4.4
BB - 0.9
B - 0.1
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.9
New York	12.5
Alabama	11.0
Illinois	7.3
Georgia	4.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914438.102    3090-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Sustainable Municipal Income Fund Fidelity® SAI Sustainable Municipal Income Fund : FASWX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 18	0.36%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$97,430,869
Number of Holdings	433
Portfolio Turnover	22%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.8
Health Care	18.4
Housing	14.7
Education	12.2
Water & Sewer	8.4
Electric Utilities	6.3
Others(Individually Less Than 5%)	7.0
100.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 57.1
A - 25.9
BBB - 5.9
BB - 0.1
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Alabama	12.9
Texas	10.1
New York	9.4
Georgia	6.2
Illinois	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914470.102    6538-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund : FASYX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$27,325,773
Number of Holdings	139
Portfolio Turnover	67%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	21.4
Health Care	15.0
Electric Utilities	14.9
Resource Recovery	14.8
Housing	12.2
Industrial Development	8.4
Synthetics	5.1
Others(Individually Less Than 5%)	6.7
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.2
AA - 33.6
A - 54.1
BBB - 0.5
Not Rated - 5.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Alabama	9.2
Florida	8.7
California	8.7
Georgia	8.1
Texas	7.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914471.102    6539-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Conservative Income Municipal Bond Fund Fidelity® SAI Conservative Income Municipal Bond Fund : FSMJX

This semi-annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,604,430,742
Number of Holdings	451
Portfolio Turnover	81%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	26.2
Synthetics	17.9
Resource Recovery	11.1
Industrial Development	9.3
Transportation	8.6
Health Care	8.4
Housing	8.2
Electric Utilities	7.1
Others(Individually Less Than 5%)	4.2
101.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 31.6
A - 44.5
BBB - 6.1
Not Rated - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.0
New York	12.0
California	8.5
Alabama	7.0
Florida	6.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914487.102    7554-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Tax-Free Bond Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tax-Free Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.1%
	Principal Amount (a)	Value ($)
Alabama - 12.0%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,069,021
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,458,801
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	264,570
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	846,675
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,109,723
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	208,671
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,462,935
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,404,887
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	1,984,239
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	442,123
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	802,801
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,125,309
University AL Gen Rev 5% 7/1/2031	2,755,000	2,907,437
TOTAL EDUCATION		17,087,192
General Obligations - 11.5%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	5,495,000	5,682,583
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (d)	21,775,000	22,516,870
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	4,925,000	5,034,459
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	9,735,000	9,772,608
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	35,510,000	36,704,585
Black Belt Energy Gas District Series 2026 D, 5% 8/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	6,835,000	7,169,197
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	11,145,000	11,587,506
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	12,510,000	12,946,730
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	30,840,000	32,272,176
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	29,945,000	30,898,101
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	9,170,000	9,627,874
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	8,975,000	9,434,178
Black Belt Energy Gas District Series 2026G, 5% 6/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	40,395,000	42,156,780
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,520,000	2,592,250
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2034 (Morgan Stanley Guaranteed) (c)	21,530,000	22,230,345
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	13,075,000	13,682,315
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	19,590,000	20,164,432
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,267,983
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	958,678
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	824,016
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (d)	20,155,000	20,033,195
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (d)	8,130,000	8,574,100
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	15,545,000	15,846,568
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	23,920,000	24,982,768
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	7,095,000	7,121,787
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	10,930,000	11,577,446
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	46,765,000	49,570,003
TOTAL GENERAL OBLIGATIONS		435,229,533
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,635,766
TOTAL ALABAMA		453,952,491
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033	1,000,000	1,112,912
Arizona - 3.0%
Education - 0.3%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,439,969
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,246,754
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,269,042
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,012,836
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,030,418
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,189,675
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,048,690
TOTAL EDUCATION		11,237,384
Electric Utilities - 1.4%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	8,590,000	9,023,680
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	43,265,075
TOTAL ELECTRIC UTILITIES		52,288,755
General Obligations - 0.4%
Goodyear Ariz Gen. Oblig. Series 2026, 5% 7/1/2044	2,235,000	2,409,511
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,224,450
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,634,396
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,300,000	1,430,823
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,300,000	1,415,920
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,850,000	1,977,959
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,205,000	1,279,942
Queen Creek AZ Cops Series 2026, 5% 10/1/2044	1,500,000	1,592,048
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	4,090,000	4,196,606
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	769,908
TOTAL GENERAL OBLIGATIONS		18,931,563
Health Care - 0.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) SPMUV7DM INDEX + 0.81%, 3.53% tender 1/1/2037 (d)(e)	465,000	464,995
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,372,674
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	378,411
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	410,453
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	367,545
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	387,395
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	878,869
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	195,141
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	299,682
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	409,045
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	345,294
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	145,007
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	175,169
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031 (c)	3,690,000	3,944,542
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2038 (c)	3,335,000	3,632,695
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	2,973,490
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,731,251
TOTAL HEALTH CARE		18,111,658
Special Tax - 0.1%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	4,720,000	5,536,481
Transportation - 0.3%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,095,292
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	351,249
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	581,606
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	507,494
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	811,089
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,522,925
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,921,017
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,919,507
TOTAL TRANSPORTATION		9,710,179
TOTAL ARIZONA		115,816,020
Arkansas - 0.4%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 2% 6/1/2040	1,805,000	1,243,064
Gravette School District No 20 2.25% 2/1/2040	440,000	327,331
Gravette School District No 20 2.375% 2/1/2042	465,000	333,617
Jonesboro AR Sch Dist No 1 2% 2/1/2043	2,435,000	1,635,012
Little Rock AR School Dist Series A, 3% 2/1/2045	6,435,000	5,040,664
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	2,850,000	1,700,412
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2040	285,000	200,269
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 6/1/2041	845,000	561,187
Osceola Ark Sch Dist No 001 2.2% 11/1/2044	1,455,000	932,525
Valley View Sch Dist No 58 Ark 2% 2/1/2038	935,000	705,669
TOTAL GENERAL OBLIGATIONS		12,679,750
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	411,265
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2039	1,185,000	871,671
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2041	1,235,000	864,651
TOTAL WATER & SEWER		1,736,322
TOTAL ARKANSAS		14,827,337
California - 4.5%
Education - 0.4%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,075,557
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,888,627
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	946,284
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	946,235
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,181,168
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,416,303
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	945,594
University CA Revs 3% 5/15/2051	4,325,000	3,141,660
University CA Revs 5% 5/15/2036	1,520,000	1,540,593
TOTAL EDUCATION		15,082,021
General Obligations - 3.7%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	5,140,000	5,281,385
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	7,675,000	7,747,114
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (d)	12,620,000	12,991,793
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (d)	19,225,000	19,433,224
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	19,810,000	20,752,053
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	8,800,000	9,507,439
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,391,835
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	19,065,000	19,902,836
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	3,330,000	3,681,961
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,869,020
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,490,346
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	1,225,000	1,008,709
Poway CA Unified Sch Dist 0% 8/1/2033 (g)	4,105,000	3,257,340
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	7,555,000	5,043,007
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	8,400,000	5,324,294
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	6,815,000	4,098,818
Poway CA Unified Sch Dist 0% 8/1/2041 (g)	4,625,000	2,522,710
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,355,000	416,688
San Diego CA Comm Coll Dist 0% 8/1/2035 (g)	2,830,000	2,077,564
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	1,225,000	940,303
San Diego CA Uni Sch Dist 0% 7/1/2037 (g)	4,820,000	3,244,063
San Diego CA Uni Sch Dist 0% 7/1/2047 (f)	2,455,000	2,021,809
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (d)	5,330,000	5,747,651
San Marcos Unified School District 0% 8/1/2047 (g)	1,915,000	735,605
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,070
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,012
TOTAL GENERAL OBLIGATIONS		141,527,649
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,249,367	2,144,253
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,585,444	5,561,095
TOTAL HOUSING		7,705,348
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	1,000,000	954,058
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	44,735,000	4,181,586
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	961,978
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,476,238
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	996,254
TOTAL TOBACCO BONDS		7,616,056
Transportation - 0.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	485,000	138,823
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (g)	1,665,000	451,745
TOTAL TRANSPORTATION		590,568
TOTAL CALIFORNIA		173,475,700
Colorado - 1.8%
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,386,990
General Obligations - 1.0%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2036	2,540,000	2,964,422
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,465,000	2,777,859
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,465,000	1,644,287
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,565,000	1,737,693
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	1,920,000	2,093,595
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2045	4,800,000	5,274,851
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2046	2,730,000	2,983,140
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2047	2,875,000	3,115,988
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2048	3,465,000	3,737,429
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	8,355,000	9,023,304
Ebert Met Dist CO 4% 12/1/2048 (Build America Mutual Assurance Co Insured)	655,000	587,112
TOTAL GENERAL OBLIGATIONS		35,939,680
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,814,353
Colorado Health Facilities Authority (Advent Health Proj.) Series 2026D, 5% 11/15/2036 (c)	16,010,000	17,602,350
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,250,000	2,365,508
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,780,931
TOTAL HEALTH CARE		25,563,142
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	290,000	292,525
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	620,000	611,499
TOTAL HOUSING		904,024
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	769,692
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 6% 12/1/2056 (b)	3,430,000	3,417,288
TOTAL SPECIAL TAX		4,186,980
TOTAL COLORADO		67,980,816
Connecticut - 1.9%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,475,829
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	987,816
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,475,008
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,521,609
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	1,007,749
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,078,064
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	522,656
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	471,014
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	235,175
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,002,631
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,148,783
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	384,305
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,485,430
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,595,321
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,428,238
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,212,569
TOTAL EDUCATION		19,032,197
General Obligations - 0.3%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	844,753
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	936,221
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,370,000	1,243,730
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	834,830
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,041,221
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	3,000,000	3,233,590
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	576,732
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	356,443
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,885,000	4,105,790
TOTAL GENERAL OBLIGATIONS		13,173,310
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (b)(h)	1,325,000	728,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (b)(h)	1,925,000	1,058,750
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (b)	1,100,000	992,296
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (b)	1,295,000	1,221,013
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,766,537
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,728,329
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,212,540
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,780,761
TOTAL HEALTH CARE		17,488,976
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	520,000	524,299
Special Tax - 0.3%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,229,183
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	6,866,730
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (b)	1,305,000	1,312,638
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (b)	2,950,000	2,964,045
TOTAL SPECIAL TAX		13,372,596
Water & Sewer - 0.3%
Aquarion Water Authority Series 2026A, 5.25% 8/1/2044	1,940,000	2,107,165
Aquarion Water Authority Series 2026A, 5.25% 8/1/2045	4,000,000	4,333,012
Aquarion Water Authority Series 2026A, 5.25% 8/1/2046	3,000,000	3,231,982
TOTAL WATER & SEWER		9,672,159
TOTAL CONNECTICUT		73,263,537
District Of Columbia - 0.2%
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	4,565,000	4,871,098
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	3,665,000	3,896,225
TOTAL DISTRICT OF COLUMBIA		8,767,323
District Of Columbia,Maryland,Virginia - 0.3%
Special Tax - 0.3%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,355,899
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,413,315
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		11,769,214
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,223,451
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	1,956,196
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,948,531
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	4,210,000	2,975,218
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,283,511
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	2,400,000	1,621,869
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		14,008,776
Florida - 2.7%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,708,574
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,675,154
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,232,461
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (b)	2,000,000	1,926,773
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (b)	1,900,000	1,802,014
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	625,150
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,256,743
TOTAL EDUCATION		13,226,869
Electric Utilities - 0.4%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	397,674
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,804,126
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,639,563
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	9,904,022
TOTAL ELECTRIC UTILITIES		16,745,385
General Obligations - 0.0%
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	772,219
Health Care - 0.9%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,383,348
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,293,713
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,380,000	1,397,606
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,655,000	1,658,512
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (d)	530,000	555,677
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (d)	670,000	705,449
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	1,960,189
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (d)	1,495,000	1,600,822
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,626,331
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (d)	4,534,000	4,877,024
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A3, 5% tender 4/1/2065 (d)	2,909,000	3,150,441
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	2,787,120
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,422,899
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	674,715
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,346,226
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,040,462
TOTAL HEALTH CARE		31,480,534
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	950,000	954,406
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	120,000	122,278
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	400,507
TOTAL OTHER		522,785
Transportation - 1.1%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	770,663
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2040 (Assured Guaranty Inc Insured)	1,250,000	1,326,374
Lee Cnty FL Airport 5% 10/1/2033	1,895,000	2,083,369
Lee Cnty FL Airport 5% 10/1/2034	1,290,000	1,424,616
Lee Cnty FL Airport 5% 10/1/2035	900,000	996,200
Lee Cnty FL Airport 5% 10/1/2036	1,000,000	1,107,491
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2035	1,510,000	1,504,417
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	2,020,000	2,167,246
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,363,061
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,127,812
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	946,392
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,102,929
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	956,297
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	4,015,000	4,205,873
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	3,890,000	3,971,603
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	4,320,000	4,371,293
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	2,700,000	2,716,574
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	2,175,000	2,177,433
TOTAL TRANSPORTATION		38,319,643
TOTAL FLORIDA		102,021,841
Georgia - 5.1%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	993,844
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,123,463
TOTAL EDUCATION		2,117,307
Electric Utilities - 1.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (d)	3,105,000	3,112,072
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (d)	2,900,000	1,826,387
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (d)	5,370,000	5,402,945
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,117,103
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	407,175
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	920,266
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,880,759
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	904,936
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,109,416
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,085,786
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,114,138
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,862,985
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,197,646
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,460,696
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	609,342
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	699,273
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (d)	5,805,000	5,821,316
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.8% tender 6/1/2042 (d)	6,095,000	5,948,139
TOTAL ELECTRIC UTILITIES		41,480,380
General Obligations - 3.1%
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	25,700,000	26,909,647
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed)	26,100,000	26,957,127
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (d)	13,390,000	14,208,247
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (d)	19,695,000	20,498,480
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,772,455
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,071,303
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,331,915
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,464,379
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (d)	6,450,000	6,793,991
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,924,953
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,048,672
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	897,156
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (d)	3,980,000	4,181,699
TOTAL GENERAL OBLIGATIONS		114,060,024
Health Care - 0.4%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,343,166
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,202,427
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	675,000	531,904
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	6,757,310
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,541,100
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,240,880
TOTAL HEALTH CARE		16,616,787
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,358,897
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (b)	1,440,000	1,422,799
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (b)	3,630,000	3,565,585
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (b)	6,280,000	6,319,445
TOTAL INDUSTRIAL DEVELOPMENT		11,307,829
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	5,225,000	5,549,153
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,574,480
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,072,564
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,201,866
TOTAL TRANSPORTATION		3,848,910
TOTAL GEORGIA		196,339,287
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,042,154
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,180,815
TOTAL TRANSPORTATION		2,222,969
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,910,000	2,133,546
TOTAL HAWAII		4,356,515
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	610,000	613,342
Illinois - 8.9%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	3,720,000	3,837,064
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,250,903
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,395,261
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,418,060
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	329,176
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	794,597
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	177,951
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	802,916
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	383,845
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	432,618
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	190,000	199,563
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	275,000	287,915
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	470,000	491,213
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	285,000	296,339
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	285,000	295,466
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	330,000	341,193
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	355,000	365,992
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	610,000	627,120
TOTAL EDUCATION		14,727,192
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	136,464
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,134
TOTAL ESCROWED/PRE-REFUNDED		156,598
General Obligations - 4.5%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,242,292
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	856,327
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,869,616
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	2,966,123
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,712,103
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	14,395,000	14,970,966
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	2,400,000	2,527,312
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,852,963
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,724,742
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,505,308
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,503,553
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	3,365,000	3,487,773
Chicago IL Gen. Oblig. Series 2025C, 6% 1/1/2043	2,000,000	2,128,555
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2042	1,750,000	1,868,797
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2044	2,580,000	2,731,007
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	1,500,000	1,579,705
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2040	800,000	823,121
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2041	1,400,000	1,430,285
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2043	1,565,000	1,665,594
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2050	4,500,000	4,641,918
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,488,747
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	631,201
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	504,669
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,659,995
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,671,783
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,006,557
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,892,889
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	7,800,982
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,712,555
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,339,922
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	106,555
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	748,032
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	592,952
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	742,104
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,865,479
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,536,825
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,169,623
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,160,796
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,141,205
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	875,000	907,579
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,302,668
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,378,152
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,135,522
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,548,785
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,084,094
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	4,805,000	5,211,157
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	16,635,575
Illinois St Gen. Oblig. Series SEPTEMBER 2025 D, 5% 9/1/2039	9,380,000	9,909,602
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	699,123
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	755,155
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,628,636
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	989,558
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	898,436
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,029,009
TOTAL GENERAL OBLIGATIONS		170,973,982
Health Care - 0.8%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,292,427
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,442,488
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,475,401
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,315,273
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,853,503
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	25,000	23,294
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,940,000	1,951,528
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	695,032
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	1,026,780
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,365,408
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	4,903,911
TOTAL HEALTH CARE		31,345,045
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	475,794
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	428,243
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	3,440,000	3,386,896
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,262,388	3,759,738
TOTAL HOUSING		8,050,671
Special Tax - 2.5%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,542,765
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	4,873,485
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,114,662
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,006,834
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	775,000	636,520
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	12,285,000	8,003,445
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	5,570,000	1,509,213
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	5,735,000	5,206,162
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	7,835,000	5,502,272
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	1,970,000	1,316,667
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (g)	30,875,000	14,326,936
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (g)	7,170,000	3,140,705
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (g)	11,465,000	4,738,861
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (g)	10,015,000	3,662,307
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	5,017,427
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,933,042
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	862,774
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,066,281
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,268,354
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,477,641
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	11,525,921
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,367,026
TOTAL SPECIAL TAX		96,099,300
Transportation - 0.4%
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,062,251
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,063,968
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2043	4,500,000	4,751,987
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2045	4,000,000	4,183,561
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2046	3,000,000	3,117,446
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	891,237
TOTAL TRANSPORTATION		15,070,450
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,403,963
TOTAL ILLINOIS		340,827,201
Indiana - 1.0%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,865,801
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,165,452
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,531,557
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,007,423
TOTAL EDUCATION		6,570,233
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,868,539
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,930,275
TOTAL ELECTRIC UTILITIES		5,798,814
General Obligations - 0.2%
Fort Wayne Community Schools Food Service Center Building Corp 3% 1/15/2040	500,000	419,637
Seymour Ind Elem Sch Bldg Corp Series 2022, 4% 1/15/2042	750,000	729,781
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,734,785
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,197,526
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,711,206
TOTAL GENERAL OBLIGATIONS		7,792,935
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	516,984
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,649,465
Indiana Fin Auth Health Sys Rev (Community Health Network Inc Proj.) 5.5% 5/1/2054	2,435,000	2,556,283
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,640,000	3,141,463
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	442,932
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,393,534
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	314,823
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,737,994
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (b)	1,660,000	1,384,532
TOTAL HEALTH CARE		14,138,010
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	475,000	468,536
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 B 1, 1.95% 7/1/2035	1,000,000	821,169
TOTAL HOUSING		1,289,705
Special Tax - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,137,395
Water & Sewer - 0.0%
Lafayette Ind Sew Wks Rev 2% 7/1/2036 (Build America Mutual Assurance Co Insured)	585,000	454,535
TOTAL INDIANA		39,181,627
Iowa - 0.5%
General Obligations - 0.4%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	11,985,000	12,565,469
Polk Co IA Gen. Oblig. 3% 6/1/2040	790,000	666,670
Woodbury Cnty Iowa Law Enforcement Ctr Auth Facs Rev (Woodbury Cnty Iowa Proj.) 4% 6/1/2041	3,400,000	3,262,566
TOTAL GENERAL OBLIGATIONS		16,494,705
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,245,510
TOTAL IOWA		18,740,215
Kansas - 0.2%
General Obligations - 0.2%
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	2,400,000	2,676,046
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2043 (Build America Mutual Assurance Co Insured)	5,475,000	5,848,220
TOTAL KANSAS		8,524,266
Kentucky - 1.6%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,593,135
Electric Utilities - 0.0%
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5.5% 10/31/2056	1,805,000	1,886,104
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	4,875,000	5,051,125
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,824,710
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,220,891
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	505,000	521,911
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	265,000	273,530
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	595,000	613,334
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	680,000	699,903
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	410,388
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	347,956
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	583,188
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,790,086
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,117,866
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,630,654
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,422,997
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2042	1,615,000	1,729,378
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2045	5,000,000	5,293,126
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2046	3,225,000	3,403,655
TOTAL GENERAL OBLIGATIONS		33,934,698
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,123
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	62,589
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,665,000	1,450,124
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,830,000	2,036,355
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	982,254
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	959,708
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,569,561
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,268,805
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,434,083
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,036
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,042
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,042
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,037
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,786,611
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	1,635,000	1,709,712
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,585,816
TOTAL HEALTH CARE		20,116,898
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,227,620
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,162,918
TOTAL TRANSPORTATION		3,390,538
TOTAL KENTUCKY		60,921,373
Louisiana - 0.6%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,142,585
Health Care - 0.2%
St Tammany Parish Hospital Service District No 1 Series 2026A, 5% tender 7/1/2056 (d)	8,225,000	8,976,144
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	890,000	953,845
Industrial Development - 0.4%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (d)	11,610,000	11,530,739
TOTAL LOUISIANA		22,603,313
Maine - 0.9%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,489,881
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,948,558
TOTAL EDUCATION		10,438,439
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	105,745
Brunswick ME 2.5% 11/1/2039	335,000	263,090
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,114,656
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,159,184
TOTAL GENERAL OBLIGATIONS		4,642,675
Health Care - 0.4%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,159,206
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,073,741
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,940,273
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,654,145
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,139,755
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,888,951
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,190,907
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	890,623
TOTAL HEALTH CARE		15,937,601
Transportation - 0.1%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	660,000	683,046
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	945,000	975,831
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	1,040,000	1,071,604
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	1,890,000	1,943,896
TOTAL TRANSPORTATION		4,674,377
TOTAL MAINE		35,693,092
Maryland - 0.7%
General Obligations - 0.5%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,381,868
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	901,280
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	751,605
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	791,534
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,694,759
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	5,816,887
TOTAL GENERAL OBLIGATIONS		14,337,933
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,044,479
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	678,533
TOTAL HEALTH CARE		3,723,012
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	920,000	916,695
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	835,000	836,287
TOTAL HOUSING		1,752,982
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	796,592
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,255,379
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,459,391
TOTAL SPECIAL TAX		5,511,362
TOTAL MARYLAND		25,325,289
Massachusetts - 1.1%
Education - 0.6%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	6,733,254
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	6,389,046
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,283,210
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	939,251
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,101,234
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,280,809
TOTAL EDUCATION		24,726,804
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	10,000,000	10,507,920
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,224,401
TOTAL MASSACHUSETTS		43,459,125
Michigan - 2.2%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,461,785
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,589,777
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,823,833
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,352,371
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	725,396
TOTAL ELECTRIC UTILITIES		13,953,162
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,862,810
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,134,461
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2034 (State of Michigan Guaranteed)	1,200,000	1,322,882
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2035 (State of Michigan Guaranteed)	1,200,000	1,328,135
TOTAL GENERAL OBLIGATIONS		5,648,288
Health Care - 0.1%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,298,532
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,882,810
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	296,402
TOTAL HEALTH CARE		3,477,744
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 2.95% 12/1/2039	2,000,000	1,684,808
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,307,072
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,295,000	822,581
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,366,026
TOTAL HOUSING		6,180,487
Special Tax - 0.2%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,083,376
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,137,997
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,303,879
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,094,513
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,649,542
TOTAL SPECIAL TAX		8,269,307
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,746,783
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2028	565,000	580,483
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	255,000	258,922
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2036	1,100,000	1,222,300
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2037	1,000,000	1,102,801
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2038	1,000,000	1,094,312
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2039	2,010,000	2,183,629
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2040	1,200,000	1,297,276
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2041	1,200,000	1,292,829
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2036	1,140,000	1,266,747
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2037	1,825,000	2,012,613
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2038	2,500,000	2,735,779
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2039	2,210,000	2,400,905
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2040	1,500,000	1,621,595
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2041	2,000,000	2,154,715
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2033	330,000	337,793
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2037	470,000	478,636
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	532,838
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	675,505
TOTAL TRANSPORTATION		23,249,678
Water & Sewer - 0.6%
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	10,340,000	11,492,979
Great Lakes Sewer Auth MI Series 2025A, 5% 7/1/2038	1,740,000	1,907,231
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	2,000,000	2,133,325
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,900,718
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	4,920,434
TOTAL WATER & SEWER		22,354,687
TOTAL MICHIGAN		84,880,136
Minnesota - 0.7%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	969,158
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	687,567
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	838,994
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	949,364
TOTAL EDUCATION		3,445,083
General Obligations - 0.5%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,235,650
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,245,876
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,406,806
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,566,454
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,761,909
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2036 (Minnesota St Guaranteed) (g)	1,050,000	730,547
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	500,000	319,333
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2040 (Minnesota St Guaranteed) (g)	1,585,000	912,604
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2042 (Minnesota St Guaranteed) (g)	1,360,000	704,753
Sauk Rapids MN ISD No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,226,823
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	2,705,000	1,647,146
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (g)	1,555,000	893,130
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (g)	1,000,000	536,810
TOTAL GENERAL OBLIGATIONS		17,187,841
Health Care - 0.1%
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	2,895,556
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	505,000	532,691
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2021 D, 2.05% 12/1/2051	1,648,878	1,335,593
TOTAL HOUSING		1,868,284
TOTAL MINNESOTA		25,396,764
Mississippi - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	731,555
Missouri - 0.7%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2044	1,300,000	1,398,053
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	30,353
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,404,616
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,240,400
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,510,000	1,391,564
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	380,009
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,023
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,942,985
TOTAL HEALTH CARE		8,769,950
Housing - 0.4%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	230,000	231,068
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.65% 11/1/2046	6,810,000	6,741,127
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	2,775,000	2,829,472
TOTAL HOUSING		9,801,667
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,087,185
Water & Sewer - 0.1%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	484,438
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	460,599
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2040	1,170,000	995,185
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2044	1,505,000	1,213,712
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,191,353
TOTAL WATER & SEWER		4,345,287
TOTAL MISSOURI		25,402,142
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	1,852,313
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	155,000	155,403
TOTAL MONTANA		2,007,716
Nebraska - 0.1%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	730,390
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	827,042
TOTAL EDUCATION		1,557,432
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	530,000	528,904
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,740,000	1,404,473
TOTAL HOUSING		1,933,377
TOTAL NEBRASKA		3,490,809
Nevada - 0.8%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039 (Build America Mutual Assurance Co Insured)	2,630,000	2,165,656
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,283,653
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	3,855,100
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	3,961,549
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	691,624
TOTAL GENERAL OBLIGATIONS		18,957,582
Health Care - 0.2%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,568,163
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,302,920
TOTAL HEALTH CARE		8,871,083
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	260,000	261,047
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	971,919
TOTAL HOUSING		1,232,966
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,746,569
TOTAL NEVADA		31,808,200
New Hampshire - 0.9%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	1,027,926
Health Care - 0.6%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	2,590,000	1,875,231
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,255,235
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	240,563
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,892,383
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,649,206
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,011,869
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,837,479
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,878,194
TOTAL HEALTH CARE		18,640,160
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,309,729	4,304,111
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,507,086	6,154,367
National Fin Auth NH Hosp Rev (Lihtc 2026-1 NH Impact Proj.) Series 1IMPACT Class A, 5.1% 12/20/2042	2,861,000	2,926,418
TOTAL HOUSING		13,384,896
Water & Sewer - 0.0%
Manchester NH Swr Rev Series 2021, 4% 6/1/2046	625,000	568,694
TOTAL NEW HAMPSHIRE		33,621,676
New Jersey - 4.8%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,270,227
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	40,000	40,608
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	55,000	55,892
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	40,000	40,612
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,482,045
TOTAL EDUCATION		4,889,384
General Obligations - 3.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	748,862
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	760,029
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,031,545
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	892,407
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,289,903
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,702,243
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,087,975
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,115,229
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	201,990
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,504,874
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	905,243
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (g)	1,275,000	1,144,074
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	5,300,000	4,394,480
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (g)	1,650,000	1,267,180
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (g)	10,000,000	6,574,637
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	905,683
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	5,853,906
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	815,680
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,615,130
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,150,055
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,393,837
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,013,107
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,734,303
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	2,969,824
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	16,779,520
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,509,006
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,521,641
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (g)	3,575,000	2,135,526
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,335,375
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,141,746
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	563,769
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,372,398
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	2,913,198
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	634,325
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,399,738
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,401,467
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,068,140
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,236,474
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,293,861
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,168,881
TOTAL GENERAL OBLIGATIONS		124,547,261
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (b)	750,000	574,420
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (b)	832,728	580,248
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,472,973
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	947,869
TOTAL HEALTH CARE		3,575,510
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,220,000	2,143,470
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,353,951
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	5,967,315
New Jersey Turnpike Authority 5% 1/1/2031 (c)	2,335,000	2,487,350
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,263,315
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,347,072
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,507,493
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,657,010
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	680,000	754,848
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	695,000	775,279
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,380,000	12,079,163
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	6,026,844
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,502,635
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,417,034
TOTAL TRANSPORTATION		50,139,309
TOTAL NEW JERSEY		185,294,934
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (d)	12,180,000	12,826,243
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	185,000	187,142
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	310,540
TOTAL HEALTH CARE		497,682
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	495,000	495,112
TOTAL NEW MEXICO		13,819,037
New York - 8.8%
Education - 0.4%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,607,486
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,370,918
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	697,665
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,439,127
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,831,774
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,602,706
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	586,034
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,613,311
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,016,305
TOTAL EDUCATION		15,765,326
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	478,844
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,923,059
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,088,133
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	9,720,000	9,469,856
TOTAL ELECTRIC UTILITIES		12,959,892
General Obligations - 1.5%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,389,269
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,087,791
City of New York NY Gen. Oblig. 5.25% 2/1/2046	3,500,000	3,744,272
City of New York NY Gen. Oblig. 5.25% 2/1/2047	4,725,000	5,026,653
City of New York NY Gen. Oblig. 5.25% 2/1/2048	5,760,000	6,075,546
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	5,205,000	5,352,181
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	6,225,000	6,401,808
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	5,555,000	5,843,035
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,606,019
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,483,672
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	8,405,000	8,545,833
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,640,797
TOTAL GENERAL OBLIGATIONS		58,196,876
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	945,000	951,064
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	1,415,000	1,479,084
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (b)	600,000	528,722
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (b)	1,020,000	819,778
TOTAL HEALTH CARE		3,778,648
Housing - 0.7%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (d)	780,000	784,476
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 C2, 3.8% tender 11/1/2062 (d)	13,520,000	13,522,617
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (d)	11,885,000	11,628,166
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	884,691
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,176,094
TOTAL HOUSING		27,996,044
Industrial Development - 0.4%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	15,982,774
Special Tax - 3.8%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	7,400,000	8,005,711
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	14,985,000	15,709,551
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,015,820
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,618,886
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	2,700,000	2,846,458
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	2,505,000	2,617,019
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	7,285,000	7,541,350
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	3,825,000	3,912,831
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	2,700,000	2,809,383
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	4,070,000	4,381,885
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	2,820,000	3,023,015
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2050	11,215,000	11,477,111
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,513,809
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,950,623
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,393,747
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	10,095,000	10,774,422
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,147,493
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,339,485
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,622,453
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,694,370
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,683,498
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,418,628
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	18,274,487
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	7,940,221
TOTAL SPECIAL TAX		139,712,256
Transportation - 1.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	28,267,596
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	1,936,244
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (g)	2,150,000	1,929,269
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (g)	5,285,000	4,020,872
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,874,116
TOTAL TRANSPORTATION		41,028,097
Water & Sewer - 0.5%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	2,515,000	2,873,406
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	16,700,000	17,860,740
TOTAL WATER & SEWER		20,734,146
TOTAL NEW YORK		336,154,059
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (d)	12,076,202	12,303,333
North Carolina - 0.9%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	971,718
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	844,034
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,070,000	1,750,598
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,858,548
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,365,789
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,415,292
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,073,040
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	781,672
TOTAL HEALTH CARE		9,088,973
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,910,000	1,441,658
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057	4,055,000	4,602,887
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	955,000	1,062,860
TOTAL HOUSING		7,107,405
Transportation - 0.4%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,918,484
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,838,803
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,629,514
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,334,273
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,388,328
TOTAL TRANSPORTATION		17,109,402
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	2,000,000	1,643,059
TOTAL NORTH CAROLINA		35,920,557
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	3,620,000	2,372,346
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.125% 5/1/2042	2,725,000	1,896,141
Grand Forks N Gen. Oblig. Series 2020 A, 2.125% 12/1/2043	425,000	284,450
TOTAL GENERAL OBLIGATIONS		2,180,591
TOTAL NORTH DAKOTA		4,552,937
Ohio - 1.5%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,468,533
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,320,321
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,039,674
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,640,794
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,579,761
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,630,000	1,715,515
TOTAL EDUCATION		8,764,598
Electric Utilities - 0.1%
American Mun Pwr Solar 5% 2/15/2039	945,000	966,897
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,452,648
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,019,772
TOTAL ELECTRIC UTILITIES		5,439,317
Escrowed/Pre-Refunded - 0.0%
Univ Akron Ohio Gen Rcpt 5% 1/1/2030 (Escrowed to Maturity)	70,000	74,343
General Obligations - 0.2%
Berkshire Local School District Series 2021, 3% 10/1/2046	2,485,000	1,877,636
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2043	1,000,000	1,043,384
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2045	1,000,000	1,037,159
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,066,140
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,456,059
TOTAL GENERAL OBLIGATIONS		7,480,378
Health Care - 0.5%
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,016
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,009
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,170,888
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	40,000	40,071
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,438,217
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	133,397
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,195,942
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,130,000	1,152,713
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,106,911
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,183,207
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,258,722
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,343,373
TOTAL HEALTH CARE		15,178,466
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	180,000	181,318
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,395,000	1,505,632
TOTAL HOUSING		1,686,950
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,939,916
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,207,896
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,446,613
TOTAL SPECIAL TAX		4,594,425
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	4,070,000	2,872,441
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	4,170,000	3,568,930
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,056,500
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,202,701
TOTAL TOBACCO BONDS		11,700,572
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	5,475,000	2,772,826
TOTAL OHIO		57,691,875
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,487,163
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033 (Build America Mutual Assurance Co Insured)	1,750,000	1,919,762
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	255,000	275,804
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,041,232
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	2,000,000	2,157,442
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046	9,000,000	9,644,901
TOTAL TRANSPORTATION		11,802,343
TOTAL OKLAHOMA		16,526,304
Oregon - 0.9%
General Obligations - 0.5%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,753,451
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	812,386
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,497,670
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (g)	1,995,000	1,142,293
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (g)	1,725,000	970,254
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (g)	6,550,000	3,477,325
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (g)	1,005,000	473,900
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (g)	1,210,000	473,919
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2046 (Oregon St Guaranteed) (g)	3,000,000	1,103,196
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2047 (Oregon St Guaranteed) (g)	2,500,000	861,552
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,037,663
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,871,213
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,866,845
TOTAL GENERAL OBLIGATIONS		19,341,667
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,590,000	5,878,483
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	2,845,218
TOTAL HEALTH CARE		8,723,701
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	564,739
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	1,820,000	1,824,869
TOTAL HOUSING		2,389,608
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	4,690,000	5,085,689
TOTAL OREGON		35,540,665
Pennsylvania - 4.2%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)(i)	1,160,000	291,507
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (h)(i)	2,135,000	536,526
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (h)(i)	2,375,000	596,838
TOTAL EDUCATION		1,424,871
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,530,000	3,660,168
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,185,000	2,056,653
TOTAL ELECTRIC UTILITIES		5,716,821
General Obligations - 1.3%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	726,903
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	769,731
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	722,628
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,914,313
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,589,327
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,460,631
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,882,813
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,183,684
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,890,957
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,156,229
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,788,833
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,945,000	2,037,287
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,412,478
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	972,404
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2036	2,600,000	2,882,367
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2039	2,100,000	2,271,174
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2042	3,500,000	3,730,965
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2036	4,805,000	5,326,835
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,338,214
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,628,122
TOTAL GENERAL OBLIGATIONS		45,685,895
Health Care - 1.0%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,314,779
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	5,745,000	3,990,104
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,811,469
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,423
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,043
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	3,965,795
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	122,733
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	3,968,339
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,038,794
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,351,197
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	7,615,000	6,517,503
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,075,423
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,200,712
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,317,826
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	2,913,792
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	957,746
TOTAL HEALTH CARE		40,624,678
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,546,320
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,092,633
TOTAL HOUSING		3,638,953
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,075,735
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	476,074
TOTAL SPECIAL TAX		1,551,809
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	11,865,095
Pennsylvania Turnpike Commission 5.25% 12/1/2055	8,425,000	8,766,050
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	14,903,024
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,832,397
Pennsylvania Turnpike Commission Series 2026, 5% 12/1/2039	5,730,000	6,252,700
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	479,740
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	479,257
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	529,786
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	575,192
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	528,964
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	574,388
TOTAL TRANSPORTATION		47,786,593
Water & Sewer - 0.4%
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	969,582
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Inc Insured)	4,275,000	4,571,877
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,750,000	5,066,773
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,720,000	2,862,861
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	1,890,000	2,079,264
TOTAL WATER & SEWER		15,550,357
TOTAL PENNSYLVANIA		161,979,977
Puerto Rico - 0.7%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	10,912,493	7,922,464
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,345,608
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,978,011
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,331,316
TOTAL GENERAL OBLIGATIONS		20,577,399
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (b)	2,165,000	2,075,282
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (b)	1,030,000	1,088,179
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	3,130,000	3,260,667
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (b)	1,445,000	1,385,119
TOTAL WATER & SEWER		7,809,247
TOTAL PUERTO RICO		28,386,646
Rhode Island - 0.7%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,308,293
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,429,446
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,221,987
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,191,551
TOTAL EDUCATION		11,151,277
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	813,644
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	847,394
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,329,341
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,252,113
TOTAL GENERAL OBLIGATIONS		4,242,492
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,604,703
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,817,526
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	1,730,000	1,839,943
TOTAL HEALTH CARE		8,262,172
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	475,000	473,722
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	2,155,000	2,135,785
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	275,000	275,821
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,514,148
TOTAL HOUSING		4,399,476
TOTAL RHODE ISLAND		28,055,417
South Carolina - 1.9%
Education - 0.3%
University SC Higher Ed Facs Series 2026A, 5.25% 5/1/2056 (c)	10,000,000	10,421,103
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev 5% 12/1/2044	3,750,000	3,942,509
South Carolina St Svc Auth Rev 5% 12/1/2045	2,250,000	2,354,686
South Carolina St Svc Auth Rev 5% 12/1/2046	2,475,000	2,573,580
South Carolina St Svc Auth Rev 5% 12/1/2050 (Assured Guaranty Inc Insured)	2,240,000	2,302,981
South Carolina St Svc Auth Rev 5% 12/1/2055	5,625,000	5,671,757
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	3,023,978
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,780,099
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,478,667
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	555,377
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,042,584
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,824,628
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	908,216
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,637,040
TOTAL ELECTRIC UTILITIES		37,096,102
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	932,498
Health Care - 0.5%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,526,930
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,230,400
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,509,827
TOTAL HEALTH CARE		18,267,157
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	560,000	563,869
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 3% 7/1/2040	1,705,000	1,417,493
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	298,378
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	496,802
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	559,965
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	495,591
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	552,814
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	579,352
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	815,000	883,094
TOTAL HOUSING		5,847,358
TOTAL SOUTH CAROLINA		72,564,218
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	818,989
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	693,351
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,786,877
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (d)	3,900,000	4,178,140
TOTAL SOUTH DAKOTA		7,477,357
Tennessee - 1.3%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	6,809,958
Electric Utilities - 0.5%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,059,171
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,205,177
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,144,187
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,768,113
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,765,501
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,849,169
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,474,509
TOTAL ELECTRIC UTILITIES		16,265,827
General Obligations - 0.4%
Germantown Tenn Gen. Oblig. Series 2021, 3% 12/1/2046	1,120,000	863,957
Greene Cnty Tenn 2% 6/1/2038	535,000	407,984
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	15,510,000	16,264,016
TOTAL GENERAL OBLIGATIONS		17,535,957
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,549,021
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	832,519
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,142,510
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,175,020
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,182,377
TOTAL HEALTH CARE		5,881,447
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	212,018
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	254,597
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	556,117
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	305,000	304,329
TOTAL HOUSING		1,327,061
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.1% 6/1/2041	1,335,000	935,987
TOTAL TENNESSEE		48,756,237
Texas - 10.3%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	1,987,201
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	722,969
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,531,099
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,134,601
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,894,178
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,008,921
TOTAL EDUCATION		13,278,969
Electric Utilities - 1.2%
Bryan Tex Rural Elec Sys Rev Series 2018, 4% 7/1/2043	985,000	894,058
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,506,866
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,798,274
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2041 (Assured Guaranty Inc Insured)	375,000	397,643
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2042 (Assured Guaranty Inc Insured)	475,000	501,439
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2043 (Assured Guaranty Inc Insured)	500,000	526,000
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2044 (Assured Guaranty Inc Insured)	575,000	603,176
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2045 (Assured Guaranty Inc Insured)	550,000	574,661
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2046 (Assured Guaranty Inc Insured)	850,000	883,857
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2047 (Assured Guaranty Inc Insured)	1,035,000	1,069,656
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,377,994
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,054,258
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,930,000	2,106,816
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,380,000	1,518,532
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,150,000	1,259,015
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,240,000	1,350,387
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Inc Insured)	1,400,000	1,516,039
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,076,505
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,035,000	1,107,922
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,200,000	1,276,857
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Inc Insured)	1,400,000	1,481,800
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,200,554
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,437,021
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	2,055,000	2,113,358
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (d)	12,525,000	12,287,829
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (d)	2,865,000	2,788,501
TOTAL ELECTRIC UTILITIES		47,709,018
General Obligations - 3.9%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,114,783
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,093,323
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,103,756
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,687,041
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	629,843
Caddo Mills TX Indpt Sch Dist 3% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	818,313
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,126,402
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	437,757
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,033,604
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,330,801
Clear Creek Independent School District Series 2021, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,508,338
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,950,000	3,494,719
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,683,166
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,074,033
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,430,527
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,393,004
Conroe TX Isd Series 2026, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,520,000	2,692,098
Conroe TX Isd Series 2026, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,425,000	2,575,234
Conroe TX Isd Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	3,835,000	4,041,516
Conroe TX Isd Series 2026, 5% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	6,000,000	6,288,778
Corpus Christi TX Isd Series 2017 A, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	784,705
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,264,854
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2045	510,000	400,439
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (d)	5,025,000	5,306,029
Deer Pk Tex Gen. Oblig. Series 2021, 4% 3/15/2041	400,000	379,564
Del Mar TX College Dist Gen. Oblig. Series 2020 A, 3% 8/15/2045	2,620,000	1,972,299
Denton Cnty TX Gen. Oblig. Series 2019A, 2.625% 7/15/2037	1,000,000	834,370
Dimmitt TX Indpt Sch Dist 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,805,000	1,413,456
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	548,006
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	605,678
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	5,280,000	4,142,309
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,212,128
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	554,497
Frenship TX Indpt Sch Dist Series 2021 A, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	826,258
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2041	1,490,000	1,117,539
Greenville Tex Gen. Oblig. 2% 2/15/2033 (Build America Mutual Assurance Co Insured)	1,055,000	905,833
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2042 (Build America Mutual Assurance Co Insured)	225,000	175,835
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	225,000	173,339
Houston TX Gen. Oblig. 5.25% 3/1/2049	3,710,000	3,889,978
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	841,683
Inverness Forest Impt Dist Tex Gen. Oblig. Series 2022, 3% 3/1/2042 (Assured Guaranty Inc Insured)	420,000	329,745
Kaufman Cnty Mun Util Dist 6 Gen. Oblig. Series 2021, 2.25% 9/1/2046 (Assured Guaranty Inc Insured)	2,720,000	1,767,098
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,350,298
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	861,407
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,183,432
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	722,729
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.375% 9/1/2046 (Assured Guaranty Inc Insured)	450,000	283,785
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,211,399
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,773,343
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	884,888
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,404,868
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,628,976
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,490,857
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	2,938,348
Prosper TX Gen. Oblig. 2.5% 2/15/2040	2,280,000	1,738,966
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	636,503
Sienna Plantation Levee Impt Dist TX Fort Bend Cnty Gen. Oblig. 3.25% 9/1/2043 (Assured Guaranty Inc Insured)	1,000,000	844,087
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,555,000	1,588,701
Southwest Tex Indpt Sch Dist Series 2019, 3% 2/1/2044 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,375,578
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	11,685,000	12,060,772
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5.25% 3/1/2037 (Bank of America Corp Guaranteed) (c)	18,945,000	19,917,830
Throckmorton Tex Collegiate Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	770,000	590,105
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	3,180,000	2,421,424
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	2,405,000	1,831,297
Wharton TX Indpt Sch Dist 2.125% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	936,587
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,168,730
Willis TX Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	707,105
TOTAL GENERAL OBLIGATIONS		150,554,693
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,905,029
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	995,425
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,575,546
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (d)	2,365,000	2,505,864
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (d)	3,455,000	3,745,938
TOTAL HEALTH CARE		11,727,802
Housing - 0.7%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,405,000	3,691,876
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	4,450,000	4,490,614
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.8% 7/1/2056	5,040,000	4,820,277
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026C, 4.875% 7/1/2051 (c)	3,750,000	3,729,797
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,296,771	2,882,129
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,635,000	1,625,573
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,535,000	1,545,210
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,166,499
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,495,000	2,703,459
TOTAL HOUSING		26,655,434
Special Tax - 0.3%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,850,000	1,357,920
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,389,763
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (d)	8,090,000	7,972,302
TOTAL SPECIAL TAX		10,719,985
Transportation - 3.0%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,753,289
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,683,571
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,865,809
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,446,555
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,201,484
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,955,590
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	2,955,293
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,261,946
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2042 (Assured Guaranty Inc Insured)	1,500,000	1,581,776
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,375,000	1,445,356
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2044 (Assured Guaranty Inc Insured)	2,500,000	2,617,411
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,585,000	3,725,846
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,836,254
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,279,867
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,394,708
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,941,249
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,750,797
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	5,200,000	5,399,388
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (g)	14,265,000	13,253,074
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	11,270,000	8,234,833
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	2,981,725
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,437,112
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,425,402
North TX Twy Auth Rev 5% 1/1/2034	945,000	951,547
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,232,929
North TX Twy Auth Rev 5% 1/1/2037	970,000	975,342
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	723,646
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,556,646
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,118,327
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,103,209
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,341,651
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,609,331
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,860,424
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,616,363
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,726,730
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) 5.25% 10/1/2050 (Texas State Guaranteed)	3,650,000	3,852,315
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	2,055,000	2,192,396
TOTAL TRANSPORTATION		113,289,191
Water & Sewer - 0.5%
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	5,215,000	5,412,176
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	8,800,000	5,990,391
Gulf Coast Wtr Auth Tex Contract Rev Series 2021, 3% 8/15/2041	405,000	325,775
Houston TX Util Sys Rev 4% 11/15/2043	3,145,000	2,911,391
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	1,175,000	1,098,898
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,568,690
TOTAL WATER & SEWER		17,307,321
TOTAL TEXAS		391,242,413
Utah - 0.6%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	3,204,725
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	622,736
TOTAL GENERAL OBLIGATIONS		3,827,461
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	495,125	367,789
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (b)	2,410,000	2,474,698
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,061,000	4,201,675
TOTAL SPECIAL TAX		6,676,373
Transportation - 0.3%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,370,696
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,572,919
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,434,796
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,433,522
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	956,503
TOTAL TRANSPORTATION		10,768,436
TOTAL UTAH		21,640,059
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	1,880,850
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,063,605
TOTAL VERMONT		3,944,455
Virginia - 1.1%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (d)	2,570,000	2,586,583
General Obligations - 0.9%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,198,483
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,311,007
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,326,318
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	2,979,565
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,423,564
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	450,000	460,858
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,933,257
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,051,393
TOTAL GENERAL OBLIGATIONS		34,684,445
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (d)	1,280,000	1,349,079
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,402,529
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 A, 3% 7/1/2045	1,000,000	760,385
TOTAL HEALTH CARE		3,511,993
TOTAL VIRGINIA		40,783,021
Washington - 2.9%
Education - 0.5%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,161,041
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,490,371
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,117,978
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	818,921
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	758,565
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,249,593
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,116,035
TOTAL EDUCATION		18,712,504
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	1,395,000	1,323,350
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	951,199
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	950,889
TOTAL ELECTRIC UTILITIES		3,225,438
General Obligations - 0.4%
King Cnty WA Gen. Oblig. 2% 1/1/2037	535,000	428,915
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,440,870
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,005,241
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,062,005
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,985,000	2,119,766
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	890,000
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	890,000
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,240,085
TOTAL GENERAL OBLIGATIONS		15,076,882
Health Care - 1.5%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	660,000	654,385
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,830,000	1,886,127
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	4,575,000	4,683,467
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	4,210,000	4,292,349
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (b)	325,000	326,367
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (b)	100,000	100,005
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (b)	300,000	276,583
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	2,125,000	2,163,564
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	945,000	960,957
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,855,719
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	971,272
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,785,537
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,078,927
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,292,080
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (d)	10,000,000	10,489,125
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	387,397
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	823,724
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,529,039
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,247,595
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,148,502
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,736,341
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,172,540
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,458,986
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,004,045
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,428,819
TOTAL HEALTH CARE		58,753,452
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,503,606
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	950,000	751,503
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	11,858,518
TOTAL SPECIAL TAX		12,610,021
TOTAL WASHINGTON		111,881,903
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (d)	980,000	981,009
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,738,935
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,047,349
TOTAL HEALTH CARE		2,786,284
TOTAL WEST VIRGINIA		3,767,293
Wisconsin - 1.5%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (b)	985,000	902,555
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (b)	100,000	106,371
Wisconsin Rapids School District 2% 4/1/2036 (Pre-refunded to 4/1/2028 at 100)	715,000	705,075
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	190,000	194,855
TOTAL ESCROWED/PRE-REFUNDED		1,006,301
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	874,571
Kohler Wis Sch Dist 2% 3/1/2038	620,000	459,006
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Inc Insured)	2,840,000	2,036,343
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,773,869
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,833,721
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,339,167
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,344,306
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2035	240,000	191,367
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,523,117
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,064,679
Wisconsin Rapids School District 2% 4/1/2036	395,000	307,892
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	1,390,000	1,546,023
TOTAL GENERAL OBLIGATIONS		21,294,061
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,267,048
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,284,915
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,270,000	1,279,985
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	2,883,719
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,279,617
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,502,682
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (d)	1,960,000	2,064,157
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (d)	1,355,000	1,420,885
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,290,000	2,113,630
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,190,666
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	605,764
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,414,708
TOTAL HEALTH CARE		20,307,776
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (b)	12,205,000	9,661,892
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (b)	3,990,000	2,793,000
TOTAL INDUSTRIAL DEVELOPMENT		12,454,892
TOTAL WISCONSIN		55,965,585
TOTAL MUNICIPAL SECURITIES (Cost $3,809,284,017)		3,715,167,892

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $173,260,972)	2.65	173,193,540	173,262,817

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $3,982,544,989)	3,888,430,709
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(61,725,071)
NET ASSETS - 100.0%	3,826,705,638

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,069,814 or 1.4% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Zero coupon bond which is issued at a discount.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Tax-Free Cash Central Fund	319,656,382	397,531,478	543,925,043	2,322,751	-	-	173,262,817	173,193,540
	319,656,382	397,531,478	543,925,043	2,322,751	-	-	173,262,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	241,908,382	-	240,483,511	1,424,871
Electric Utilities	265,519,597	-	265,519,597	-
Escrowed/Pre-Refunded	1,237,242	-	1,237,242	-
General Obligations	1,635,499,046	-	1,635,499,046	-
Health Care	475,083,377	-	473,295,877	1,787,500
Housing	157,390,087	-	157,390,087	-
Industrial Development	51,276,234	-	51,276,234	-
Other	1,476,843	-	1,476,843	-
Special Tax	338,170,147	-	338,170,147	-
Tobacco Bonds	25,452,391	-	25,452,391	-
Transportation	410,869,470	-	410,869,470	-
Water & Sewer	111,285,076	-	111,285,076	-

Money Market Funds	173,262,817	173,262,817	-	-
Total Investments in Securities:	3,888,430,709	173,262,817	3,711,955,521	3,212,371
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$3,715,167,892
Investments in securities, at value - affiliated issuers	173,262,817
Cash	100,000
Receivable for fund shares sold	2,663,835
Interest receivable	37,060,976
Distributions receivable from affiliated funds	237,731
Prepaid expenses	501
Receivable from investment adviser for expense reductions	545,121
Total assets	3,929,038,873
Liabilities
Payable for investments purchased	7,196,982
Payable for investments purchased, delayed delivery	84,364,210
Payable for fund shares redeemed	4,464,573
Distributions payable	4,850,676
Accrued management fee	1,346,936
Other payables and accrued expenses	44,981
Interest payable	64,877
Total liabilities	102,333,235
Net Assets	$3,826,705,638
Net assets consist of:
Paid in capital	3,988,234,119
Total accumulated earnings (loss)	(161,528,481)
Net Assets	$3,826,705,638

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($3,826,705,638/351,265,921 shares)	$10.89

Other Information
Unaffiliated issuers, cost	3,809,284,017
Affiliated issuers, cost	173,260,972
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$2,322,751
Interest	66,926,713
Total investment income	69,249,464
Expenses
Management fee	7,999,411
Custodian fees and expenses	16,605
Independent trustees' fees and expenses	4,096
Registration fees	89,899
Audit	32,402
Legal	6,473
Commitment fee	2,279
Miscellaneous	3,865
Total expenses	8,155,030
Expense reimbursements and reductions	(3,410,127)
Total expenses after reductions	4,744,903
Net investment income (loss)	64,504,561
Net realized gain (loss)
Investments - unaffiliated issuers	(5,362,069)
Net realized gain (loss)	(5,362,069)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(79,323,893)
Total change in net unrealized appreciation (depreciation)	(79,323,893)
Net gain (loss)	(84,685,962)
Net increase (decrease) in net assets resulting from operations	$(20,181,401)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,504,561	$114,575,609
Net realized gain (loss)	(5,362,069)	(11,270,324)
Change in net unrealized appreciation (depreciation)	(79,323,893)	62,560,002
Net increase (decrease) in net assets resulting from operations	(20,181,401)	165,865,287
Distributions to shareholders
Distributions to shareholders	(62,216,611)	(111,007,530)
Total distributions	(62,216,611)	(111,007,530)
Net increase (decrease) in net assets resulting from share transactions	176,628,223	238,319,787
Total increase (decrease) in net assets	94,230,211	293,177,544
Net Assets
Beginning of period	3,732,475,427	3,439,297,883
End of period	$3,826,705,638	$3,732,475,427
Financial Highlights
Fidelity® Tax-Free Bond Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.13	$10.95	$11.03	$10.96	$11.79	$12.25
Income from Investment Operations
Net investment income (loss) A, B	.19	.36	.34	.33	.30	.29
Net realized and unrealized gain (loss)	(.25)	.17	(.09)	.06	(.82)	(.43)
Total from investment operations	(.06)	.53	.25	.39	(.52)	(.14)
Distributions
Distributions from net investment income	(.18)	(.35)	(.33)	(.32)	(.30)	(.29)
Distributions from net realized gain	-	- C	- C	-	- C	(.03)
Total distributions	(.18)	(.35)	(.33)	(.32)	(.31) D	(.32)
Net asset value, end of period	$10.89	$11.13	$10.95	$11.03	$10.96	$11.79
Total Return E, F	(.55)%	4.96%	2.34%	3.71%	(4.38)%	(1.16)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.43% I	.43%	.44%	.46%	.46%	.46%
Ratio of expenses to average net assets net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Ratio of expenses to average net assets net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Ratio of net investment income (loss) to average net assets	3.40% I	3.33%	3.09%	3.06%	2.78%	2.39%
Net assets, end of period	$3,826,705,638	$3,732,475,427	$3,439,297,883	$3,201,752,465	$2,877,376,445	$4,518,266,731
Portfolio turnover rate J	16% I	20%	15%	7%	11% K	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® Tax-Free Bond Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Tax-Free Bond Fund	3,972,624,404	37,052,438	(121,246,133)	(84,193,695)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Tax-Free Bond Fund	(34,866,921)	(36,867,563)	(71,734,484)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Tax-Free Bond Fund	634,881,400	291,905,734

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean the "Fund" as the Fund currently offers only one class of shares.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Tax-Free Bond Fund	0.43%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Tax-Free Bond Fund	0.42

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Tax-Free Bond Fund	1,097,931	11,333,549	128,549

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Tax-Free Bond Fund	0.25	May 31, 2027	3,409,739

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Tax-Free Bond Fund	388

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Tax-Free Bond Fund
Fidelity® Tax-Free Bond Fund	62,216,611	111,007,530
Total	62,216,611	111,007,530

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Tax-Free Bond Fund
Shares sold	45,881,182	95,011,620	508,547,704	1,033,315,226
Reinvestment of distributions	3,122,793	5,630,360	34,529,622	61,339,741
Shares redeemed	(33,145,892)	(79,216,585)	(366,449,103)	(856,335,180)
Net increase (decrease)	15,858,083	21,425,395	176,628,223	238,319,787

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.762414.125
SFB-SANN-0926
Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
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Other third-party marks appearing herein are the property of their respective owners.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Value Index Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	91,825	3,379,160
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	15,634	1,240,089
TOTAL AUSTRALIA		4,619,249
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	54,740	580,792
Liberty Global Ltd Class C (b)	41,756	432,592

TOTAL BELGIUM		1,013,384
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	13,532	4,329,969
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	127,268	2,171,192
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	47,517	3,517,208
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	8,137	393,831
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	60,275	6,614,579
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (b)	3,334	36,874
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	43,909	1,464,365
TOTAL CANADA		12,026,857
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	892	217,568
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	50,383	1,789,100
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	13,015	503,941
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	6,287	136,994
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	29,303	2,797,850
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	848	128,277
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	22,996	4,201,599
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	19,077	3,342,481
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	77,502	5,553,793
UNITED STATES - 99.5%
Communication Services - 3.2%
Diversified Telecommunication Services - 1.2%
AST SpaceMobile Inc Class A (b)(c)	5,110	301,388
AT&T Inc	2,196,209	51,061,859
Comcast Corp Class A	1,149,257	27,536,198
Iridium Communications Inc	20,814	985,335
Space Exploration Technologies Corp Class A (c)	16,451	1,782,795
Verizon Communications Inc	1,357,319	63,536,102
		145,203,677
Entertainment - 0.8%
Electronic Arts Inc	70,041	14,698,804
Liberty Media Corp-Liberty Formula One Class A (b)	7,577	680,490
Liberty Media Corp-Liberty Formula One Class C (b)	70,493	6,917,478
Madison Square Garden Sports Corp Class A (b)	2,406	947,194
Roku Inc Class A (b)	2,404	348,604
TKO Group Holdings Inc Class A	12,349	2,245,172
Walt Disney Co/The	575,162	55,324,833
Warner Bros Discovery Inc (b)	779,926	20,512,054
		101,674,629
Interactive Media & Services - 0.7%
Match Group Inc	75,305	2,967,770
Meta Platforms Inc Class A	129,588	72,142,936
People Inc Class A (b)	20,565	854,887
Pinterest Inc Class A (b)	158,732	3,811,155
		79,776,748
Media - 0.3%
Charter Communications Inc Class A (b)(c)	25,366	3,677,563
EchoStar Corp Class A (b)	6,075	510,847
Fox Corp Class A	64,347	3,746,926
Fox Corp Class B	44,643	2,318,757
Liberty Broadband Corp Class A (b)	5,301	180,552
Liberty Broadband Corp Class C (b)	37,835	1,287,903
New York Times Co/The Class A (c)	49,908	3,737,610
News Corp Class A	120,309	3,315,716
News Corp Class B (c)	39,316	1,229,411
Nexstar Media Group Inc	9,233	1,759,163
NIQ Global Intelligence Plc (b)	16,856	188,282
Omnicom Group Inc (c)	91,772	7,222,457
Sirius XM Holdings Inc (c)	57,412	1,700,543
Trade Desk Inc (The) Class A (b)	96,113	1,733,879
Versant Media Group Inc Class A	45,783	1,647,730
		34,257,339
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	157,977	27,284,208
TOTAL COMMUNICATION SERVICES		388,196,601
Consumer Discretionary - 11.0%
Automobile Components - 0.1%
Aptiv PLC (b)	68,606	3,874,181
BorgWarner Inc	66,403	4,232,527
Gentex Corp	68,987	1,611,536
Lear Corp	16,365	2,137,924
QuantumScape Corp Class A (b)(c)	162,312	847,269
		12,703,437
Automobiles - 0.4%
Ford Motor Co	1,267,045	18,600,221
General Motors Co	292,295	25,973,334
Rivian Automotive Inc Class A (b)	248,358	3,780,009
Thor Industries Inc	16,296	1,221,710
		49,575,274
Broadline Retail - 6.7%
Amazon.com Inc (b)	2,881,958	782,682,154
Dillard's Inc Class A (c)	1,037	610,108
eBay Inc	112,606	12,838,210
Etsy Inc (b)	15,326	1,251,828
Macy's Inc	85,393	2,119,454
Ollie's Bargain Outlet Holdings Inc (b)	19,645	1,443,318
		800,945,072
Distributors - 0.1%
Genuine Parts Co	44,533	5,538,569
LKQ Corp	82,302	1,847,680
Pool Corp	10,425	1,936,027
		9,322,276
Diversified Consumer Services - 0.1%
ADT Inc	182,081	1,391,099
Bright Horizons Family Solutions Inc (b)	16,986	1,266,136
Duolingo Inc Class A (b)	12,472	1,681,350
Grand Canyon Education Inc (b)	6,323	918,985
H&R Block Inc	34,722	1,528,810
Liberty Live Holdings Inc Class A	6,324	599,009
Liberty Live Holdings Inc Class C	15,656	1,543,682
Service Corp International/US	43,469	3,746,593
		12,675,664
Hotels, Restaurants & Leisure - 1.2%
Aramark	84,903	4,836,924
Boyd Gaming Corp	16,542	1,407,063
Caesars Entertainment Inc (b)	65,446	1,947,019
Carnival Corp Ltd	413,500	11,499,435
Churchill Downs Inc	17,985	1,516,136
Domino's Pizza Inc	9,159	3,182,203
Flutter Entertainment PLC (b)(c)	45,908	4,796,009
Hyatt Hotels Corp Class A (c)	786	136,810
Marriott International Inc/MD Class A1	17,882	6,666,946
McDonald's Corp	230,226	62,308,365
MGM Resorts International (b)	60,295	2,687,348
Norwegian Cruise Line Holdings Ltd (b)	148,046	2,743,292
Royal Caribbean Cruises Ltd	35,303	11,236,945
Starbucks Corp	166,608	17,535,492
Texas Roadhouse Inc	14,502	2,979,291
Travel + Leisure Co	13,609	1,034,556
Vail Resorts Inc (c)	2,128	317,881
Wyndham Hotels & Resorts Inc	2,181	163,269
Wynn Resorts Ltd	3,704	367,844
Yum! Brands Inc	62,827	9,630,123
		146,992,951
Household Durables - 0.5%
DR Horton Inc	81,476	11,655,957
Garmin Ltd	53,261	15,647,017
Lennar Corp Class A	66,475	5,474,216
Lennar Corp Class B (c)	2,700	217,890
Mohawk Industries Inc (b)	16,227	1,997,543
NVR Inc (b)	512	3,147,290
PulteGroup Inc	61,310	7,753,876
SharkNinja Inc (b)	23,115	3,739,314
Somnigroup International Inc	55,055	3,596,743
Toll Brothers Inc	30,553	4,457,377
Whirlpool Corp (c)	20,349	763,087
		58,450,310
Leisure Products - 0.0%
Brunswick Corp/DE	20,943	1,654,497
Hasbro Inc	34,204	3,213,124
Mattel Inc (b)	93,515	1,411,141
YETI Holdings Inc (b)	24,403	1,194,282
		7,473,044
Specialty Retail - 1.6%
AutoNation Inc (b)	7,982	1,695,377
AutoZone Inc (b)	4,612	13,910,945
Bath & Body Works Inc	65,155	1,310,919
Best Buy Co Inc	63,796	5,503,043
CarMax Inc (b)	45,866	2,626,287
Dick's Sporting Goods Inc	20,475	4,011,257
Five Below Inc (b)	10,567	2,294,413
Floor & Decor Holdings Inc Class A (b)	34,520	1,987,316
GameStop Corp Class A (b)(c)	132,770	2,883,764
Gap Inc/The	72,071	1,447,906
Home Depot Inc/The	84,024	27,892,607
Lithia Motors Inc	7,277	2,804,701
Lowe's Cos Inc	181,756	37,770,715
O'Reilly Automotive Inc (b)	269,050	24,039,618
Penske Automotive Group Inc	5,722	1,243,448
Ross Stores Inc	13,134	3,297,553
TJX Cos Inc/The	194,935	30,671,074
Tractor Supply Co	170,434	5,244,254
Ulta Beauty Inc (b)	11,003	5,642,668
Valvoline Inc (b)	4,264	163,780
Wayfair Inc Class A (b)	33,732	2,863,847
Williams-Sonoma Inc	32,985	7,542,350
		186,847,842
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co	6,963	413,463
Crocs Inc (b)	15,673	2,006,301
Deckers Outdoor Corp (b)	42,061	4,074,870
Lululemon Athletica Inc (b)	32,336	3,843,780
NIKE Inc Class B	382,596	15,958,079
PVH Corp	14,693	1,273,295
Ralph Lauren Corp Class A	4,376	1,664,368
VF Corp	113,853	1,630,375
		30,864,531
TOTAL CONSUMER DISCRETIONARY		1,315,850,401
Consumer Staples - 7.3%
Beverages - 1.6%
Brown-Forman Corp Class A (c)	13,733	401,278
Brown-Forman Corp Class B (c)	43,817	1,258,862
Coca-Cola Co/The	1,115,329	97,691,667
Coca-Cola Consolidated Inc	16,194	3,042,853
Constellation Brands Inc Class A	44,751	5,827,923
Keurig Dr Pepper Inc	420,073	13,072,672
Molson Coors Beverage Co Class B	49,633	2,062,747
Monster Beverage Corp (b)	123,542	11,906,978
PepsiCo Inc	390,150	54,449,334
Primo Brands Corp Class A	79,108	1,795,752
		191,510,066
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc Class A	107,523	1,245,116
BJ's Wholesale Club Holdings Inc (b)	41,838	4,090,920
Casey's General Stores Inc	1,385	1,206,334
Costco Wholesale Corp	80,945	77,050,736
Dollar General Corp	71,310	9,059,936
Dollar Tree Inc (b)	60,065	7,640,869
Kroger Co/The	180,677	10,432,290
Maplebear Inc (b)	26,497	1,181,765
Performance Food Group Co (b)	48,758	5,577,428
Sprouts Farmers Market Inc (b)	30,341	2,644,522
Sysco Corp	81,384	6,937,172
Target Corp	147,146	21,261,126
US Foods Holding Corp (b)	71,077	7,149,635
Walmart Inc	1,300,804	144,649,405
		300,127,254
Food Products - 0.8%
Archer-Daniels-Midland Co	155,484	12,325,217
Bunge Global SA	43,039	4,572,033
Campbell's Company/The (c)	64,278	1,412,830
Conagra Brands Inc (c)	154,451	2,241,084
Darling Ingredients Inc (b)	50,746	3,077,237
Freshpet Inc (b)	15,686	933,944
General Mills Inc (c)	172,859	6,179,709
Hershey Co/The	42,461	7,432,798
Hormel Foods Corp	93,920	2,348,939
Ingredion Inc	20,285	2,017,546
JBS NV Class A	105,727	1,482,293
JM Smucker Co	33,872	4,039,575
Kraft Heinz Co/The	277,216	7,166,034
Lamb Weston Holdings Inc	42,757	2,246,880
McCormick & Co Inc/MD	82,520	4,200,268
Mondelez International Inc	416,180	25,932,177
Pilgrim's Pride Corp	13,738	375,872
Post Holdings Inc (b)	13,167	1,203,595
Seaboard Corp	79	348,648
Smithfield Foods Inc	14,907	388,178
Tyson Foods Inc Class A	89,241	5,172,408
		95,097,265
Household Products - 1.2%
Church & Dwight Co Inc	76,775	7,586,138
Clorox Co/The	39,042	3,729,682
Colgate-Palmolive Co	146,785	13,401,471
Kimberly-Clark Corp (c)	72,649	7,941,262
Procter & Gamble Co/The	755,973	109,230,539
Reynolds Consumer Products Inc	17,683	441,013
		142,330,105
Personal Care Products - 0.1%
elf Beauty Inc (b)(c)	18,711	1,550,955
Estee Lauder Cos Inc/The Class A	65,672	5,509,881
Kenvue Inc	614,563	11,824,192
		18,885,028
Tobacco - 1.1%
Altria Group Inc	541,861	37,025,362
Philip Morris International Inc	505,562	96,471,341
		133,496,703
TOTAL CONSUMER STAPLES		881,446,421
Energy - 5.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	321,851	19,468,767
Halliburton Co	270,073	8,709,854
NOV Inc	115,753	2,249,081
SLB Ltd	484,702	24,036,372
Weatherford International PLC	22,876	2,008,284
		56,472,358
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Corp	106,965	2,350,021
Antero Resources Corp (b)	96,195	3,476,487
APA Corp (c)	114,293	4,265,415
Cheniere Energy Inc	63,284	16,679,764
Chevron Corp	601,464	118,386,159
Chord Energy Corp	18,248	2,561,654
ConocoPhillips	395,353	47,632,129
Devon Energy Corp	365,401	16,490,547
Diamondback Energy Inc	62,090	12,601,166
DT Midstream Inc (c)	32,962	4,548,756
EOG Resources Inc	173,591	25,811,246
EQT Corp	195,555	10,421,126
Expand Energy Corp	73,719	6,931,798
ExxonMobil Holdings Corp	1,349,156	209,712,810
HF Sinclair Corp	50,162	4,588,318
Kinder Morgan Inc	630,394	20,286,079
Marathon Petroleum Corp	46,718	14,784,845
Matador Resources Co (c)	34,084	1,700,451
Occidental Petroleum Corp	235,075	13,415,730
ONEOK Inc	204,331	18,555,298
Ovintiv Inc	91,647	5,724,272
Permian Resources Holdings Inc/DE Class A	224,689	4,788,123
Phillips 66	122,010	25,827,077
Range Resources Corp	75,581	3,033,821
Valero Energy Corp	84,377	26,401,563
Viper Energy Inc Class A	61,381	2,738,206
Williams Cos Inc/The	395,262	28,277,043
		651,989,904
TOTAL ENERGY		708,462,262
Financials - 19.4%
Banks - 6.6%
Bank of America Corp	1,997,981	123,774,924
Bank OZK	33,306	1,708,598
BOK Financial Corp	6,115	863,988
Central BanCo Inc	6,339	207,919
Citigroup Inc	466,685	61,812,428
Citizens Financial Group Inc	136,962	9,813,327
Columbia Banking System Inc	93,449	2,922,150
Commerce Bancshares Inc/MO	43,882	2,600,886
Cullen/Frost Bankers Inc	19,134	3,182,750
East West Bancorp Inc	44,077	5,774,087
Fifth Third Bancorp	293,177	16,564,501
First Citizens BancShares Inc/NC Class A	2,596	5,676,543
First Hawaiian Inc	39,200	1,089,368
First Horizon Corp	153,499	3,935,714
FNB Corp/PA	113,809	2,150,990
Huntington Bancshares Inc/OH	652,980	11,126,779
JPMorgan Chase & Co	866,809	304,934,739
KeyCorp	300,213	6,781,812
M&T Bank Corp	47,575	11,717,247
Pinnacle Financial Partners Inc	45,515	4,789,543
PNC Financial Services Group Inc/The	130,183	32,528,826
Prosperity Bancshares Inc	37,306	2,793,100
Regions Financial Corp	276,802	8,567,022
SOUTHSTATE BANK CORP	31,431	3,303,084
TFS Financial Corp (c)	16,957	312,178
Truist Financial Corp	404,092	20,948,129
US Bancorp	504,524	31,790,057
Webster Financial Corp	52,263	4,035,749
Wells Fargo & Co	993,095	85,853,063
Western Alliance Bancorp	28,055	2,258,147
Wintrust Financial Corp	21,507	3,431,227
Zions Bancorp NA	47,024	3,277,573
		780,526,448
Capital Markets - 5.1%
Affiliated Managers Group Inc	8,272	3,033,591
Ameriprise Financial Inc	26,928	14,698,380
Bank of New York Mellon Corp/The	208,541	32,601,215
Blackrock Inc	49,502	53,976,486
Blackstone Inc	50,575	6,460,956
Blue Owl Capital Inc Class A	213,384	2,197,855
Carlyle Group Inc/The	86,020	3,958,640
Cboe Global Markets Inc	33,959	10,535,101
Charles Schwab Corp/The	490,133	51,581,597
CME Group Inc Class A	117,140	31,368,921
Coinbase Global Inc Class A (b)	71,214	10,415,760
Evercore Inc Class A	11,893	3,812,420
FactSet Research Systems Inc	11,737	3,089,178
Franklin Resources Inc	86,896	2,942,299
Galaxy Digital Inc Class A (b)(c)	60,572	1,272,618
Goldman Sachs Group Inc/The	93,485	95,203,254
Hamilton Lane Inc Class A	12,758	1,134,314
Houlihan Lokey Inc Class A	17,667	2,217,032
Interactive Brokers Group Inc Class A	84,523	7,437,179
Intercontinental Exchange Inc	182,189	27,780,179
Invesco Ltd	116,655	3,452,988
Jefferies Financial Group Inc	49,142	2,683,153
KKR & Co Inc Class A	173,645	17,612,812
Lazard Inc	25,141	1,065,476
LPL Financial Holdings Inc	16,709	5,909,973
MarketAxess Holdings Inc	11,329	1,838,697
Moody's Corp	26,148	12,508,680
Morgan Stanley	363,332	76,452,319
Morningstar Inc	5,896	1,135,393
MSCI Inc	21,617	12,370,112
Nasdaq Inc	144,890	13,647,189
Northern Trust Corp	56,474	10,288,998
Raymond James Financial Inc	57,292	10,082,246
Robinhood Markets Inc Class A (b)	42,820	3,706,499
S&P Global Inc	95,838	39,478,547
SEI Investments Co	32,970	3,395,251
State Street Corp	86,721	15,970,539
Stifel Financial Corp	48,319	4,006,128
T Rowe Price Group Inc (c)	68,274	7,629,620
TPG Inc Class A	47,040	2,053,766
Tradeweb Markets Inc Class A	34,890	3,506,445
Virtu Financial Inc Class A	26,793	1,573,553
		616,085,359
Consumer Finance - 0.9%
Ally Financial Inc	80,575	3,491,315
American Express Co	122,008	41,025,190
Capital One Financial Corp	202,104	42,241,757
Credit Acceptance Corp (b)(c)	1,066	606,457
Figure Technology Solutions Inc Class A	24,637	613,708
OneMain Holdings Inc	37,409	2,341,055
SLM Corp	60,402	1,570,150
SoFi Technologies Inc Class A (b)(c)	360,760	5,883,996
Synchrony Financial	108,877	8,251,788
		106,025,416
Financial Services - 3.4%
Apollo Global Management Inc	136,106	17,093,553
Berkshire Hathaway Inc Class B (b)	603,718	308,825,907
Block Inc Class A (b)	168,794	13,712,825
Chime Financial Inc Class A (b)	79,873	1,836,280
Corebridge Financial Inc	79,792	2,488,712
Corpay Inc (b)	13,022	4,975,836
Equitable Holdings Inc	42,015	2,002,015
Euronet Worldwide Inc (b)	11,434	815,587
Fidelity National Information Services Inc	167,739	7,509,675
Fiserv Inc (b)	171,909	9,272,771
Global Payments Inc	74,571	6,269,930
Jack Henry & Associates Inc	23,311	3,590,826
MGIC Investment Corp	67,310	2,021,992
PayPal Holdings Inc	290,373	16,612,239
Rocket Cos Inc Class A (b)	314,031	4,051,000
Shift4 Payments Inc Class A (b)(c)	11,291	598,423
UWM Holdings Corp Class A	81,341	148,041
Voya Financial Inc	29,901	2,973,056
Western Union Co/The (c)	100,557	639,543
WEX Inc (b)	10,315	1,928,492
		407,366,703
Insurance - 3.3%
AFLAC Inc	147,602	18,816,303
Allstate Corp/The	83,156	21,959,836
American Financial Group Inc/OH	21,477	3,043,720
American International Group Inc	172,725	13,572,731
Aon PLC	67,466	24,324,866
Arch Capital Group Ltd (b)	112,697	11,329,429
Arthur J Gallagher & Co	82,651	20,614,812
Assurant Inc	16,049	4,480,720
Assured Guaranty Ltd	13,543	1,120,277
Axis Capital Holdings Ltd	23,746	2,500,929
Brighthouse Financial Inc (b)	18,405	1,139,454
Brown & Brown Inc	95,630	6,732,352
Chubb Ltd	114,071	40,002,418
Cincinnati Financial Corp	49,347	8,767,975
CNA Financial Corp	6,479	339,953
Everest Group Ltd	12,823	4,797,725
Fidelity National Financial Inc	82,466	4,254,421
First American Financial Corp	31,611	2,370,509
Globe Life Inc	25,302	4,611,290
Hanover Insurance Group Inc/The	11,262	2,619,879
Hartford Insurance Group Inc/The	88,728	12,591,390
Kinsale Capital Group Inc	7,081	2,523,810
Lincoln National Corp	55,677	2,539,428
Loews Corp	54,197	6,287,394
Markel Group Inc (b)	4,007	7,542,536
Marsh & McLennan Cos Inc	156,349	29,657,842
MetLife Inc	175,180	16,840,053
Old Republic International Corp	73,051	3,156,534
Primerica Inc	10,144	3,245,674
Principal Financial Group Inc	69,377	7,888,165
Progressive Corp/The	189,375	40,037,664
Prudential Financial Inc	112,787	13,769,037
Reinsurance Group of America Inc	21,221	5,026,194
RLI Corp (c)	26,530	1,624,697
Ryan Specialty Holdings Inc Class A	30,663	1,354,078
Travelers Companies Inc/The	68,732	25,730,512
Unum Group	51,344	4,421,232
W R Berkley Corp	73,544	5,334,882
White Mountains Insurance Group Ltd	780	1,636,229
Willis Towers Watson PLC	30,585	10,274,113
		398,881,063
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (c)	371,382	3,958,932
Annaly Capital Management Inc	237,847	5,403,884
Rithm Capital Corp	180,244	1,780,810
Starwood Property Trust Inc	113,316	1,810,790
		12,954,416
TOTAL FINANCIALS		2,321,839,405
Health Care - 12.6%
Biotechnology - 2.6%
AbbVie Inc	528,173	132,539,733
Amgen Inc	51,200	19,720,192
Arrowhead Pharmaceuticals Inc (b)	16,232	1,374,039
Biogen Inc (b)	47,774	9,695,733
BioMarin Pharmaceutical Inc (b)	62,152	3,730,363
Bridgebio Pharma Inc (b)	3,029	242,593
Caris Life Sciences Inc (b)	4,072	63,808
Exelixis Inc (b)	60,184	3,191,558
Gilead Sciences Inc	402,740	52,440,775
Incyte Corp (b)	53,718	6,420,375
Ionis Pharmaceuticals Inc (b)	2,993	154,948
Moderna Inc (b)	117,954	6,466,238
Neurocrine Biosciences Inc (b)	4,474	746,263
Regeneron Pharmaceuticals Inc	32,766	24,988,335
Roivant Sciences Ltd (b)	158,610	5,378,465
United Therapeutics Corp (b)	13,423	6,949,221
Vertex Pharmaceuticals Inc (b)	82,421	39,323,059
Viking Therapeutics Inc (b)	34,192	1,085,254
		314,510,952
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	561,766	59,378,666
Align Technology Inc (b)	21,684	3,668,065
Baxter International Inc	166,539	4,356,660
Becton Dickinson & Co	92,148	15,261,552
Boston Scientific Corp (b)	480,694	22,462,831
Cooper Cos Inc/The (b)	63,013	4,557,100
Edwards Lifesciences Corp (b)	184,782	15,904,187
Envista Holdings Corp (b)	52,485	1,433,364
GE HealthCare Technologies Inc	147,236	10,014,993
Globus Medical Inc Class A (b)	36,337	2,862,992
IDEXX Laboratories Inc (b)	4,097	2,290,510
Medline Inc Class A (c)	145,420	5,712,098
Medtronic PLC	415,822	35,507,041
ResMed Inc	47,101	9,937,369
Solventum Corp (b)	47,890	4,091,722
STERIS PLC	31,735	7,248,274
Stryker Corp	112,109	36,513,901
Teleflex Inc	14,310	1,956,320
Zimmer Biomet Holdings Inc	62,761	5,895,141
		249,052,786
Health Care Providers & Services - 2.6%
Cardinal Health Inc	41,149	9,465,504
Centene Corp (b)	147,071	9,150,758
Chemed Corp	4,221	2,246,627
Cigna Group/The	84,648	23,621,024
CVS Health Corp	416,070	43,450,190
DaVita Inc (b)	9,889	2,374,250
Elevance Health Inc	70,380	26,451,619
Encompass Health Corp	31,896	3,542,689
Ensign Group Inc/The	18,314	3,262,822
Guardant Health Inc (b)	4,616	747,746
HCA Healthcare Inc	48,415	19,491,395
Henry Schein Inc (b)	31,955	2,740,141
Humana Inc	38,934	14,166,525
Labcorp Holdings Inc	26,593	8,222,556
McKesson Corp	2,488	2,130,201
Molina Healthcare Inc (b)	16,683	3,263,528
Quest Diagnostics Inc	35,795	8,340,593
Tenet Healthcare Corp (b)	27,685	7,053,584
UnitedHealth Group Inc	292,734	121,308,971
Universal Health Services Inc Class B	16,503	2,779,765
		313,810,488
Health Care Technology - 0.1%
Doximity Inc Class A (b)	42,182	882,026
Veeva Systems Inc Class A (b)	48,366	9,856,023
		10,738,049
Life Sciences Tools & Services - 1.7%
Agilent Technologies Inc	91,559	12,669,019
Avantor Inc (b)	213,625	2,943,753
Bio-Rad Laboratories Inc Class A (b)	5,884	1,915,124
Bio-Techne Corp	50,689	3,654,170
Bruker Corp	35,944	2,258,721
Charles River Laboratories International Inc (b)	15,892	3,695,049
Danaher Corp	204,859	39,943,408
Illumina Inc (b)	49,251	10,101,380
IQVIA Holdings Inc (b)	53,945	12,678,154
Mettler-Toledo International Inc (b)	6,551	9,278,181
QIAGEN NV	66,641	2,758,937
Repligen Corp (b)	17,254	2,432,987
Revvity Inc	36,188	4,071,874
Sotera Health Co (b)	90,518	1,616,651
Thermo Fisher Scientific Inc	120,527	69,218,656
Waters Corp (b)	31,864	12,022,606
West Pharmaceutical Services Inc	22,666	7,728,199
		198,986,869
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	662,035	43,237,506
Elanco Animal Health Inc (b)	160,170	4,223,683
Jazz Pharmaceuticals PLC (b)	19,332	4,888,290
Johnson & Johnson	781,155	200,249,084
Merck & Co Inc	802,025	104,423,655
Organon & Co	84,843	1,149,623
Pfizer Inc	1,845,900	46,165,959
Royalty Pharma PLC Class A	134,115	7,836,339
Viatris Inc	376,744	6,615,625
Zoetis Inc Class A	29,031	2,243,806
		421,033,570
TOTAL HEALTH CARE		1,508,132,714
Industrials - 10.9%
Aerospace & Defense - 2.0%
AeroVironment Inc (b)(c)	12,350	1,844,720
Boeing Co (b)	86,873	18,776,730
BWX Technologies Inc	1,541	259,966
Curtiss-Wright Corp	5,850	4,235,400
General Dynamics Corp	82,959	31,808,140
Hexcel Corp (c)	20,025	2,061,574
Honeywell Aerospace Inc	102,877	21,268,791
Huntington Ingalls Industries Inc	12,699	4,145,589
Kratos Defense & Security Solutions Inc (b)	55,864	2,603,262
L3Harris Technologies Inc	60,310	16,709,489
Leonardo DRS Inc	24,496	1,128,041
Loar Holdings Inc (b)(c)	14,282	977,602
Northrop Grumman Corp	43,308	23,493,724
RTX Corp	437,286	94,112,693
StandardAero Inc (b)	73,990	2,168,647
Textron Inc	56,096	4,782,745
TransDigm Group Inc	8,995	11,283,148
		241,660,261
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	2,953	436,247
Expeditors International of Washington Inc	42,943	7,209,700
FedEx Corp	70,975	21,817,715
GXO Logistics Inc (b)	37,007	1,856,271
United Parcel Service Inc Class B	242,112	25,232,913
		56,552,846
Building Products - 0.7%
A O Smith Corp (c)	36,217	2,177,728
Advanced Drainage Systems Inc	23,563	3,263,004
Allegion plc	27,579	4,340,935
Armstrong World Industries Inc	10,149	1,772,624
Builders FirstSource Inc (b)	33,961	2,256,369
Carlisle Cos Inc	11,682	4,204,585
Carrier Global Corp	253,144	15,646,831
Fortune Brands Innovations Inc	37,583	1,851,339
Hayward Holdings Inc (b)	67,461	1,020,685
Johnson Controls International plc	185,741	27,240,775
Lennox International Inc	7,213	2,999,742
Louisiana-Pacific Corp	20,555	1,488,799
Masco Corp	65,391	4,674,149
Owens Corning	25,827	3,587,370
Simpson Manufacturing Co Inc	13,336	2,503,701
Trex Co Inc (b)	33,414	1,448,831
		80,477,467
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (b)	13,365	4,181,641
Copart Inc (b)	285,916	8,325,874
GFL Environmental Inc Subordinate Voting Shares (United States)	84,299	3,483,235
MSA Safety Inc	11,792	2,243,664
Republic Services Inc	64,504	13,581,317
Tetra Tech Inc	84,264	2,794,194
Veralto Corp	79,567	7,492,824
Waste Management Inc	88,176	19,976,273
		62,079,022
Construction & Engineering - 0.1%
AECOM	41,779	3,024,382
API Group Corp (b)	123,597	4,904,329
Dycom Industries Inc (b)	5,789	2,321,794
Everus Construction Group Inc (b)	2,277	285,604
Primoris Services Corp	16,484	1,391,414
Valmont Industries Inc	6,140	2,957,638
WillScot Holdings Corp	57,241	1,389,811
		16,274,972
Electrical Equipment - 1.0%
Acuity Inc	9,802	3,218,879
AMETEK Inc	74,145	17,921,588
Eaton Corp PLC	106,506	44,221,291
Emerson Electric Co	182,138	27,287,915
Generac Holdings Inc (b)	18,761	3,697,981
Hubbell Inc	17,171	8,114,156
Nextpower Inc Class A (b)	47,978	4,311,783
nVent Electric PLC	30,834	4,743,194
Regal Rexnord Corp	21,501	4,412,650
Rockwell Automation Inc	6,436	3,089,795
Sensata Technologies Holding PLC	46,850	2,168,687
X-Energy Inc Class A	13,662	222,827
		123,410,746
Ground Transportation - 1.5%
Avis Budget Group Inc (b)(c)	3,915	538,078
CSX Corp	602,020	30,341,808
Fedex Freight Holding Co Inc	35,487	4,986,988
JB Hunt Transport Services Inc	24,371	6,622,819
Knight-Swift Transportation Holdings Inc	51,243	3,562,926
Landstar System Inc	7,381	1,289,977
Lyft Inc Class A (b)	105,382	1,671,359
Norfolk Southern Corp	72,922	24,463,873
Old Dominion Freight Line Inc	47,967	10,175,719
Ryder System Inc	12,162	3,118,580
Saia Inc (b)	8,648	3,006,304
Schneider National Inc Class B	16,682	596,215
U-Haul Holding Co (b)(c)	2,309	163,731
U-Haul Holding Co Class N	31,167	1,950,431
Uber Technologies Inc (b)	572,491	40,280,467
Union Pacific Corp	179,379	52,401,987
		185,171,262
Industrial Conglomerates - 0.4%
3M Co	145,679	25,680,294
Honeywell International Inc	102,877	25,004,255
		50,684,549
Machinery - 2.5%
AGCO Corp	19,390	1,980,882
Allison Transmission Holdings Inc	22,899	2,622,851
CNH Industrial NV Class A	282,257	2,893,134
Crane Co	16,044	3,424,752
Cummins Inc	24,475	15,522,045
Deere & Co	80,036	47,434,937
Donaldson Co Inc	37,393	3,523,916
Dover Corp	43,204	8,840,402
Esab Corp	18,504	1,601,151
Flowserve Corp	41,275	3,136,487
Fortive Corp	98,649	5,841,007
Gates Industrial Corp Ltd	80,994	2,266,212
Graco Inc	53,492	4,246,195
IDEX Corp	23,999	5,530,570
Illinois Tool Works Inc	66,144	18,980,021
Ingersoll Rand Inc	126,876	10,578,921
ITT Inc	28,902	5,664,214
Lincoln Electric Holdings Inc	13,191	3,446,940
Middleby Corp/The (b)	14,045	1,876,131
Midera Food Processing Inc	14,045	673,458
Mueller Industries Inc	70,346	4,671,678
Nordson Corp	17,099	5,091,740
Oshkosh Corp	20,191	2,875,400
Otis Worldwide Corp	124,542	8,960,797
PACCAR Inc	167,467	22,219,522
Parker-Hannifin Corp	40,923	39,962,537
Pentair PLC	51,946	3,399,346
RBC Bearings Inc (b)	8,321	4,587,451
Snap-on Inc	16,431	6,743,447
SPX Technologies Inc (b)	15,765	3,462,309
Stanley Black & Decker Inc	50,360	4,763,049
Timken Co/The	20,869	2,870,531
Toro Co/The	30,964	2,844,663
Watts Water Technologies Inc Class A	8,830	3,053,326
Westinghouse Air Brake Technologies Corp	54,695	15,908,588
Xylem Inc/NY	76,908	8,995,929
		290,494,539
Marine Transportation - 0.0%
Kirby Corp (b)	17,271	2,264,918
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	30,559	1,450,025
Delta Air Lines Inc	199,279	17,424,956
Southwest Airlines Co	135,757	6,104,992
United Airlines Holdings Inc (b)	98,558	11,958,042
		36,938,015
Professional Services - 0.8%
Amentum Holdings Inc (b)	49,441	1,097,590
Automatic Data Processing Inc	82,188	21,899,815
Booz Allen Hamilton Holding Corp Class A	30,092	2,098,014
Broadridge Financial Solutions Inc	37,381	5,754,805
CACI International Inc (b)	7,087	3,527,554
Equifax Inc	38,421	6,632,233
ExlService Holdings Inc (b)	40,579	1,376,845
FTI Consulting Inc (b)	9,617	1,532,757
Genpact Ltd	50,306	1,769,262
Jacobs Solutions Inc	37,886	5,111,958
KBR Inc	40,666	1,488,782
Leidos Holdings Inc	40,624	4,696,134
Mobility Global Inc	95,838	1,953,178
Parsons Corp (b)	11,996	530,343
Paychex Inc	104,352	12,192,489
Paycom Software Inc	13,275	2,176,569
Paylocity Holding Corp (b)	13,108	1,807,528
Robert Half Inc (c)	31,970	1,208,466
Science Applications International Corp	13,895	1,627,521
SS&C Technologies Holdings Inc	67,231	5,180,149
TransUnion	62,404	4,906,202
UL Solutions Inc Class A (c)	16,258	1,489,883
Verisk Analytics Inc	42,443	8,270,020
		98,328,097
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc	11,915	4,113,177
Core & Main Inc Class A (b)	60,746	2,671,002
Fastenal Co	67,887	3,238,889
Ferguson Enterprises Inc	58,907	13,803,677
MSC Industrial Direct Co Inc Class A	14,684	1,812,006
QXO Inc (b)(c)	311,241	4,139,505
SiteOne Landscape Supply Inc (b)	14,126	1,334,059
Sunbelt Rentals Holdings Inc	132,978	9,563,778
United Rentals Inc	15,576	16,810,554
Watsco Inc (c)	11,324	3,502,513
Wesco International Inc	15,506	5,326,156
WW Grainger Inc	1,992	2,753,382
		69,068,698
TOTAL INDUSTRIALS		1,313,405,392
Information Technology - 18.3%
Communications Equipment - 1.4%
Cisco Systems Inc	1,280,834	148,563,936
F5 Inc (b)	18,337	7,381,926
Motorola Solutions Inc	33,367	14,539,670
		170,485,532
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc	644	186,451
Arrow Electronics Inc (b)	16,495	3,572,322
Avnet Inc	26,295	2,336,048
CDW Corp/DE	41,413	6,121,256
Cognex Corp	54,078	3,528,049
Coherent Corp (b)	45,470	11,953,608
Flex Ltd (b)	118,715	13,503,831
Ingram Micro Holding Corp	14,249	401,964
IPG Photonics Corp (b)	8,321	707,784
Keysight Technologies Inc (b)	23,793	7,591,870
Littelfuse Inc	8,056	3,561,799
Ralliant Corp	36,299	2,372,866
Sanmina Corp (b)	11,130	2,065,283
TD SYNNEX Corp	24,815	6,345,196
Teledyne Technologies Inc (b)	14,925	9,784,382
TTM Technologies Inc (b)	4,543	524,444
Vontier Corp	45,426	1,459,537
Zebra Technologies Corp Class A (b)	15,547	4,568,020
		80,584,710
IT Services - 1.2%
Accenture PLC Class A	198,967	33,012,605
Akamai Technologies Inc (b)	46,721	5,381,325
Amdocs Ltd	34,265	1,909,246
Applied Digital Corp (b)(c)	82,567	2,261,510
Cognizant Technology Solutions Corp Class A	153,798	8,512,719
EPAM Systems Inc (b)	16,502	1,741,951
IBM Corporation	305,009	68,215,263
Kyndryl Holdings Inc (b)	68,112	922,918
MongoDB Inc Class A (b)	2,261	763,041
Okta Inc Class A (b)	54,626	7,753,068
Twilio Inc Class A (b)	40,834	8,058,590
VeriSign Inc	26,442	7,668,709
		146,200,945
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology Inc	40,417	2,015,596
Analog Devices Inc	147,026	54,018,823
Cirrus Logic Inc (b)	16,467	2,130,006
Enphase Energy Inc (b)	41,517	1,558,548
Entegris Inc	42,318	5,037,958
First Solar Inc (b)	31,286	6,602,285
GlobalFoundries Inc	40,884	2,043,791
Intel Corp (b)	1,421,630	128,231,026
MKS Inc	19,875	5,911,819
ON Semiconductor Corp (b)	120,718	9,851,796
Onto Innovation Inc (b)	12,936	3,344,991
Qnity Electronics Inc	67,971	8,916,436
Qorvo Inc (b)	27,316	2,474,010
QUALCOMM Inc	342,024	50,486,163
Skyworks Solutions Inc (c)	48,675	3,031,479
Universal Display Corp (c)	13,949	1,118,151
		286,772,878
Software - 6.4%
Adobe Inc (b)	39,734	9,949,791
Aurora Innovation Inc Class A (b)(c)	390,390	2,518,016
Bentley Systems Inc Class B (c)	42,212	1,495,993
BILL Holdings Inc (b)	28,106	1,268,424
BitMine Immersion Technologies Inc (c)	182,704	3,157,125
Ccc Intelligent Solutions Holdings Inc Class A (b)	177,644	1,081,852
Circle Internet Group Inc Class A (b)(c)	57,973	3,629,690
Docusign Inc (b)	58,828	3,225,539
Dolby Laboratories Inc Class A	19,284	1,134,092
Dropbox Inc Class A (b)	49,282	1,604,622
Dynatrace Inc (b)	78,999	3,501,236
Elastic NV (b)	14,395	947,047
Fair Isaac Corp (b)	1,306	1,466,599
Figma Inc Class A (b)(c)	69,092	1,680,317
Gen Digital Inc	158,396	4,347,970
Gitlab Inc Class A (b)	46,215	1,594,880
Guidewire Software Inc (b)	13,043	1,981,753
HubSpot Inc (b)	1,867	443,151
Intuit Inc	60,105	18,997,387
Klaviyo Inc Class A (b)	34,909	622,777
Microsoft Corp	1,204,252	559,639,989
Nutanix Inc Class A (b)	83,967	4,954,893
Pegasystems Inc	20,288	619,798
PTC Inc (b)	38,543	5,288,100
RingCentral Inc Class A	21,341	1,186,986
Roper Technologies Inc	33,148	12,993,022
Rubrik Inc Class A (b)	16,418	1,188,006
SailPoint Inc (b)(c)	21,213	355,742
Salesforce Inc	257,684	47,419,010
SentinelOne Inc Class A (b)	32,607	621,489
Strategy Inc Class A (b)	106,094	9,896,448
Synopsys Inc (b)	60,388	23,476,439
Trimble Inc (b)	74,958	4,241,124
Tyler Technologies Inc (b)	13,632	4,220,467
UiPath Inc Class A (b)(c)	129,301	1,649,881
Unity Software Inc (b)	116,855	3,705,472
Workday Inc Class A (b)	61,598	9,876,623
Zoom Communications Inc Class A (b)	86,194	8,280,658
		764,262,408
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	2,147,813	663,480,915
Dell Technologies Inc Class C	86,033	34,875,197
Everpure Inc Class A (b)	13,888	1,071,737
Hewlett Packard Enterprise Co	429,308	20,563,853
HP Inc (c)	296,247	8,078,656
IonQ Inc (b)(c)	125,117	4,559,263
NetApp Inc	41,184	7,351,344
Super Micro Computer Inc (b)(c)	163,646	4,647,546
		744,628,511
TOTAL INFORMATION TECHNOLOGY		2,192,934,984
Materials - 3.6%
Chemicals - 1.8%
Air Products and Chemicals Inc	70,996	20,936,010
Albemarle Corp	38,212	4,495,260
Axalta Coating Systems Ltd (b)	69,197	2,477,945
Celanese Corp	36,238	1,620,563
CF Industries Holdings Inc	49,673	6,218,563
Corteva Inc	217,867	17,148,312
Dow Inc	233,580	7,075,138
DuPont de Nemours Inc	44,293	6,068,141
Eastman Chemical Co	36,791	2,573,530
Ecolab Inc	80,407	22,323,396
Element Solutions Inc	73,984	2,717,432
International Flavors & Fragrances Inc	82,899	6,567,259
Linde PLC	149,488	71,512,070
LyondellBasell Industries NV Class A1	83,615	5,190,819
Mosaic Co/The	102,961	2,277,497
NewMarket Corp	1,993	1,694,369
Olin Corp	36,810	681,353
PPG Industries Inc	72,315	7,992,254
RPM International Inc	40,905	4,379,698
Scotts Miracle-Gro Co/The	14,395	945,464
Sherwin-Williams Co/The	55,285	18,843,892
Westlake Corp	10,680	752,940
		214,491,905
Construction Materials - 0.4%
CRH PLC	216,723	20,590,852
Eagle Materials Inc	10,090	2,067,844
James Hardie Industries PLC (b)	48,378	1,271,857
Martin Marietta Materials Inc	19,361	10,167,236
Vulcan Materials Co	42,022	11,285,849
		45,383,638
Containers & Packaging - 0.4%
Amcor PLC (c)	149,747	6,720,645
AptarGroup Inc	20,540	2,751,538
Avery Dennison Corp	24,829	4,214,226
Ball Corp	86,255	5,597,950
Crown Holdings Inc	36,131	4,258,038
Graphic Packaging Holding CO	94,653	1,015,627
International Paper Co	170,087	6,944,652
Packaging Corp of America	28,123	6,913,758
Silgan Holdings Inc (c)	28,679	1,146,586
Smurfit Westrock PLC	169,325	7,783,871
Sonoco Products Co	31,755	1,789,712
		49,136,603
Metals & Mining - 1.0%
Alcoa Corp	85,319	3,861,538
Cleveland-Cliffs Inc (b)	183,465	2,113,516
Coeur Mining Inc	333,024	4,965,388
Freeport-McMoRan Inc	463,829	29,049,610
Hecla Mining Co	193,938	2,738,405
MP Materials Corp (b)(c)	46,496	1,923,539
Newmont Corp	346,007	32,424,316
Nucor Corp	71,454	18,384,400
Reliance Inc	16,510	6,704,711
Royal Gold Inc	27,490	5,452,642
Steel Dynamics Inc	40,083	10,071,255
		117,689,320
TOTAL MATERIALS		426,701,466
Real Estate - 3.6%
Diversified REITs - 0.0%
WP Carey Inc	71,644	5,272,998
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	55,651	2,863,244
American Healthcare REIT Inc	61,871	3,440,028
Healthcare Realty Trust Inc	108,546	2,280,551
Healthpeak Properties Inc	224,801	4,907,406
Janus Living Inc Class A (c)	15,014	453,573
Medical Properties Trust Inc	161,297	746,805
Omega Healthcare Investors Inc	96,579	4,889,795
Ventas Inc	157,022	14,683,127
Welltower Inc	229,211	53,736,227
		88,000,756
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	220,014	5,528,952
Industrial REITs - 0.5%
Americold Realty Trust Inc	92,582	1,304,480
EastGroup Properties Inc (c)	17,290	3,613,783
First Industrial Realty Trust Inc	42,743	2,814,199
Lineage Inc	22,500	953,325
Prologis Inc	302,144	43,693,044
Rexford Industrial Realty Inc	73,027	2,758,230
STAG Industrial Inc Class A	62,024	2,373,038
		57,510,099
Office REITs - 0.1%
BXP Inc	51,344	3,600,242
Cousins Properties Inc	52,868	1,667,985
Kilroy Realty Corp	37,398	1,451,790
Vornado Realty Trust	56,765	2,235,973
		8,955,990
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	85,702	12,581,911
CoStar Group Inc (b)	117,002	3,364,978
Howard Hughes Holdings Inc (b)	10,077	644,121
Jones Lang LaSalle Inc (b)	14,155	5,025,450
Zillow Group Inc Class A (b)(c)	12,684	440,008
Zillow Group Inc Class C (b)	52,673	1,794,042
		23,850,510
Residential REITs - 0.4%
American Homes 4 Rent Class A	108,691	3,632,453
AvalonBay Communities Inc	45,011	8,354,492
Camden Property Trust	31,934	3,538,607
Equity LifeStyle Properties Inc	62,533	4,069,022
Equity Residential	120,881	8,032,542
Essex Property Trust Inc	20,731	5,890,506
Invitation Homes Inc	192,068	5,708,261
Mid-America Apartment Communities Inc	37,491	4,961,559
Sun Communities Inc	39,556	4,884,375
UDR Inc	105,122	4,011,456
		53,083,273
Retail REITs - 0.3%
Agree Realty Corp (c)	38,322	2,981,452
Brixmor Property Group Inc	98,793	3,112,967
Federal Realty Investment Trust	27,759	3,444,614
Kimco Realty Corp	214,299	5,460,339
NNN REIT Inc	61,291	2,912,548
Realty Income Corp	302,587	19,326,232
Regency Centers Corp	59,104	4,745,460
		41,983,612
Specialized REITs - 1.3%
American Tower Corp	53,308	9,241,475
Crown Castle Inc	141,462	10,793,551
CubeSmart	73,324	3,040,013
Digital Realty Trust Inc	117,334	22,119,806
EPR Properties	24,251	1,505,260
Equinix Inc	31,932	32,547,649
Extra Space Storage Inc	67,951	10,059,466
Fermi Inc (c)	66,546	378,647
Gaming and Leisure Properties Inc	88,194	3,950,209
Iron Mountain Inc	95,823	11,721,069
Lamar Advertising Co Class A	21,465	3,433,541
Millrose Properties Inc Class A	49,605	1,387,948
Public Storage	48,648	15,770,222
Rayonier Inc	97,158	2,116,101
SBA Communications Corp Class A	34,159	6,182,096
VICI Properties Inc	351,883	9,272,117
Weyerhaeuser Co	233,450	5,843,254
		149,362,424
TOTAL REAL ESTATE		433,548,614
Utilities - 3.7%
Electric Utilities - 2.4%
Alliant Energy Corp (c)	83,772	5,929,382
American Electric Power Co Inc	176,599	22,578,182
Constellation Energy Corp	97,033	25,495,421
Duke Energy Corp	252,572	31,680,106
Edison International	123,451	9,057,600
Entergy Corp	148,305	15,960,584
Evergy Inc	74,671	6,198,440
Eversource Energy	121,904	8,727,107
Exelon Corp	332,207	15,221,725
FirstEnergy Corp	178,338	8,615,509
IDACORP Inc	17,947	2,564,806
NextEra Energy Inc	676,779	58,825,631
OGE Energy Corp	66,727	3,159,523
Oklo Inc Class A (b)(c)	45,557	1,768,978
PG&E Corp	711,220	12,361,004
Pinnacle West Capital Corp (c)	39,265	3,965,372
PPL Corp	243,977	8,590,430
Southern Co/The	365,850	34,587,459
Xcel Energy Inc	202,403	15,827,915
		291,115,174
Gas Utilities - 0.1%
Atmos Energy Corp	53,463	9,237,337
MDU Resources Group Inc (c)	66,202	1,320,730
National Fuel Gas Co	30,476	2,508,480
UGI Corp	69,644	2,515,541
		15,582,088
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	230,339	3,381,377
Clearway Energy Inc Class C	39,011	1,237,818
Talen Energy Corp (b)	4,386	1,465,363
		6,084,558
Multi-Utilities - 1.0%
Ameren Corp	89,608	9,821,933
CenterPoint Energy Inc	212,048	8,914,498
CMS Energy Corp (c)	99,631	7,172,436
Consolidated Edison Inc	119,499	13,007,466
Dominion Energy Inc	285,252	19,730,881
DTE Energy Co	67,314	9,549,837
NiSource Inc	155,118	6,891,892
Public Service Enterprise Group Inc	161,814	12,407,898
Sempra	211,955	18,768,615
WEC Energy Group Inc	105,669	11,562,302
		117,827,758
Water Utilities - 0.1%
American Water Works Co Inc (c)	63,166	8,474,982
Essential Utilities Inc	91,795	3,658,031
		12,133,013
TOTAL UTILITIES		442,742,591
TOTAL UNITED STATES		11,933,260,851
TOTAL COMMON STOCKS (Cost $8,098,279,853)		11,976,093,105

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $2,792,635)	3.64	2,796,000	2,793,200

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	16,948,671	16,952,060
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	125,911,256	125,923,847
TOTAL MONEY MARKET FUNDS (Cost $142,874,512)			142,875,907

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $8,243,947,000)	12,121,762,212
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(113,049,086)
NET ASSETS - 100.0%	12,008,713,126

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	40	9/2026	15,038,500	126,345
CME E-Mini S&P MidCap 400 Index Contracts (United States)	44	9/2026	16,600,760	(79,108)
TOTAL LONG				47,237

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,911,084.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	52,435,738	423,267,185	458,753,210	648,842	1,329	1,018	16,952,060	16,948,671
Fidelity Securities Lending Cash Central Fund	93,516,153	384,536,279	352,128,586	106,543	-	1	125,923,847	125,911,256
	145,951,891	807,803,464	810,881,796	755,385	1,329	1,019	142,875,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	392,007,835	392,007,835	-	-
Consumer Discretionary	1,321,660,650	1,321,660,650	-	-
Consumer Staples	881,446,421	881,446,421	-	-
Energy	714,016,055	714,016,055	-	-
Financials	2,332,342,149	2,332,342,149	-	-
Health Care	1,508,350,282	1,508,350,282	-	-
Industrials	1,320,019,971	1,320,019,971	-	-
Information Technology	2,196,314,144	2,196,314,144	-	-
Materials	432,180,028	432,180,028	-	-
Real Estate	433,548,614	433,548,614	-	-
Utilities	444,206,956	444,206,956	-	-

U.S. Treasury Obligations	2,793,200	-	2,793,200	-

Money Market Funds	142,875,907	142,875,907	-	-
Total Investments in Securities:	12,121,762,212	12,118,969,012	2,793,200	-
Derivative Instruments:

Assets
Futures Contracts	126,345	126,345	-	-
Total Assets	126,345	126,345	-	-

Liabilities
Futures Contracts	(79,108)	(79,108)	-	-
Total Liabilities	(79,108)	(79,108)	-	-
Total Derivative Instruments:	47,237	47,237	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$11,978,886,305
Investments in securities, at value - affiliated issuers	142,875,907
Cash	5,280,699
Receivable for investments sold	495,200,015
Receivable for fund shares sold	1,033
Dividends receivable	9,033,240
Distributions receivable from affiliated funds	91,409
Receivable for variation margin on futures contracts	62,749
Other receivables	30,834
Total assets	12,631,462,191
Liabilities
Payable for investments purchased	5,503,829
Payable for fund shares redeemed	491,288,540
Payable for variation margin on futures contracts	318
Other payables and accrued expenses	41,772
Collateral on securities loaned	125,914,606
Total liabilities	622,749,065
Net Assets	$12,008,713,126
Net assets consist of:
Paid in capital	6,575,053,841
Total accumulated earnings (loss)	5,433,659,285
Net Assets	$12,008,713,126

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($12,008,713,126/546,202,569 shares)	$21.99

Other Information
Unaffiliated issuers, cost	8,101,072,488
Affiliated issuers, cost	142,874,512
Securities loaned, market value	181,272,711
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$100,621,819
Dividends - affiliated issuers	755,385
Security lending income - unaffiliated issuers	32,104
Interest	66,154
Total investment income	101,475,462
Expenses
Custodian fees and expenses	55,793
Independent trustees' fees and expenses	12,068
Total expenses	67,861
Expense reimbursements and reductions	(1,621)
Total expenses after reductions	66,240
Net investment income (loss)	101,409,222
Net realized gain (loss)
Investments - unaffiliated issuers	1,541,376,428
Investments - affiliated issuers	1,329
Futures contracts	3,250,949
Net realized gain (loss)	1,544,628,706
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	25,186,444
Investments - affiliated issuers	1,019
Futures contracts	(70,724)
Total change in net unrealized appreciation (depreciation)	25,116,739
Net gain (loss)	1,569,745,445
Net increase (decrease) in net assets resulting from operations	$1,671,154,667
Other Information
Income from securities lending - Affiliated Issuers	106,543

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,409,222	$187,936,178
Net realized gain (loss)	1,544,628,706	169,838,909
Change in net unrealized appreciation (depreciation)	25,116,739	1,140,099,348
Net increase (decrease) in net assets resulting from operations	1,671,154,667	1,497,874,435
Distributions to shareholders
Distributions to shareholders	(5,737,155)	(370,139,219)
Total distributions	(5,737,155)	(370,139,219)
Net increase (decrease) in net assets resulting from share transactions	(524,973,696)	1,299,654,410
Total increase (decrease) in net assets	1,140,443,816	2,427,389,626
Net Assets
Beginning of period	10,868,269,310	8,440,879,684
End of period	$12,008,713,126	$10,868,269,310
Financial Highlights
Fidelity® Series Large Cap Value Index Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$19.06	$17.07	$14.73	$14.51	$15.20	$13.09
Income from Investment Operations
Net investment income (loss) A, B	.18	.35	.35	.34	.32	.30
Net realized and unrealized gain (loss)	2.76	2.31	2.53	.52	(.40)	2.76
Total from investment operations	2.94	2.66	2.88	.86	(.08)	3.06
Distributions
Distributions from net investment income	(.01)	(.33)	(.34)	(.33)	(.33)	(.30)
Distributions from net realized gain	-	(.33)	(.20)	(.31)	(.28)	(.65)
Total distributions	(.01)	(.67) C	(.54)	(.64)	(.61)	(.95)
Net asset value, end of period	$21.99	$19.06	$17.07	$14.73	$14.51	$15.20
Total Return D, E	15.43%	15.78%	19.59%	6.12%	(.40)%	23.41%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of fee waivers, if any	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of all reductions, if any	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of net investment income (loss) to average net assets	1.76% I	1.99%	2.13%	2.37%	2.21%	1.93%
Net assets, end of period	$12,008,713,126	$10,868,269,310	$8,440,879,684	$6,372,737,097	$5,656,533,251	$5,959,784,311
Portfolio turnover rate J	55% I	17%	26%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, futures transactions, losses deferred due to excise tax regulations, passive foreign investment companies (PFIC), short-term gain distributions from the underlying mutual funds or ETFs, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Large Cap Value Index Fund	8,291,434,739	4,260,352,632	(429,977,922)	3,830,374,710

The Fund elected to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to January 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to January 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity ® Series Large Cap Value Index Fund	1,063,493	-

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Large Cap Value Index Fund
Equity Risk
Futures Contracts	126,345	(79,108)	3,250,949	(70,724)
Total Equity Risk	126,345	(79,108)	3,250,949	(70,724)

Totals	126,345	(79,108)	3,250,949	(70,724)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Large Cap Value Index Fund
Futures	35,466,678

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Large Cap Value Index Fund	3,120,925,186	3,539,186,538

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Series Large Cap Value Index Fund	70,858	192,856	(14,606)

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Large Cap Value Index Fund	14,804	1,768	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Series Large Cap Value Index Fund	61,416,486

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Large Cap Value Index Fund	1,621

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Series Large Cap Value Index Fund
Fidelity® Series Large Cap Value Index Fund	5,737,155	370,139,219
Total	5,737,155	370,139,219

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Series Large Cap Value Index Fund
Shares sold	47,348,271	129,022,167	945,083,855	2,249,475,286
Reinvestment of distributions	308,283	20,383,437	5,737,155	370,139,219
Shares redeemed	(71,564,034)	(73,861,737)	(1,475,794,706)	(1,319,960,095)
Net increase (decrease)	(23,907,480)	75,543,867	(524,973,696)	1,299,654,410

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967966.112
XS6-SANN-0926
Fidelity® SAI Tax-Free Bond Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Tax-Free Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.2%
	Principal Amount (a)	Value ($)
Alabama - 11.0%
Education - 0.2%
Alabama St University Rev Series 2025, 5.75% 9/1/2050 (Assured Guaranty Inc Insured)	2,250,000	2,434,851
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,051,036
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,124,646
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,820,000	1,849,492
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	912,077
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,479,244
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,285,000	1,137,914
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	985,549
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,130,333
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	930,373
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	655,452
TOTAL EDUCATION		13,690,967
Electric Utilities - 0.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (b)	16,265,000	16,223,324
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	2,380,000	2,389,855
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (b)	3,305,000	3,269,733
TOTAL ELECTRIC UTILITIES		21,882,912
General Obligations - 10.2%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	8,005,000	8,278,267
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	29,020,000	30,008,706
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,615,000	22,535,823
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	4,315,000	4,410,902
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,010,000	13,060,260
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	52,350,000	54,111,096
Black Belt Energy Gas District Series 2026 D, 5% 8/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	10,590,000	11,107,797
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	18,015,000	18,730,275
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	20,220,000	20,925,890
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	44,785,000	46,864,766
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2035 (BP PLC Guaranteed)	10,650,000	11,012,071
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	48,165,000	49,698,015
Black Belt Energy Gas District Series 2026B, 5% 12/1/2030 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	850,000	887,078
Black Belt Energy Gas District Series 2026B, 5% 12/1/2032 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,850,000	2,984,803
Black Belt Energy Gas District Series 2026B, 5% 12/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	3,330,000	3,493,271
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	13,085,000	13,738,356
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	14,480,000	15,220,824
Black Belt Energy Gas District Series 2026G, 5% 6/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	64,575,000	67,391,361
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,430,000	3,528,340
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2034 (Morgan Stanley Guaranteed) (e)	33,680,000	34,775,570
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	21,115,000	22,095,762
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,310,000	27,081,480
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	13,945,000	14,215,529
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,246,277
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	6,205,000	6,228,427
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,410,000	15,263,586
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	64,575,000	68,448,261
TOTAL GENERAL OBLIGATIONS		606,342,793
Health Care - 0.2%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,075,789
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,224,390
TOTAL HEALTH CARE		10,300,179
TOTAL ALABAMA		652,216,851
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034	1,500,000	1,680,090
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	857,512
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	355,000	349,374
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,069,618
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	961,240
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	712,383
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,276,799
TOTAL HOUSING		5,226,926
TOTAL ALASKA		6,907,016
Arizona - 1.8%
Education - 0.0%
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	724,186
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	980,038
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,000,000	1,089,489
TOTAL EDUCATION		2,793,713
Electric Utilities - 0.5%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	12,290,000	12,910,480
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,693,596
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	5,030,000	5,419,368
TOTAL ELECTRIC UTILITIES		24,023,444
General Obligations - 0.6%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	2,042,491
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,553,154
Maricopa Cnty Ariz Elem Sch Dist No 2 Riverside Series 2024B, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,600,000	1,740,247
Maricopa Cnty Ariz Un High Sch Dist No 216 5% 7/1/2041	1,350,000	1,454,968
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,212,555
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037	1,800,000	1,976,774
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,715,000	1,852,908
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,300,000	1,393,190
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	950,000	1,008,771
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	600,000	625,092
Queen Creek AZ Cops Series 2026, 5% 10/1/2045	1,000,000	1,056,356
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	6,815,000	6,992,634
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,534,634
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2039 (Assured Guaranty Inc Insured)	1,850,000	2,008,580
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2040 (Assured Guaranty Inc Insured)	2,535,000	2,738,865
TOTAL GENERAL OBLIGATIONS		34,191,219
Health Care - 0.4%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,805,000	1,960,389
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2032 (e)	2,565,000	2,766,636
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033 (e)	2,735,000	2,971,028
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2038 (e)	4,795,000	5,223,022
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,297,021
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,935,000	1,410,514
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,724,960
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.375% 12/1/2046	1,025,000	1,051,846
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	2,160,000	2,206,839
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	804,919
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	810,265
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	733,437
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	735,568
TOTAL HEALTH CARE		24,696,444
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	8,985,781
Special Tax - 0.0%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	2,500,000	1,648,940
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,645,327
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	849,289
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	484,413
TOTAL TRANSPORTATION		5,979,029
Water & Sewer - 0.0%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,565,000	1,721,441
TOTAL ARIZONA		104,040,011
Arkansas - 0.3%
General Obligations - 0.2%
Jonesboro AR Sch Dist No 1 2% 2/1/2041	1,215,000	844,702
Jonesboro AR Sch Dist No 1 2% 2/1/2042	2,390,000	1,628,572
Little Rock AR School Dist Series A, 2% 2/1/2039 (Assured Guaranty Inc Insured)	1,920,000	1,391,371
Little Rock AR School Dist Series A, 3% 2/1/2050	5,675,000	4,078,270
Nashville Ark Sch Dist No 1 2% 4/1/2036	720,000	576,527
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2040	3,660,000	2,538,374
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	3,200,000	1,927,604
Van Buren Ark Sch Dist No 042 2% 2/1/2035	725,000	597,115
Van Buren Ark Sch Dist No 042 2% 2/1/2040	1,060,000	737,901
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2038	630,000	475,117
TOTAL GENERAL OBLIGATIONS		14,795,553
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	338,895
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2.125% 10/1/2040	4,375,000	3,156,786
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2040	1,210,000	873,077
TOTAL WATER & SEWER		4,029,863
TOTAL ARKANSAS		19,164,311
California - 3.9%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,538,676
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,119,656
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	737,055
University CA Revs Series 2025 CD, 5.5% 5/15/2040	5,115,000	5,814,239
TOTAL EDUCATION		10,209,626
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2032	760,000	827,957
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2032	845,000	920,559
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2033	1,900,000	2,083,368
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2034	1,250,000	1,374,709
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,175,000	7,816,578
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,615,000	2,875,891
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	650,000	720,872
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	750,000	825,753
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	915,000	999,992
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,175,000	1,275,099
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,152,832
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,717,591
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,177,243
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,320,000	1,431,379
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,700,000	1,836,024
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,200,000	1,289,592
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	1,730,000	1,850,645
TOTAL ELECTRIC UTILITIES		32,176,084
General Obligations - 2.4%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	5,595,000	5,709,238
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,346,354
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	6,870,000	6,934,550
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	6,170,000	6,440,617
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	16,595,000	17,083,899
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	24,315,000	24,578,353
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	29,235,000	30,625,253
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	14,165,000	15,303,736
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	19,902,837
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	827,172
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	4,065,000	2,576,577
Poway CA Unified Sch Dist 0% 8/1/2051 (f)	1,090,000	335,196
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,800,000	5,176,121
State of California Gen. Oblig. 5% 10/1/2039	490,000	528,366
TOTAL GENERAL OBLIGATIONS		140,368,269
Health Care - 0.0%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	480,558
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	458,605
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	916,429
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	752,604
TOTAL HEALTH CARE		2,608,196
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,202,114	4,005,748
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	4,965,914	4,944,267
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	7,731,000	7,681,881
TOTAL HOUSING		16,631,896
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	41,760,000	3,903,499
Transportation - 0.1%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (f)	1,715,000	465,310
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,604,264
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	420,000	464,658
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	413,160
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	307,113
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	280,000	305,570
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	470,000	510,274
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	280,000	302,484
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	530,000	569,350
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	470,000	519,975
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	413,160
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	307,114
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	750,000	818,494
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	655,000	711,126
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	470,000	504,895
TOTAL TRANSPORTATION		8,216,947
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	14,275,000	15,012,094
TOTAL CALIFORNIA		229,126,611
Colorado - 1.9%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,083,014
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,063,835
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,056,380
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	698,277
TOTAL EDUCATION		3,901,506
General Obligations - 1.0%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2033	2,000,000	2,301,877
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2034	2,200,000	2,556,759
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2035	2,400,000	2,809,701
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	3,940,000	4,529,280
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,060,000	1,202,157
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,445,000	1,596,860
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2046	3,500,000	3,842,228
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2045	6,880,000	7,560,620
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2046	3,920,000	4,283,485
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2047	4,125,000	4,470,765
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2048	4,970,000	5,360,756
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,913,457
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,628,719
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	7,450,000	8,045,914
Leyden Rock Met Dist Colo 3% 12/1/2041 (Assured Guaranty Inc Insured)	645,000	518,123
Westminster Colo Pub Schs 5% 12/1/2049	1,900,000	1,967,385
TOTAL GENERAL OBLIGATIONS		55,588,086
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	793,957
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,207,899
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	5,745,000	6,169,990
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	12,592,634
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,650,000	2,656,647
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,420,000	2,945,509
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	705,000
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,483,305
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,524,964
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,406,397
TOTAL HEALTH CARE		32,486,302
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	2,960,000	3,303,910
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	85,000	85,592
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	60,000	60,523
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	570,000	562,184
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,000,000	1,031,739
TOTAL HOUSING		5,043,948
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	651,429
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 6% 12/1/2056 (c)	5,378,000	5,358,069
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	1,404,000	1,411,082
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	126,000	126,908
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	775,000	780,887
TOTAL SPECIAL TAX		8,328,375
Transportation - 0.0%
E-470 Pub Hwy Auth Colo Rev Series 2026 A 2, 0% 9/1/2038 (f)	3,000,000	1,782,492
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2040	6,475,000	5,409,118
TOTAL COLORADO		112,539,827
Connecticut - 1.0%
Education - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	996,484
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,020,303
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,822,800
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	792,412
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,211,687
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,520,937
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,020,645
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	546,053
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	370,150
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	569,507
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	856,606
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,142,130
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	135,000	127,703
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	992,091
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	769,134
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,032,187
TOTAL EDUCATION		20,790,829
General Obligations - 0.3%
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,245,000	1,130,251
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	682,647
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	804,195
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	3,255,000	3,595,616
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2031	1,150,000	1,247,995
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2040	1,350,000	1,464,645
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2042	2,710,000	2,913,929
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	232,934
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	472,751
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,660,000	1,793,671
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,630,000	1,790,460
TOTAL GENERAL OBLIGATIONS		16,129,094
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(g)	555,000	305,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(g)	685,000	376,750
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,834,512
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,452,144
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,579,966
TOTAL HEALTH CARE		7,548,622
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,236,506
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	625,000	613,944
TOTAL HOUSING		2,850,450
Special Tax - 0.2%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,553,511
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,733,788
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,796,962
TOTAL SPECIAL TAX		13,084,261
TOTAL CONNECTICUT		60,403,256
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	777,177
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	862,433
TOTAL EDUCATION		1,639,610
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	474,409
TOTAL DISTRICT OF COLUMBIA		2,114,019
District Of Columbia,Virginia - 0.2%
Transportation - 0.2%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (f)	2,000,000	1,668,404
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (f)	1,665,000	1,331,710
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,442,522
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,425,000	4,540,564
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	3,865,921
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		12,849,121
Florida - 4.2%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	781,122
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,514,477
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	1,952,254
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	6,015,909
TOTAL EDUCATION		10,263,762
Electric Utilities - 0.2%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,085,196
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,651,296
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,255,588
TOTAL ELECTRIC UTILITIES		11,992,080
General Obligations - 1.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	9,985,000	10,565,564
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	9,985,000	10,720,992
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	4,370,000	4,754,880
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	5,415,000	5,953,487
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,760,000	1,862,838
Broward County FL School District Series 2025, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,000,000	2,174,244
Broward County FL School District Series 2025, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,770,000	3,042,323
Broward County FL School District Series 2025, 5% 7/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,320,264
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,865,000	2,076,645
Broward County FL School District Series 2025, 5% 7/1/2035 (Assured Guaranty Inc Insured)	2,780,000	3,111,951
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,740,000	2,933,597
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,110,000	1,201,442
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,508,050
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	255,979
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	210,647
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	372,276
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	355,888
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	334,725
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	423,924
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,600,913
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,710,000	1,845,222
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	1,972,578
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,930,000	2,076,083
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	3,160,000	3,467,979
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,930,864
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2040 (Assured Guaranty Inc Insured)	3,160,000	3,440,563
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2041 (Assured Guaranty Inc Insured)	3,330,000	3,607,685
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	3,505,000	3,782,175
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	3,685,000	3,960,691
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2044 (Assured Guaranty Inc Insured)	3,880,000	4,146,977
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	4,085,000	4,345,974
TOTAL GENERAL OBLIGATIONS		92,357,420
Health Care - 1.1%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	6,230,000	5,629,584
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	670,030
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	900,449
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,120,000	1,134,289
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,345,000	1,347,854
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	435,000	456,074
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	545,000	573,836
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,805,000	1,297,506
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,190,198
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	2,120,000	2,270,063
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,736,980
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,720,085
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	3,056,377
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	7,948,000	8,549,313
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A3, 5% tender 4/1/2065 (b)	4,202,000	4,550,756
Martin Cnty Fla Health Facs (Cleveland Clinic Foundation/The Proj.) Series 2019A, 4% 1/1/2046	1,935,000	1,749,608
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,746,914
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,144,088
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,707,224
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	7,924,264
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,481,982
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	7,585,000	8,375,228
TOTAL HEALTH CARE		64,212,702
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,960,000	1,969,090
Special Tax - 0.5%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Inc Insured)	500,000	542,743
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,077,964
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	537,857
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	2,340,000	2,367,268
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	2,300,000	2,479,495
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2031 (Assured Guaranty Inc Insured)	5,000,000	5,450,563
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	4,000,000	4,403,920
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	4,000,000	4,440,787
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	4,750,000	5,299,558
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,066,813
Tampa FL Tax Alloc 0% 9/1/2038 (f)	935,000	547,074
Tampa FL Tax Alloc 0% 9/1/2039 (f)	795,000	438,793
Tampa FL Tax Alloc 0% 9/1/2040 (f)	935,000	488,810
Tampa FL Tax Alloc 0% 9/1/2041 (f)	2,175,000	1,075,837
Tampa FL Tax Alloc 0% 9/1/2042 (f)	935,000	437,628
Tampa FL Tax Alloc 0% 9/1/2045 (f)	1,730,000	678,341
TOTAL SPECIAL TAX		31,333,451
Transportation - 0.5%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	1,000,000	1,065,533
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	5,210,000	5,720,432
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,300,000	1,396,797
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2039 (Assured Guaranty Inc Insured)	1,365,000	1,455,303
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,456,045
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,906,756
Lee Cnty FL Airport 5% 10/1/2032	2,125,000	2,319,574
Lee Cnty FL Airport 5% 10/1/2033	5,305,000	5,832,335
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2037	1,870,000	1,828,599
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,065,000	1,071,537
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	930,000	931,040
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	2,810,000	3,071,163
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	2,490,000	2,721,422
TOTAL TRANSPORTATION		30,776,536
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,324,399
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2043	905,000	734,027
TOTAL WATER & SEWER		4,058,426
TOTAL FLORIDA		246,963,467
Georgia - 4.9%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	160,441
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,337,689
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	380,400
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	606,301
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	476,942
TOTAL EDUCATION		2,961,773
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,327,093
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.9% tender 12/1/2049 (b)	14,000,000	13,870,464
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3% tender 10/1/2032 (b)	5,110,000	5,086,332
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 1994, 3% tender 10/1/2032 (b)	1,570,000	1,562,728
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,485,649
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,404,429
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	4,865,000	4,894,847
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,541,349
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	401,954
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,161,430
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,510,035
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,190,142
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	614,735
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	569,778
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	7,775,000	7,587,658
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,345,000	5,360,023
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.8% tender 6/1/2042 (b)	1,155,000	1,127,170
TOTAL ELECTRIC UTILITIES		52,695,816
General Obligations - 2.6%
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	41,470,000	43,421,910
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed)	41,755,000	43,126,238
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	9,990,000	10,040,969
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,517,895
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	9,565,000	10,149,506
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,455,480
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,365,717
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,201,473
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	717,819
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,124,685
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	759,955
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,237,945
TOTAL GENERAL OBLIGATIONS		153,119,592
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	10,000,000	9,455,386
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,231,950
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	655,000	548,923
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	167,333
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	388,034
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	341,902
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	250,526
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	301,838
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	201,183
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,310,960
TOTAL HEALTH CARE		18,198,035
Housing - 0.2%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	2,100,000	2,292,889
Georgia Hsg & Fin Auth Rev Series 2026A, 6.25% 12/1/2056	7,500,000	8,355,500
TOTAL HOUSING		10,648,389
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,925,000	1,902,005
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,840,000	4,754,114
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	8,375,000	8,427,604
TOTAL INDUSTRIAL DEVELOPMENT		15,083,723
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	4,660,000	4,949,101
Water & Sewer - 0.6%
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2037	12,750,000	14,317,613
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2038	8,620,000	9,600,403
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2039	8,005,000	8,842,700
Coweta Cnty GA Wtr & Sew Auth Rev 2.125% 6/1/2046	1,955,000	1,284,624
TOTAL WATER & SEWER		34,045,340
TOTAL GEORGIA		291,701,769
Hawaii - 0.3%
General Obligations - 0.3%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	938,500
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2044	2,295,000	2,507,126
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2045	1,250,000	1,354,401
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2046	1,500,000	1,614,839
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2047	3,560,000	3,807,587
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2048	3,105,000	3,304,459
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2049	3,865,000	4,098,657
TOTAL GENERAL OBLIGATIONS		17,625,569
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	853,448
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037	1,565,000	1,733,985
TOTAL HAWAII		20,213,002
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	25,000	25,137
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	2,972,721
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,000,154
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	649,726
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,270,448
TOTAL TRANSPORTATION		5,893,049
TOTAL IDAHO		5,918,186
Illinois - 7.3%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	95,000	97,990
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	201,874
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	2,380,000	2,006,754
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	371,365
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	225,000	230,862
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	185,000	192,824
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	935,000	955,076
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,180,673
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	935,000	941,140
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,030,367
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,305,109
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,454,658
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,192,426
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	757,945
TOTAL EDUCATION		14,919,063
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	185,484
General Obligations - 4.1%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	782,280
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	596,684
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,484,225
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	954,324
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,189,207
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	939,145
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,208,212
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,475,835
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	649,107
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	601,895
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	816,685
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,582,875
Chicago IL Brd Ed 5.25% 12/1/2035	635,000	620,830
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	186,726
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	509,710
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	582,468
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	243,498
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	761,847
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	606,258
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,164,466
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,266,602
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	1,860,419
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,616,536
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,612,787
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,030,000	19,791,420
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	9,500,000	10,003,943
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	868,733
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,086,228
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	765,000	747,229
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,431,775
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,907,086
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,436,547
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,585,343
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	807,388
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,166,555
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,543,567
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,618,325
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2046 (Build America Mutual Assurance Co Insured)	9,000,000	9,703,687
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,750,000	6,928,187
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2035	5,000,000	5,109,767
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	7,960,000	8,190,055
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2055	5,000,000	5,134,134
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,655,899
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,395,742
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,341,198
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	296,011
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	304,501
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	153,344
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	997,156
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,308,832
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	564,991
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,524,703
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	267,727
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,221,853
Illinois St Gen. Oblig. 5.25% 4/1/2044	11,025,000	11,674,218
Illinois St Gen. Oblig. 5.25% 4/1/2045	8,270,000	8,696,749
Illinois St Gen. Oblig. 5.25% 4/1/2046	8,270,000	8,632,181
Illinois St Gen. Oblig. 5.5% 4/1/2051	11,025,000	11,532,975
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,472,150
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,551,915
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	938,047
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,157,772
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,078,570
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	3,890,240
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,707,220
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	2,000,000	2,121,459
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,157,363
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,647,562
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,300,000	2,200,220
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	191,799
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	992,330
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	988,676
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,893,444
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	6,859,611
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	4,988,333
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,220,141
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,592,124
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,821,955
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,123,344
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,579,469
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,917,020
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,662,230
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,188,603
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	4,966,827
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,584,791
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,228,553
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	1,590,000	1,596,616
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	430,000	438,672
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	575,000	584,223
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	240,000	242,466
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	255,000	255,478
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	235,000	235,329
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	545,000	538,135
TOTAL GENERAL OBLIGATIONS		244,553,357
Health Care - 0.5%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,364,208
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	890,000	835,252
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,659
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	830,000	834,932
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,109,552
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	790,555
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,025,000	2,317,918
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	1,828,133
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,767,653
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	3,856,970
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	3,865,000	4,139,531
TOTAL HEALTH CARE		26,849,363
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	520,000	504,924
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	366,435
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2025D, 6.25% 10/1/2055	7,365,000	8,172,242
Illinois Hsg Dev Auth Multi Fm (IL Mhsg Rev 9/1/16 Proj.) Series 2024 H2, 4% 1/1/2042	4,575,000	4,210,211
TOTAL HOUSING		13,253,812
Special Tax - 1.5%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,444,655
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (f)	625,000	513,323
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	730,000	498,455
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (f)	970,000	627,461
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	7,050,000	4,592,942
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (f)	1,815,000	1,109,552
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	4,800,000	4,357,380
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	750,000	526,701
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	985,000	517,432
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (f)	1,355,000	671,975
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (f)	2,995,000	1,389,771
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	14,385,000	5,618,932
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	2,365,000	864,838
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,139,914
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,567,293
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	7,102,407
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	10,949,889
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,420,888
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	10,805,915
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,297,213
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,118,700
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,045,041
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	9,970,886
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,051,413
TOTAL SPECIAL TAX		89,202,976
Transportation - 0.7%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,171,261
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,126,377
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	1,680,000	1,568,138
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	9,897,562
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	361,347
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	641,747
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,134,121
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,548,643
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2044	4,500,000	4,728,292
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2047	4,000,000	4,129,430
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2048	8,000,000	8,217,732
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	995,610
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	213,414
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	816,020
TOTAL TRANSPORTATION		41,549,694
TOTAL ILLINOIS		430,513,749
Indiana - 1.2%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	984,041
Purdue University Series 2025B, 5.25% 7/1/2050	4,855,000	5,105,941
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,483,159
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	746,606
TOTAL EDUCATION		8,319,747
Electric Utilities - 0.2%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	10,185,000	10,279,785
General Obligations - 0.4%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2045 (Indiana St Guaranteed)	1,925,000	1,985,467
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2040 (Indiana St Guaranteed)	1,500,000	1,598,860
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2042 (Indiana St Guaranteed)	1,650,000	1,732,756
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2043 (Indiana St Guaranteed)	1,355,000	1,413,111
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2036	850,000	929,530
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2037	1,000,000	1,086,223
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2038	1,250,000	1,349,085
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2039	1,000,000	1,068,463
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2040	1,000,000	1,060,371
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2041	1,000,000	1,054,711
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2042	1,500,000	1,572,294
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2043	2,000,000	2,088,671
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2044	1,500,000	1,559,396
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2045	1,000,000	1,035,237
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	2,917,709
TOTAL GENERAL OBLIGATIONS		22,451,884
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	421,750
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,159,945
Indiana Fin Auth Health Sys Rev (Community Health Network Inc Proj.) 5.5% 5/1/2051	5,750,000	6,064,298
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,225,000	3,646,341
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	9,215,000	10,015,902
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	695,000	579,669
TOTAL HEALTH CARE		22,887,905
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	290,000	283,683
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	155,000	154,726
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	800,000	801,974
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	313,988
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	319,317
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	316,985
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	268,885
TOTAL HOUSING		2,459,558
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,091,609
TOTAL INDIANA		70,490,488
Iowa - 0.4%
General Obligations - 0.4%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	18,795,000	19,705,296
Health Care - 0.0%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	810,000	697,976
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,327,445
TOTAL HEALTH CARE		2,025,421
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	955,085
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2036	375,000	288,188
TOTAL IOWA		22,973,990
Kansas - 0.5%
General Obligations - 0.2%
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	1,710,000	1,905,751
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,975,000	2,163,661
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2042 (Build America Mutual Assurance Co Insured)	8,405,000	9,003,928
TOTAL GENERAL OBLIGATIONS		13,073,340
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (c)	600,000	596,651
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	12,125,000	13,249,414
TOTAL SPECIAL TAX		13,846,065
TOTAL KANSAS		26,919,405
Kentucky - 1.8%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	301,540
Electric Utilities - 0.0%
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5.5% 10/31/2056	2,905,000	3,035,530
General Obligations - 0.9%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	3,705,000	3,923,012
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	11,810,000	12,509,555
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,040,900
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,821,480
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,174,165
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	375,299
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	927,275
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,149,417
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,082,135
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	4,973,490
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2040	4,290,000	4,653,925
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2041	1,020,000	1,096,801
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2044	10,500,000	11,144,642
TOTAL GENERAL OBLIGATIONS		50,872,096
Health Care - 0.4%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	678,689
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	512,641
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,350,000	1,175,776
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	616,960
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	491,738
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,695,000	3,712,139
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	15,959,901
TOTAL HEALTH CARE		23,147,844
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,065,000	11,987,461
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2026C, 6.25% 7/1/2056	14,280,000	15,993,799
TOTAL HOUSING		27,981,260
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	706,697
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	663,865
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,356,617
TOTAL TRANSPORTATION		3,727,179
TOTAL KENTUCKY		109,065,449
Louisiana - 0.8%
Health Care - 0.4%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,426,339
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,160,228
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,339,003
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	842,147
St Tammany Parish Hospital Service District No 1 Series 2026A, 5% tender 7/1/2056 (b)	12,895,000	14,072,630
TOTAL HEALTH CARE		18,840,347
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	855,000	916,335
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) Series 2021 D, 2.35% 12/1/2041	1,000,000	765,328
TOTAL HOUSING		1,681,663
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (b)	18,650,000	18,522,676
Special Tax - 0.1%
Lafayette Parish LA Sch Brd Series 2025, 5.5% 4/1/2045	1,330,000	1,442,498
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2050	2,675,000	2,889,088
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2055	3,865,000	4,161,701
TOTAL SPECIAL TAX		8,493,287
TOTAL LOUISIANA		47,537,973
Maine - 0.5%
Education - 0.2%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,515,037
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	262,948
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,275,280
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,948,559
TOTAL EDUCATION		12,001,824
General Obligations - 0.2%
Auburn ME Series 2021, 2% 11/1/2035	500,000	405,231
Brunswick ME 2.25% 11/1/2035	685,000	576,715
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	782,159
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,304,097
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,377,908
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,094,400
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	543,215
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,077,627
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	537,210
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	535,156
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	746,775
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,081,387
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,578,081
TOTAL GENERAL OBLIGATIONS		13,639,961
Housing - 0.1%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	645,000	662,949
Maine Hsg Auth Mtg Series 2020 A, 3% 11/15/2044	4,545,000	3,667,442
TOTAL HOUSING		4,330,391
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	470,000	475,574
TOTAL MAINE		30,447,750
Maryland - 0.7%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2033	1,105,000	1,137,269
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,331,534
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	344,127
TOTAL EDUCATION		2,812,930
General Obligations - 0.2%
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	2,050,000	1,591,832
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	5,869,183
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,367,736
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,606,638
TOTAL GENERAL OBLIGATIONS		14,435,389
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	644,156
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,059,490
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,343,263
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,015,611
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,680,115
TOTAL HEALTH CARE		10,742,635
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,185,000	1,180,743
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	695,683
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	114,657
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	160,000	160,247
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 A, 2.5% 9/1/2040	4,000,000	3,130,893
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,603,664
TOTAL HOUSING		6,885,887
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	632,588
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,386,810
TOTAL SPECIAL TAX		3,019,398
Transportation - 0.1%
Maryland St Transn Auth 2.5% 7/1/2047	1,650,000	1,145,818
Maryland St Transn Auth Series 2024 A, 5% 7/1/2031	3,760,000	4,096,528
TOTAL TRANSPORTATION		5,242,346
TOTAL MARYLAND		43,138,585
Massachusetts - 1.3%
Education - 0.4%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,213,423
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,352,420
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,231,703
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,897,854
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	522,947
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	476,726
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,275,211
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	530,447
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	532,224
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	613,468
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	437,050
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	529,920
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	631,050
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	556,823
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	634,646
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	462,351
TOTAL EDUCATION		20,898,263
General Obligations - 0.6%
Massachusetts St Gen. Oblig. 5% 4/1/2042	1,750,000	1,883,572
Massachusetts St Gen. Oblig. 5% 4/1/2044	1,250,000	1,333,519
Massachusetts St Gen. Oblig. 5% 4/1/2045	2,000,000	2,122,497
Massachusetts St Gen. Oblig. 5% 4/1/2046	3,000,000	3,154,741
Massachusetts St Gen. Oblig. 5% 4/1/2047	1,505,000	1,572,493
Massachusetts St Gen. Oblig. 5% 7/1/2031	2,000,000	2,187,699
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	20,000,000	21,015,841
Rockland Mass Series 2020, 2.15% 8/1/2045	4,580,000	3,014,606
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	790,014
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	800,936
Waltham Mass 2% 10/15/2037	2,570,000	2,039,474
TOTAL GENERAL OBLIGATIONS		39,915,392
Health Care - 0.3%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	14,930,000	15,157,409
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,242,651
TOTAL HEALTH CARE		16,400,060
Housing - 0.0%
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 218, 2.3% 12/1/2040	1,500,000	1,131,185
Water & Sewer - 0.0%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033	1,500,000	1,675,482
TOTAL MASSACHUSETTS		80,020,382
Michigan - 3.2%
Education - 0.3%
Michigan St Univ Revs Series 2025A, 5% 2/15/2041	2,275,000	2,454,333
Michigan St Univ Revs Series 2025A, 5% 2/15/2042	1,750,000	1,880,447
Michigan St Univ Revs Series 2025A, 5% 2/15/2043	2,000,000	2,140,266
Michigan St Univ Revs Series 2025A, 5% 2/15/2044	1,750,000	1,863,270
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	569,616
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	635,071
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	607,366
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	678,125
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	676,544
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	772,693
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	863,092
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,271,356
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	859,324
TOTAL EDUCATION		15,271,503
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2037	800,000	883,932
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2038	700,000	767,503
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2040	1,200,000	1,297,203
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2041	750,000	806,042
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2042	1,500,000	1,605,196
TOTAL ELECTRIC UTILITIES		5,359,876
General Obligations - 0.9%
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2033 (State of Michigan Guaranteed)	350,000	387,492
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2034 (State of Michigan Guaranteed)	550,000	613,436
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2035 (State of Michigan Guaranteed)	500,000	558,165
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	550,000	607,836
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,098,902
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2039 (State of Michigan Guaranteed)	1,000,000	1,082,717
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	500,000	538,149
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2041 (State of Michigan Guaranteed)	1,000,000	1,070,182
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,525,000	1,625,305
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2043 (State of Michigan Guaranteed)	1,150,000	1,220,786
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2044 (State of Michigan Guaranteed)	1,500,000	1,584,866
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,600,000	1,682,688
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	2,450,000	2,560,029
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	3,450,000	3,579,259
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	5,100,000	5,317,446
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	802,068
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2042	1,000,000	1,066,350
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2043	1,000,000	1,062,920
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2044	1,000,000	1,056,568
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	860,000	864,287
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,078,599
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,100,000	1,172,351
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,355,000	1,425,028
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	1,150,000	1,201,646
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	1,075,000	1,115,276
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	926,797
Okemos Mich School Dist Series 2026 III, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,080,749
Okemos Mich School Dist Series 2026 III, 5% 5/1/2042 (State of Michigan Guaranteed)	1,000,000	1,069,144
Okemos Mich School Dist Series 2026 III, 5% 5/1/2043 (State of Michigan Guaranteed)	1,000,000	1,064,491
Okemos Mich School Dist Series 2026 III, 5% 5/1/2044 (State of Michigan Guaranteed)	1,000,000	1,060,424
Okemos Mich School Dist Series 2026 III, 5% 5/1/2047 (State of Michigan Guaranteed)	1,000,000	1,042,102
Okemos Mich School Dist Series 2026 III, 5% 5/1/2048 (State of Michigan Guaranteed)	1,350,000	1,398,230
Portage MI Pub Schs Series 2026, 5% 11/1/2041 (Assured Guaranty Inc Insured)	2,325,000	2,488,555
Portage MI Pub Schs Series 2026, 5% 11/1/2042 (Assured Guaranty Inc Insured)	2,770,000	2,959,235
Portage MI Pub Schs Series 2026, 5% 11/1/2043 (Assured Guaranty Inc Insured)	2,760,000	2,931,182
Portage MI Pub Schs Series 2026, 5% 11/1/2044 (Assured Guaranty Inc Insured)	3,050,000	3,224,306
Wayne-Westland Comnyt Sch Mich Series 2022, 3% 11/1/2046 (State of Michigan Guaranteed)	1,475,000	1,101,164
TOTAL GENERAL OBLIGATIONS		54,718,730
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	868,177
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	625,652
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	880,738
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	712,098
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	799,429
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	642,791
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,455,707
TOTAL HEALTH CARE		5,984,592
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,185,000	1,181,182
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023 B, 5.75% 6/1/2054	6,060,000	6,418,940
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,519,953
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,535,000	975,029
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	630,139
TOTAL HOUSING		10,725,243
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	683,524
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	483,538
TOTAL TOBACCO BONDS		1,167,062
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,055,000	2,229,989
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,200,000	2,387,337
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Inc Insured)	2,090,000	2,257,489
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Inc Insured)	1,800,000	1,936,606
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Inc Insured)	2,075,000	2,224,816
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2042	1,300,000	1,391,727
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.25% 12/1/2043	1,250,000	1,357,554
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.25% 12/1/2044	2,500,000	2,699,137
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.25% 12/1/2045	5,000,000	5,360,681
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	4,340,000	4,615,850
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2042	2,875,000	3,077,857
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5.25% 12/1/2043	3,000,000	3,258,132
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5.25% 12/1/2044	5,390,000	5,819,339
TOTAL TRANSPORTATION		38,616,514
Water & Sewer - 1.0%
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2037	3,175,000	3,412,485
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2038	1,325,000	1,418,451
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2036	7,000,000	7,721,824
Great Lakes Sewer Auth MI Series 2025 C, 5.5% 7/1/2050	2,275,000	2,426,657
Great Lakes Sewer Auth MI Series 2026C, 5.25% 7/1/2051	3,220,000	3,386,695
Great Lakes Sewer Auth MI Series 2026C, 5.25% 7/1/2056	1,950,000	2,037,411
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	806,099
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,070,530
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	6,200,000	6,613,306
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026B, 5% 7/1/2036	6,185,000	6,881,539
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026B, 5% 7/1/2045	8,850,000	9,370,718
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026B, 5% 7/1/2046	5,750,000	6,038,743
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026C, 5.25% 7/1/2051	6,000,000	6,310,611
TOTAL WATER & SEWER		57,495,069
TOTAL MICHIGAN		189,338,589
Minnesota - 0.4%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	937,496
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,868
TOTAL EDUCATION		942,364
General Obligations - 0.1%
Sauk Rapids MN ISD No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,516,166
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (f)	2,700,000	1,449,387
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (f)	1,765,000	889,145
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2044 (Minnesota St Guaranteed) (f)	1,230,000	520,757
TOTAL GENERAL OBLIGATIONS		4,375,455
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,285,203
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,436,733
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	447,858
TOTAL HEALTH CARE		16,169,794
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	480,000	506,321
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,470,000	2,627,148
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	400,000	429,328
TOTAL HOUSING		3,562,797
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	475,604
TOTAL MINNESOTA		25,526,014
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	2,170,000	1,831,234
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2044	1,140,000	1,207,027
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2045	1,075,000	1,133,044
TOTAL GENERAL OBLIGATIONS		2,340,071
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	611,595
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	967,293
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	568,450
TOTAL HEALTH CARE		2,147,338
TOTAL MISSISSIPPI		6,318,643
Missouri - 0.5%
Health Care - 0.0%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,823,817
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,170,000	1,078,231
TOTAL HEALTH CARE		2,902,048
Housing - 0.4%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 3.2% 11/1/2044	2,015,000	1,658,517
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	60,000	60,279
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,385,000	1,359,779
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,015,000	1,121,289
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.75% 11/1/2051	11,000,000	10,799,595
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	3,705,000	3,750,371
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2026A, 4.65% 11/1/2051	2,750,000	2,684,623
TOTAL HOUSING		21,434,453
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	650,263
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	384,540
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	664,159
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	473,938
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	468,858
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	573,260
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	352,560
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	670,668
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	595,551
TOTAL WATER & SEWER		4,833,797
TOTAL MISSOURI		29,170,298
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,440,506
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	1,065,000	1,123,162
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	669,504
TOTAL HEALTH CARE		5,233,172
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	35,000	35,091
TOTAL MONTANA		5,268,263
Nebraska - 0.7%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	653,294
Electric Utilities - 0.3%
Omaha Public Power District Series 2025 A, 5% 2/1/2040	3,000,000	3,245,908
Omaha Public Power District Series 2025 A, 5% 2/1/2041	2,700,000	2,898,805
Omaha Public Power District Series 2025 A, 5% 2/1/2042	4,000,000	4,279,133
Omaha Public Power District Series 2025 A, 5% 2/1/2043	2,630,000	2,802,729
Omaha Public Power District Series 2025 A, 5% 2/1/2044	2,950,000	3,132,227
Omaha Public Power District Series 2025 A, 5% 2/1/2045	4,125,000	4,353,534
TOTAL ELECTRIC UTILITIES		20,712,336
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	14,305,000	15,052,236
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,500,000	1,496,898
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,390,000	1,520,826
TOTAL HOUSING		3,017,724
TOTAL NEBRASKA		39,435,590
Nevada - 0.5%
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	9,987,906
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,198,393
TOTAL GENERAL OBLIGATIONS		13,186,299
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	3,920,000	3,840,743
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	575,000	577,284
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	65,000	65,262
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	870,000	854,323
TOTAL HOUSING		5,337,612
Special Tax - 0.1%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,674,317
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2040	5,605,000	4,776,053
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2041	1,000,000	861,187
TOTAL SPECIAL TAX		8,311,557
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,224,436
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,030,000	2,241,024
TOTAL WATER & SEWER		3,465,460
TOTAL NEVADA		30,300,928
New Hampshire - 0.3%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,990,000	1,440,815
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	301,502
TOTAL HEALTH CARE		1,742,317
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,490,075	1,488,132
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,054,671	5,726,475
National Fin Auth NH Hosp Rev (Lihtc 2026-1 NH Impact Proj.) Series 1IMPACT Class A, 5.1% 12/20/2042	4,487,000	4,589,598
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,329,696	7,133,316
TOTAL HOUSING		18,937,521
TOTAL NEW HAMPSHIRE		20,679,838
New Jersey - 3.6%
Education - 0.3%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,046,214
Montclair State University Inc Series 2025A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,100,000	1,122,420
Montclair State University Inc Series 2025A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,245,000	2,409,020
Montclair State University Inc Series 2025A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,405,000	2,612,586
Montclair State University Inc Series 2025A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,800,000	1,975,231
Montclair State University Inc Series 2025A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,240,000	1,371,810
Montclair State University Inc Series 2025A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,113,703
Montclair State University Inc Series 2025A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,118,837
Montclair State University Inc Series 2025A, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,110,109
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,050,992
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,145,282
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,500,000	1,634,721
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,161,254
TOTAL EDUCATION		21,872,179
General Obligations - 2.0%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,086,024
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	416,585
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	936,174
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	573,185
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,536,970
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	674,578
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,698,582
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	821,919
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,170,199
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	566,555
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	624,271
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,541,531
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	973,633
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	1,130,000	1,083,347
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	1,310,000	1,175,480
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (f)	1,000,000	863,657
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	2,100,000	1,813,682
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (f)	1,615,000	1,339,073
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,400,000	4,477,395
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	5,165,000	3,966,658
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	896,099
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	554,534
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,440,040
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,563,943
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,178,145
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,534,859
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,132,577
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	13,718,024
New Jersey Trans Trust Fund Auth 5.25% 6/15/2039	2,900,000	3,177,950
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,660,265
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	9,749,477
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,345,334
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	654,313
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,137,882
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,121,528
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	2,980,581
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	4,909,490
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,280,949
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	1,972,190
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	4,845,895
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,356,858
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,654,360
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	582,840
TOTAL GENERAL OBLIGATIONS		118,787,631
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	220,000	168,496
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	301,925	210,382
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,664,892
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,906,956
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,096,084
TOTAL HEALTH CARE		6,046,810
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	967,574
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,130,000	3,987,628
TOTAL TOBACCO BONDS		4,955,202
Transportation - 1.1%
New Jersey Turnpike Authority 5% 1/1/2028	500,000	509,007
New Jersey Turnpike Authority 5% 1/1/2032 (e)	3,385,000	3,642,946
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,600,796
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,612,738
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,738,074
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,636,802
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2043	5,500,000	5,893,897
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2044	6,000,000	6,401,079
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,735,000	12,455,973
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2036	4,000,000	4,462,873
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2039	6,750,000	7,395,686
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,234,911
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,057,572
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,415,849
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032 (Build America Mutual Assurance Co Insured)	1,200,000	1,316,355
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033 (Build America Mutual Assurance Co Insured)	1,300,000	1,435,669
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034 (Build America Mutual Assurance Co Insured)	1,000,000	1,109,754
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035 (Build America Mutual Assurance Co Insured)	725,000	799,341
TOTAL TRANSPORTATION		64,719,322
TOTAL NEW JERSEY		216,381,144
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 1/15/2040	1,750,000	1,918,443
Port Auth NY & NJ 5% 1/15/2041	2,150,000	2,340,402
Port Auth NY & NJ 5% 1/15/2042	1,205,000	1,307,870
TOTAL NEW JERSEY,NEW YORK		5,566,715
New Mexico - 0.3%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	10,905,000	11,483,594
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	55,000	55,637
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	92,698
TOTAL HEALTH CARE		148,335
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	415,000	416,549
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	105,000	105,024
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,545,000	1,639,488
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	290,000	290,883
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046	1,175,000	1,158,934
New Mexico Mtg Fin Auth Series 2026A, 4.75% 9/1/2051	2,105,000	2,065,912
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056	1,620,000	1,549,160
TOTAL HOUSING		7,225,950
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	936,692
TOTAL NEW MEXICO		19,794,571
New York - 12.5%
Education - 0.4%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	779,105
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,492,629
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,547,807
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	685,818
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,064,944
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,387,096
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,494,100
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,304,973
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	4,775,045
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	390,689
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,960,000	2,975,328
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,685,601
TOTAL EDUCATION		22,583,135
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,545,682
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority 5% 3/15/2032 (Escrowed to Maturity)	5,000	5,486
General Obligations - 2.8%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,241,794
City of New York NY Gen. Oblig. 5.25% 2/1/2048	23,340,000	24,618,619
City of New York NY Gen. Oblig. 5.25% 2/1/2049	14,435,000	15,143,122
City of New York NY Gen. Oblig. 5.25% 2/1/2050	8,125,000	8,485,116
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,042,405
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	9,612,545
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,131,816
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	2,964,611
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,485,956
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,048,047
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	4,795,000	4,930,588
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	5,735,000	5,897,891
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	5,030,000	5,356,498
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,186,483
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,785,000	1,972,695
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5.25% 10/1/2051	22,960,000	23,826,467
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,790,562
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,093,622
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,168,341
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	1,938,435
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	10,710,000	10,889,455
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,116,945
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,353,954
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2037 (Assured Guaranty Inc Insured)	500,000	550,366
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2038 (Assured Guaranty Inc Insured)	625,000	683,656
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2039 (Assured Guaranty Inc Insured)	1,300,000	1,411,724
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2040 (Assured Guaranty Inc Insured)	700,000	755,236
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2041 (Assured Guaranty Inc Insured)	500,000	535,703
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2042 (Assured Guaranty Inc Insured)	750,000	799,453
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2043 (Assured Guaranty Inc Insured)	1,200,000	1,272,306
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2044 (Assured Guaranty Inc Insured)	1,000,000	1,053,455
Yonkers NY Series 2026B, 5% 2/1/2037 (Assured Guaranty Inc Insured)	200,000	220,146
Yonkers NY Series 2026B, 5% 2/1/2038 (Assured Guaranty Inc Insured)	450,000	492,233
Yonkers NY Series 2026B, 5% 2/1/2039 (Assured Guaranty Inc Insured)	450,000	488,673
Yonkers NY Series 2026B, 5% 2/1/2040 (Assured Guaranty Inc Insured)	300,000	323,672
Yonkers NY Series 2026B, 5% 2/1/2041 (Assured Guaranty Inc Insured)	375,000	401,777
Yonkers NY Series 2026B, 5% 2/1/2042 (Assured Guaranty Inc Insured)	400,000	426,375
Yonkers NY Series 2026B, 5% 2/1/2043 (Assured Guaranty Inc Insured)	500,000	530,127
Yonkers NY Series 2026B, 5% 2/1/2044 (Assured Guaranty Inc Insured)	450,000	474,055
TOTAL GENERAL OBLIGATIONS		164,714,924
Health Care - 0.1%
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,445,745
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	1,520,000	1,524,331
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	245,000	234,276
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	935,000	751,463
TOTAL HEALTH CARE		3,955,815
Housing - 2.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	653,730
New York City Housing Development Corp Series 2026 G 2, 3.15% tender 5/1/2066 (b)	30,000,000	29,554,332
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (b)	1,855,000	1,818,181
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,627,443
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025 E, 3.15% tender 11/1/2065 (b)	16,500,000	16,263,775
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025 SUB F2, 3.25% tender 5/1/2056 (b)	18,525,000	18,333,955
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (b)	16,115,000	15,766,756
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,956,409
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,411,046
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	820,220
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,627,352
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,712,309
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	985,192
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,160,947
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.45% 10/1/2045	10,000,000	6,895,905
TOTAL HOUSING		121,587,552
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	277,961
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,663,601
Special Tax - 5.6%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	15,400,000	16,298,511
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,627,232
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	13,595,000	14,252,341
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	1,000,000	1,046,058
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2041	6,000,000	6,385,601
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2042	6,000,000	6,363,841
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	5,810,000	6,142,295
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2032	7,500,000	8,247,584
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	4,220,000	4,657,146
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,704,330
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,376,282
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	3,837,572
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,188,629
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,016,907
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,704,621
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,632,215
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,405,991
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2038	2,285,000	2,462,427
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	14,460,806
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	13,937,637
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5.25% 5/1/2055	13,920,000	14,443,715
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	3,765,000	3,969,228
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	3,500,000	3,656,514
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	5,340,000	5,462,619
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	3,765,000	3,917,528
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	16,045,000	17,274,533
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2050	15,785,000	16,153,919
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2049	3,750,000	3,905,318
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	1,985,396
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	9,450,000	10,086,012
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,669,351
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,685,197
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,449,650
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	945,648
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,856,397
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	3,965,510
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	3,916,429
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,010,503
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,507,254
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,288,703
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,196,595
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	1,978,372
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2045	7,765,000	8,202,781
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2046	5,250,000	5,499,541
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5.25% 3/15/2051	20,265,000	21,271,039
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,080,239
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	6,557,903
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,098,258
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	6,940,859
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,481,436
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (f)	5,160,000	4,152,615
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	3,885,435
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,428,047
TOTAL SPECIAL TAX		326,670,570
Transportation - 0.7%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	11,353,673
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,046,029
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,915,713
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,288,107
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	345,434
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,412,589
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,846,314
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,211,591
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,073,370
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,875,558
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,067,490
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,064,219
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,215,571
TOTAL TRANSPORTATION		40,715,658
Water & Sewer - 0.7%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,169,707
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	23,500,000	25,133,377
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,216,833
TOTAL WATER & SEWER		41,519,917
TOTAL NEW YORK		733,240,301
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	17,871,581	18,207,711
North Carolina - 0.6%
Education - 0.1%
North Carolina St Univ NC Rlgh Series 2020 A, 2.375% 10/1/2044	5,010,000	3,551,802
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	791,134
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	818,709
TOTAL GENERAL OBLIGATIONS		1,609,843
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,446,869
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,325,000	4,379,992
Unc Health Nash Series 2025, 5.75% 2/1/2050	6,365,000	6,750,671
TOTAL HEALTH CARE		12,577,532
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	6,765,000	6,686,321
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	925,000	989,636
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057	6,500,000	7,378,240
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	1,310,000	1,457,954
TOTAL HOUSING		16,512,151
Transportation - 0.0%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	840,545
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	845,537
TOTAL TRANSPORTATION		1,686,082
TOTAL NORTH CAROLINA		35,937,410
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,865,000	1,877,561
General Obligations - 0.0%
Grand Forks N Gen. Oblig. Series 2020 A, 2.25% 12/1/2046	395,000	251,820
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	893,271
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	430,000	424,015
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	1,675,000	1,727,113
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,195,000	1,167,960
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	315,000	338,165
TOTAL HOUSING		3,657,253
TOTAL NORTH DAKOTA		6,679,905
Ohio - 1.4%
Education - 0.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	4,315,000	4,589,327
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,905,000	3,067,638
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,175,000	3,333,719
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,271,206
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,358,528
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,425,550
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,498,333
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	631,965
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,561,120
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,339,881
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2044	1,795,000	1,782,936
TOTAL EDUCATION		25,860,203
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,836,643
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,535,999
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,069,157
TOTAL ELECTRIC UTILITIES		5,441,799
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	360,000	383,567
General Obligations - 0.1%
Cleveland OH Gen. Oblig. Series 2019A, 3% 12/1/2039	1,000,000	837,819
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2026	1,500,000	1,510,534
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	5,250,000	5,401,901
Kettering Ohio City Sch Dist Ctfs Partn (Kettering Ohio City Sch Dist Proj.) Series 2019, 4% 12/1/2043	2,625,000	2,531,214
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,092,057
TOTAL GENERAL OBLIGATIONS		11,373,525
Health Care - 0.4%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	780,800
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2042	3,000,000	3,127,430
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,430,549
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,244,141
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	4,760,000	4,751,435
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	562,883
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,511,525
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	305,000	311,130
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	854,637
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	913,353
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	971,462
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,044,263
TOTAL HEALTH CARE		17,503,608
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	45,000	45,329
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,375,000	1,484,046
TOTAL HOUSING		1,529,375
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	10,265,000	7,244,621
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	9,440,000	8,079,303
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,129,035
TOTAL TOBACCO BONDS		17,452,959
Transportation - 0.0%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,436,567
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	632,285
TOTAL TRANSPORTATION		2,068,852
TOTAL OHIO		81,613,888
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	335,000
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	579,900
TOTAL EDUCATION		914,900
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2021A, 3% 1/1/2041 (Assured Guaranty Inc Insured)	1,735,000	1,402,005
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	245,000	264,988
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	250,000	275,334
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.7% 9/1/2050	2,150,000	2,086,405
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.75% 9/1/2055	840,000	822,656
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2026A, 4.8% 9/1/2056	1,000,000	963,728
TOTAL HOUSING		4,413,111
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	1,850,000	2,053,433
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047	7,500,000	7,987,455
Oklahoma St Tpk Auth Tpk Rev 5.5% 1/1/2054	2,320,000	2,485,896
TOTAL TRANSPORTATION		12,526,784
TOTAL OKLAHOMA		19,256,800
Oregon - 0.3%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,165,000	1,202,956
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (f)	3,960,000	2,366,745
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2043 (Oregon St Guaranteed) (f)	5,000,000	2,217,986
TOTAL GENERAL OBLIGATIONS		5,787,687
Health Care - 0.1%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,263,614
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,584,111
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,245,280
TOTAL HEALTH CARE		7,093,005
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	469,928
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,095,000	3,103,280
TOTAL HOUSING		3,573,208
Water & Sewer - 0.0%
Portland OR Swr Sys Rev Series 2020A, 2.125% 3/1/2040	1,125,000	841,184
TOTAL OREGON		17,295,084
Pennsylvania - 4.4%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	445,000	111,828
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)(h)	995,000	250,044
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)(h)	1,110,000	278,943
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	594,315
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5.25% 5/1/2041	2,630,000	2,739,017
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	480,000	465,498
TOTAL EDUCATION		4,439,645
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	2,890,000	2,996,568
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	99,796
General Obligations - 2.7%
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,125,000	1,199,419
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2042 (Assured Guaranty Inc Insured)	6,100,000	6,475,104
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,728,217
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	2,978,295
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,742,228
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,575,941
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,090,000
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,208,170
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,694,727
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,357,875
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2043	4,500,000	4,866,099
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	4,760,000	5,132,632
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	12,610,000	13,525,632
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,174,671
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,317,147
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	980,439
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	580,000	606,232
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,385,891
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2031	4,465,000	4,834,876
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2034	5,000,000	5,520,724
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2035	3,350,000	3,710,972
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2040	3,400,000	3,658,417
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2043	3,200,000	3,401,338
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2044	2,200,000	2,325,559
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2028	31,565,000	32,869,086
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2029	18,850,000	19,927,788
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2031	6,000,000	6,497,033
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2034	5,400,000	5,962,381
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2035	5,460,000	6,048,330
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2031	3,790,000	4,103,959
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	830,000	834,397
TOTAL GENERAL OBLIGATIONS		158,733,579
Health Care - 0.4%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2050	1,865,000	1,464,283
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2021, 4% 7/15/2051	1,865,000	1,450,863
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,855,294
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2030	1,060,000	1,124,880
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2031	1,110,000	1,188,381
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2032	1,545,000	1,661,696
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,900,488
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,009,359
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	409,387
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,132,044
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,506,235
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	960,063
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	209,750
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	984,046
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	538,667
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	538,668
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	206,350
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	452,966
TOTAL HEALTH CARE		22,593,420
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,448,059
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	1,956,486
TOTAL HOUSING		3,404,545
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	850,000	882,571
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,028,330
Pennsylvania Turnpike Commission 5.25% 12/1/2055	7,515,000	7,819,213
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,307,113
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	819,907
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2043	3,500,000	3,753,557
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2046	1,700,000	1,788,867
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2047	2,500,000	2,612,068
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2048	2,495,000	2,592,787
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	4,190,000	4,573,840
TOTAL TRANSPORTATION		30,178,253
Water & Sewer - 0.7%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	711,963
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	871,835
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Inc Insured)	1,500,000	1,617,581
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Inc Insured)	4,330,000	4,608,372
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,717,124
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,755,000	2,899,700
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049 (Assured Guaranty Inc Insured)	6,900,000	7,240,472
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	6,000,000	6,218,455
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2044	725,000	770,309
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2046	750,000	787,085
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	420,000	431,406
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Inc Insured)	300,000	333,771
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Inc Insured)	300,000	332,501
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	500,000	550,156
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	500,000	545,749
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Inc Insured)	625,000	678,981
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	540,677
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,346,297
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Inc Insured)	650,000	697,190
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	1,100,000	1,173,871
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,150,000	1,221,473
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Inc Insured)	2,500,000	2,637,955
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	500,000	527,317
TOTAL WATER & SEWER		40,460,240
TOTAL PENNSYLVANIA		262,906,046
Puerto Rico - 0.4%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	8,638,773	6,271,745
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,651,685
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	2,016,723
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,223,476
TOTAL GENERAL OBLIGATIONS		18,163,629
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,750,000	1,677,480
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	835,000	882,165
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,495,000	2,599,158
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	1,165,000	1,116,722
TOTAL WATER & SEWER		6,275,525
TOTAL PUERTO RICO		24,439,154
Rhode Island - 0.3%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,073,008
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,667,554
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,140,098
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	241,615
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	268,784
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	786,339
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,044,202
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,353,383
TOTAL EDUCATION		12,574,983
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Inc Insured)	1,490,000	1,520,774
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,130,715
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	964,393
TOTAL GENERAL OBLIGATIONS		3,615,882
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	854,944
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	455,000	453,776
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	55,000	55,164
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,305,290
TOTAL HOUSING		2,814,230
TOTAL RHODE ISLAND		19,860,039
South Carolina - 1.4%
Education - 0.1%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033	890,000	987,159
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034	850,000	950,008
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035	720,000	809,078
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	1,100,000	1,180,389
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	320,412
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045	625,000	664,425
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033	900,000	998,251
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034	1,000,000	1,117,656
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035	750,000	842,789
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,536,665
TOTAL EDUCATION		10,406,832
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,686,734
South Carolina St Svc Auth Rev 5% 12/1/2033	140,000	140,107
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	7,500,000	7,801,429
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,484,223
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,468,892
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,130,330
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,057,940
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,394,931
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	1,948,275
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	436,707
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	711,003
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,205,623
TOTAL ELECTRIC UTILITIES		27,466,194
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,210,300
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	1,800,000	1,927,118
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	1,670,000	1,762,867
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2049	8,495,000	8,942,311
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,269,536
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,012,266
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,366,332
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,536,126
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,093,677
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,262,911
TOTAL HEALTH CARE		28,383,444
Housing - 0.2%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	105,000	105,725
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	795,000	861,423
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2026 B 1, 6.25% 1/1/2057	10,705,000	11,884,405
TOTAL HOUSING		12,851,553
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2046	2,000,000	1,496,299
Starr-Iva Wtr & Swr Dist S C Wtrwks & Swr Sys Rev Series 2021, 2.125% 6/1/2043 (Assured Guaranty Inc Insured)	820,000	557,491
TOTAL WATER & SEWER		2,053,790
TOTAL SOUTH CAROLINA		81,161,813
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,376,970
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	5,250,000	5,624,419
TOTAL HEALTH CARE		7,001,389
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	490,000	524,000
TOTAL SOUTH DAKOTA		7,525,389
Tennessee - 1.4%
Education - 0.1%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,062,316
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,052,688
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,106,283
TOTAL EDUCATION		8,221,287
Electric Utilities - 0.0%
Bolivar Tenn Energy Auth Elecsys Rev Series 2022, 3% 5/1/2041 (Assured Guaranty Inc Insured)	145,000	116,407
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	30,434
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	20,712
TOTAL ESCROWED/PRE-REFUNDED		51,146
General Obligations - 1.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,131,516
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (f)	1,210,000	863,000
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,765,000	29,864,591
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	21,415,000	22,456,086
TOTAL GENERAL OBLIGATIONS		54,315,193
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,079,940
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,137,763
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	564,974
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	382,822
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	447,481
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	2,515,000	2,645,873
TOTAL HEALTH CARE		13,258,853
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,210,000	1,194,363
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	490,000	481,086
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	208,091
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	254,597
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	484,496
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	280,000	279,384
TOTAL HOUSING		2,902,017
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	2,250,000	1,650,154
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2044	3,490,000	2,303,039
TOTAL WATER & SEWER		3,953,193
TOTAL TENNESSEE		82,818,096
Texas - 12.9%
Education - 0.2%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,451,712
Texas A&M Univ Revs Series 2024A, 4% 5/15/2049	5,000,000	4,565,101
Texas St Univ Sys Fing Rev Series 2024, 4% 3/15/2049	5,090,000	4,584,942
University Houston TX Univ Rev Series 2020 A, 3% 2/15/2040	2,470,000	2,064,997
University North Tex Univ Rev 5% 4/15/2031	1,600,000	1,732,395
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,640,000	1,001,175
TOTAL EDUCATION		15,400,322
Electric Utilities - 2.2%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,423,065
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,602,222
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Inc Insured)	3,000,000	3,215,659
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,400,000	1,492,936
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,500,000	1,591,742
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,915,000	2,021,518
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Inc Insured)	2,500,000	2,626,908
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Inc Insured)	1,250,000	1,301,141
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Inc Insured)	1,650,000	1,740,294
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Inc Insured)	1,750,000	1,871,697
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Inc Insured)	1,650,000	1,785,320
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,570,000	1,713,834
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,120,000	1,232,431
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,094,795
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,010,000	1,099,912
Lower Colorado River Authority Series 2019 A, 4% 5/15/2049	1,000,000	851,398
Lower Colorado River Authority Series 2025 A, 5% 5/15/2030	4,000,000	4,270,783
Lower Colorado River Authority Series 2025 A, 5% 5/15/2031	6,500,000	7,018,083
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	3,425,000	3,729,356
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	5,830,000	6,259,963
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	2,285,000	2,392,371
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,795,468
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	14,945,000	15,647,257
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	14,280,000	15,237,400
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	7,350,000	7,558,725
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	4,175,000	4,381,266
San Antonio TX Elec & Gas Rev Series 2024E, 5.25% 2/1/2049	4,000,000	4,197,620
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	17,100,000	16,776,198
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	4,030,000	3,922,395
TOTAL ELECTRIC UTILITIES		121,851,757
General Obligations - 5.9%
Alvin Tex Indpt Sch Dist Series 2022, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,431,991
Angleton Tex Indpt Sch Dist 2% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,690,000	1,131,573
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	1,206,006
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,820,000	3,229,187
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,119,726
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	823,694
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2039	1,230,000	1,030,572
Brazoria Cnty Texas Gen. Oblig. Series 2021, 4% 3/1/2046	2,565,000	2,361,903
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,133,670
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	561,910
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,302,887
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,093,007
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,307,555
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,669,919
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,295,992
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,625,544
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,282,885
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,266,731
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	356,312
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,599,440
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	533,268
Clarksville Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	625,000	518,571
Clear Creek Independent School District Series 2021, 3% 2/15/2041	1,000,000	829,711
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,197,808
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	995,331
Conroe TX Isd Series 2022, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,179,706
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,200,000	1,277,101
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,059,871
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	750,000	790,083
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	2,350,000	2,460,352
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,126,699
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	2,595,000	2,696,430
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,332,968
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2051 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,810,808
Cottonwood Mud 1 Gen. Oblig. Series 2019, 3% 9/1/2042 (Assured Guaranty Inc Insured)	1,015,000	807,699
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,609,382
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,546,540
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	6,986,782
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	7,215,000	7,618,508
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2046	2,810,000	2,093,660
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,425,000	1,538,067
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2044	2,000,000	2,116,500
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,595,000	1,683,571
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	4,720,000	3,702,973
Fort Bend Cnty Mud 132 Gen. Oblig. Series 2021, 2.5% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,100,415
Fort Bend Cnty TX Levee Impt Dist No 6 Gen. Oblig. Series 2020, 2% 9/1/2045 (Build America Mutual Assurance Co Insured)	815,000	516,192
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	9,550,000	9,506,550
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	472,686
Gilmer Tex Indpt Sch Dist 3.125% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	560,000	457,034
Haltom City Tex Gen. Oblig. 2.25% 2/1/2046 (Build America Mutual Assurance Co Insured)	2,890,000	1,810,540
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	1,050,000	809,234
Hays TX Cons Indpt Schl Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,215,000	1,008,099
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	997,662
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,978,287
Hays TX Cons Indpt Schl Dist Series 2025, 5.25% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	16,220,000	16,989,402
Houston TX Gen. Oblig. 5.25% 3/1/2049	17,840,000	18,705,447
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	3,415,000	3,146,704
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,592,104
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,123,649
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,672,516
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2036 (Permanent Sch Fund of Texas Guaranteed)	2,130,000	2,316,814
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,177,493
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	531,595
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,586,970
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	346,770
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,545,000	2,991,973
Killeen Tex Indpt Sch Dist Series 2019, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,117,674
Lamar TX Isd Series 2026, 5% 2/15/2042	2,100,000	2,244,436
Lamar TX Isd Series 2026, 5% 2/15/2043	3,100,000	3,299,046
Lamar TX Isd Series 2026, 5% 2/15/2044	7,770,000	8,237,854
Lamar TX Isd Series 2026, 5% 2/15/2045	2,500,000	2,641,637
Lamar TX Isd Series 2026, 5% 2/15/2046	4,000,000	4,197,826
Lamar TX Isd Series 2026, 5% 2/15/2047	4,000,000	4,168,835
Lamar TX Isd Series 2026, 5% 2/15/2048	5,500,000	5,701,985
Leander Independent School District Series 2025 A, 0% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (f)	800,000	799,228
Leander Independent School District Series 2025 A, 0% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed) (f)	1,775,000	1,314,694
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (f)	1,670,000	1,179,016
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,630,000	2,827,800
Leander Independent School District Series 2025 B, 0% 8/15/2026 (f)	1,400,000	1,398,607
Leander Independent School District Series 2025 B, 0% 8/15/2027 (f)	1,500,000	1,453,707
Leander Independent School District Series 2025 B, 5% 8/15/2032	1,250,000	1,372,888
Leander Independent School District Series 2025 B, 5% 8/15/2033	3,355,000	3,705,176
Leander Independent School District Series 2025 B, 5% 8/15/2034	2,745,000	3,040,448
Lone Oak Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,220,000	1,006,636
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,685,000	2,034,656
Melissa TX Gen. Oblig. Series 2021, 3% 2/15/2041	400,000	318,604
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2038	2,440,000	2,670,898
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2039	2,565,000	2,785,978
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2040	2,000,000	2,153,115
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2041	1,535,000	1,640,050
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2042	1,215,000	1,290,384
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2045	1,000,000	1,045,030
Mesquite Tex Gen. Oblig. Series 2026, 5% 2/15/2046	1,000,000	1,042,417
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.25% 9/1/2044 (Assured Guaranty Inc Insured)	285,000	184,952
Nederland Tex Indpt Sch Dist 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	973,929
New Waverly TX Indpt Sch Dist Series 2022, 3% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	11,110,000	7,951,640
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,120,000	10,120,000
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,845,000	1,535,086
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	854,081
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,458,478
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,055,552
Prairie Lea Independent School District 2.25% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	718,971
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,311,801
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,766,178
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,825,687
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,596,943
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,354,921
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	550,000	611,825
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	500,000	559,258
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,025,000	1,137,955
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,015,000	1,119,264
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,540,000	1,686,410
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	880,000	956,230
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	600,000	647,160
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,144,202
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,245,000	1,327,249
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,461,201
Rockwall Cnty TX Gen. Oblig. Series 2020, 4% 2/1/2045	4,810,000	4,447,807
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2021, 3% 2/15/2051	3,510,000	2,415,004
Sanger Tex Gen. Oblig. Series 2021 A, 3% 5/1/2046	1,035,000	754,920
Stafford Tex Gen. Oblig. Series 2021, 2.375% 9/1/2046	1,630,000	1,137,718
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,161,311
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	16,790,000	17,329,941
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5.25% 3/1/2037 (Bank of America Corp Guaranteed) (e)	29,965,000	31,503,709
Texas State Gen. Oblig. Series 2021 A, 3% 8/1/2041	300,000	248,486
Travis Cnty Mud 18 Gen. Oblig. Series 2020, 2.125% 9/1/2044 (Build America Mutual Assurance Co Insured)	500,000	325,668
Westwood Indpt Sch Dist Tex Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	1,085,441
Willis TX Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	812,155
TOTAL GENERAL OBLIGATIONS		346,450,787
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,346,972
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	3,395,000	3,597,213
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	4,960,000	5,377,670
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,118,949
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,123,340
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,405,480
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	547,552
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	1,945,342
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	17,575,000	18,523,720
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	4,985,000	5,407,936
TOTAL HEALTH CARE		42,394,174
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,330,000	3,610,558
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	6,000,000	6,054,760
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.75% 7/1/2051	7,525,000	7,392,679
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026C, 4.625% 1/1/2044 (e)	5,850,000	5,851,230
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	669,236	585,064
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	355,000	357,361
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,090,000	2,264,621
TOTAL HOUSING		26,116,273
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,215,000	1,625,834
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)	11,995,000	11,820,490
TOTAL SPECIAL TAX		13,446,324
Transportation - 1.7%
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	992,951
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,279,319
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,268,238
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,347,542
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	262,535
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	211,470
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	230,850
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	329,325
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	428,172
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	545,109
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	206,970
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	186,692
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	221,674
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	833,624
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	398,117
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	195,848
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	195,255
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	294,784
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,775,268
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,337,195
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2033 (Assured Guaranty Inc Insured)	800,000	874,493
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2034 (Assured Guaranty Inc Insured)	700,000	768,725
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,102,208
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,093,241
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,510,000	1,639,063
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2038 (Assured Guaranty Inc Insured)	1,315,000	1,417,510
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2039 (Assured Guaranty Inc Insured)	1,645,000	1,760,596
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,126,260
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2041 (Assured Guaranty Inc Insured)	2,000,000	2,116,193
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,390,000	1,461,124
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,080,516
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,590,000	3,731,044
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,497,415
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2021, 3% 8/15/2050	1,000,000	696,426
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,162,437
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	4,800,000	4,984,050
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	9,450,000	6,904,985
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,896,352
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	1,040,000	1,156,994
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,728,689
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	904,093
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,047,171
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,531,252
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	750,106
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,871,186
Texas Transportation Commission (Sh 249 Tollroad Proj.) 0% 8/1/2041 (f)	1,405,000	682,517
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) 5.25% 10/1/2050 (Texas State Guaranteed)	5,230,000	5,519,893
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	12,760,000	13,613,127
TOTAL TRANSPORTATION		96,658,604
Water & Sewer - 1.6%
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	4,030,000	4,148,328
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,084,118
City of Georgetown TX Series 2025, 5% 8/15/2039	1,000,000	1,071,625
City of Georgetown TX Series 2025, 5% 8/15/2040	1,000,000	1,065,476
City of Georgetown TX Series 2025, 5% 8/15/2041	1,400,000	1,484,448
City of Georgetown TX Series 2025, 5% 8/15/2042	1,200,000	1,265,243
City of Georgetown TX Series 2025, 5% 8/15/2043	2,325,000	2,438,980
City of Georgetown TX Series 2025, 5% 8/15/2044	2,940,000	3,066,346
City of Georgetown TX Series 2025, 5% 8/15/2045	2,500,000	2,598,631
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,429,341
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,005,000	800,887
Houston TX Util Sys Rev 4% 11/15/2043	3,830,000	3,545,510
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	357,486
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,549,932
Huntsville Tex Wtr & Wastewater Sys Rev Series 2022, 3% 8/15/2051	3,710,000	2,509,021
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2037	510,000	561,251
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2038	515,000	562,457
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2039	860,000	931,921
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2040	610,000	656,188
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2041	500,000	535,072
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2042	595,000	634,379
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2043	1,000,000	1,062,479
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2044	700,000	740,481
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2045	1,530,000	1,607,143
Mesquite Tex Wtrwks & Swr Rev Series 2026, 5% 3/1/2046	825,000	859,166
North TX Mun Wtr Dist TX Regl Wastewtr Rev 2.375% 6/1/2049	1,705,000	1,073,179
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	3,275,000	3,433,575
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	5,630,000	5,878,410
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,870,000	4,231,824
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2031	540,000	582,728
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2032	725,000	786,522
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2033	640,000	699,945
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2039	850,000	901,282
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2040	800,000	842,794
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2041	1,045,000	1,094,139
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2042	1,100,000	1,144,553
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2043	1,145,000	1,182,327
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2044	2,420,000	2,494,682
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2045	2,000,000	2,050,781
Temple Tex Util Sys Rev Series 2025, 5.25% 8/1/2050	13,000,000	13,410,497
Texas Wtr Dev Brd Series 2017 A, 4% 10/15/2042	10,035,000	9,254,605
Texas Wtr Dev Brd Series 2021, 2.375% 8/1/2041	1,800,000	1,324,608
Tyler Tex Wtr & Swr Sys Rev 2.75% 9/1/2051	3,750,000	2,403,834
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5.5% 8/1/2050 (Build America Mutual Assurance Co Insured)	3,500,000	3,687,130
TOTAL WATER & SEWER		94,043,324
TOTAL TEXAS		756,361,565
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	402,254	298,801
Special Tax - 0.4%
Deseret Public Infrastructure District No 2 6.5% 12/1/2055 (c)	4,109,000	4,187,255
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.75% 6/1/2060 (c)	5,795,000	5,928,892
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (c)	1,750,000	1,710,455
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (c)	1,000,000	1,008,477
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (d)	1,796,000	1,492,209
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,777,000	4,942,477
South Salt Lake Redevelopment Agency Series 2025, 6.25% 4/15/2046 (c)	1,375,000	1,398,703
Utah City West Public Infrastructure District No 1 5.5% 12/1/2046 (c)	1,165,000	1,178,143
Utah City West Public Infrastructure District No 1 5.875% 12/1/2055 (c)	2,012,000	2,035,375
TOTAL SPECIAL TAX		23,881,986
Transportation - 0.0%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,369,274
TOTAL UTAH		26,550,061
Vermont - 0.0%
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	491,000	491,111
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	638,000	621,767
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	724,000	749,946
TOTAL VERMONT		1,862,824
Virginia - 0.4%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	475,046
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	245,685
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	219,138
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	237,279
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	602,799
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	333,104
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	418,486
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	558,761
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	889,987
TOTAL EDUCATION		3,980,285
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,033,034
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	3,190,000	3,165,505
TOTAL ELECTRIC UTILITIES		5,198,539
General Obligations - 0.1%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,255,055
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,723,292
TOTAL GENERAL OBLIGATIONS		5,978,347
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,663,807
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,081,552
TOTAL HEALTH CARE		5,745,359
TOTAL VIRGINIA		20,902,530
Washington - 3.8%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	1,822,411
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,883,779
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	1,910,019
TOTAL EDUCATION		5,616,209
Electric Utilities - 0.9%
Energy Norwthwest WA Elec Rev 5% 7/1/2030 (Bonneville Power Administration Guaranteed)	3,000,000	3,231,589
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	7,615,000	8,296,922
Energy Norwthwest WA Elec Rev 5% 7/1/2040 (Bonneville Power Administration Guaranteed)	5,250,000	5,676,308
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	795,000	854,964
Energy Norwthwest WA Elec Rev 5% 7/1/2042 (Bonneville Power Administration Guaranteed)	7,000,000	7,498,413
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,099,621
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,259,473
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,312,756
Okanogan Cnty Wash Pub Util Dist No 001 Elec Rev 4% 12/1/2050	2,500,000	2,169,432
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2031	1,500,000	1,628,027
Seattle WA Mun Lt & Pwr Rev Series 2025, 5.3% 2/1/2050	6,900,000	7,290,084
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2043	2,000,000	2,136,621
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2044	1,500,000	1,594,561
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	2,000,000	2,114,813
TOTAL ELECTRIC UTILITIES		54,163,584
General Obligations - 0.6%
King Cnty WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,814,247
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,085,877
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	474,446
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,448,702
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2048	19,815,000	20,727,497
TOTAL GENERAL OBLIGATIONS		35,550,769
Health Care - 1.5%
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2030	225,000	238,993
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2031	255,000	273,183
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2032	330,000	355,680
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2033	430,000	467,383
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2034	385,000	420,102
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2035	400,000	437,882
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2036	410,000	447,301
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2037	480,000	520,079
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2038	525,000	564,044
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2039	370,000	393,102
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2040	400,000	423,724
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2041	500,000	526,407
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2042	500,000	524,981
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5% 7/1/2043	570,000	594,888
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5.25% 7/1/2044	685,000	724,661
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5.25% 7/1/2045	545,000	573,232
WA St Hsg Fin Commission (Emerald Heights Proj.) Series 2026A, 5.25% 7/1/2051	2,750,000	2,822,218
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	915,000	907,216
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	2,545,000	2,623,056
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	6,365,000	6,515,905
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	5,855,000	5,969,526
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	210,000	210,131
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	11,605,000	10,655,023
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	470,000	475,715
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,944,561
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,156,202
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	21,275,000	22,315,612
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025C, 5% tender 8/15/2055 (b)	14,115,000	15,016,807
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	819,560
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	40,678
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	526,890
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	4,881,952
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	1,120,000	1,106,871
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,136,442
TOTAL HEALTH CARE		90,610,007
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	1,004,406
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,416,280
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	682,543
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2033	350,000	368,654
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2034	500,000	529,313
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	385,000	406,038
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	750,000	769,642
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	4,510,000	4,710,712
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,038,162
TOTAL HOUSING		12,925,750
Special Tax - 0.2%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,105,265
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,040,000	822,698
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,275,974
TOTAL SPECIAL TAX		11,203,937
Water & Sewer - 0.3%
Edmonds Wash Wtr & Swr Rev Series 2020, 2% 12/1/2039	1,060,000	777,431
Lakehaven Wash Wtr & Swr Distwtr & Swr Rev Series 2021, 3% 10/1/2041	1,075,000	899,653
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	3,780,000	4,172,431
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	3,600,000	4,015,672
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2038	1,400,000	1,545,250
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2039	1,200,000	1,314,172
Seattle Wash Drain & Wstwtr Rv Series 2025, 5.25% 5/1/2050	2,000,000	2,120,672
TOTAL WATER & SEWER		14,845,281
TOTAL WASHINGTON		224,915,537
West Virginia - 0.7%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	8,180,000	8,244,766
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	805,829
TOTAL ELECTRIC UTILITIES		9,050,595
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	819,870
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	5,931,645
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	8,745,000	9,212,370
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,492,018
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	529,441
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,056,751
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,049,675
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,613,022
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	3,960,000	4,221,501
TOTAL HEALTH CARE		29,926,293
TOTAL WEST VIRGINIA		38,976,888
Wisconsin - 2.4%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	395,000	361,938
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	950,000	972,621
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,205,000	2,237,921
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	516,574
TOTAL EDUCATION		4,089,054
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,925,275
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	107,184
General Obligations - 0.4%
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.5% 4/1/2035	645,000	551,514
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.625% 4/1/2036	770,000	649,379
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	799,501
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2036	1,200,000	1,321,187
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	1,000,000	1,087,318
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2040	1,190,000	1,278,673
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2041	3,000,000	3,205,067
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,350,000	1,425,070
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	4,000,000	4,204,785
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,404,171
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,758,008
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,607,104
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,812,108
TOTAL GENERAL OBLIGATIONS		25,103,885
Health Care - 1.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,668,839
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	1,800,000	1,398,273
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,528,651
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	811,300
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	300,000	302,359
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	981,314
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	295,929
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	294,843
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	346,806
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	345,681
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	344,459
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	437,069
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,246,573
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	330,000	330,105
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	470,000	463,781
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	1,565,000	1,275,569
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	164,917
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	826,070
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,653,746
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,266,042
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	23,990,000	25,404,263
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	35,710,000	38,917,486
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,491,701
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2036	3,750,000	4,047,025
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2037	3,550,000	3,794,705
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,845,000	3,019,578
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2039	4,250,000	4,480,867
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,106,044
TOTAL HEALTH CARE		105,243,995
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	400,000	392,782
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	712,533
TOTAL HOUSING		1,105,315
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	7,490,000	5,929,338
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	1,815,000	1,270,500
TOTAL INDUSTRIAL DEVELOPMENT		7,199,838
Water & Sewer - 0.0%
Racine Wis Wtrwks Rev 2% 9/1/2041 (Build America Mutual Assurance Co Insured)	400,000	264,813
TOTAL WISCONSIN		145,039,359
Wyoming - 0.1%
Housing - 0.1%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	30,000	30,003
Wyoming Community Development Authority (WY Single Family Proj.) Series 2026 1, 6.25% 12/1/2056	2,900,000	3,214,085
TOTAL WYOMING		3,244,088
TOTAL MUNICIPAL SECURITIES (Cost $5,891,596,199)		5,821,840,299

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $149,074,971)	2.65	149,015,430	149,075,036

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,040,671,170)	5,970,915,335
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(39,010,306)
NET ASSETS - 100.0%	5,931,905,029

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,106,739 or 1.2% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Zero coupon bond which is issued at a discount.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Tax-Free Cash Central Fund	540,653,255	1,097,482,032	1,489,060,252	4,791,502	-	1	149,075,036	149,015,430
	540,653,255	1,097,482,032	1,489,060,252	4,791,502	-	1	149,075,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	285,591,945	-	284,951,130	640,815
Electric Utilities	419,316,268	-	419,316,268	-
Escrowed/Pre-Refunded	832,663	-	832,663	-
General Obligations	2,602,912,695	-	2,602,912,695	-
Health Care	709,692,465	-	709,010,465	682,000
Housing	407,925,740	-	407,925,740	-
Industrial Development	50,069,979	-	50,069,979	-
Other	4,139,205	-	4,139,205	-
Special Tax	561,511,837	-	561,511,837	-
Tobacco Bonds	28,433,807	-	28,433,807	-
Transportation	412,451,473	-	412,451,473	-
Water & Sewer	338,962,222	-	338,962,222	-

Money Market Funds	149,075,036	149,075,036	-	-
Total Investments in Securities:	5,970,915,335	149,075,036	5,820,517,484	1,322,815
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$5,821,840,299
Investments in securities, at value - affiliated issuers	149,075,036
Cash	68,427
Receivable for fund shares sold	21,616,418
Interest receivable	62,499,337
Distributions receivable from affiliated funds	351,539
Prepaid expenses	952
Receivable from investment adviser for expense reductions	400,290
Total assets	6,055,852,298
Liabilities
Payable for investments purchased	11,150,847
Payable for investments purchased, delayed delivery	87,247,041
Payable for fund shares redeemed	5,759,238
Distributions payable	17,962,452
Accrued management fee	1,685,264
Other payables and accrued expenses	142,427
Total liabilities	123,947,269
Net Assets	$5,931,905,029
Net assets consist of:
Paid in capital	6,077,019,145
Total accumulated earnings (loss)	(145,114,116)
Net Assets	$5,931,905,029

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($5,931,905,029/596,360,919 shares)	$9.95

Other Information
Unaffiliated issuers, cost	5,891,596,199
Affiliated issuers, cost	149,074,971
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$4,791,502
Interest	102,855,455
Total investment income	107,646,957
Expenses
Management fee	9,628,084
Custodian fees and expenses	23,698
Independent trustees' fees and expenses	6,051
Registration fees	271,679
Audit	31,889
Legal	9,513
Commitment fee	3,377
Miscellaneous	4,782
Total expenses	9,979,073
Expense reimbursements and reductions	(2,778,931)
Total expenses after reductions	7,200,142
Net investment income (loss)	100,446,815
Net realized gain (loss)
Investments - unaffiliated issuers	546,368
Net realized gain (loss)	546,368
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(130,864,896)
Investments - affiliated issuers	1
Total change in net unrealized appreciation (depreciation)	(130,864,895)
Net gain (loss)	(130,318,527)
Net increase (decrease) in net assets resulting from operations	$(29,871,712)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,446,815	$140,372,047
Net realized gain (loss)	546,368	(10,617,501)
Change in net unrealized appreciation (depreciation)	(130,864,895)	101,964,441
Net increase (decrease) in net assets resulting from operations	(29,871,712)	231,718,987
Distributions to shareholders
Distributions to shareholders	(97,754,663)	(136,507,014)
Total distributions	(97,754,663)	(136,507,014)
Net increase (decrease) in net assets resulting from share transactions	718,045,393	2,150,990,141
Total increase (decrease) in net assets	590,419,018	2,246,202,114
Net Assets
Beginning of period	5,341,486,011	3,095,283,897
End of period	$5,931,905,029	$5,341,486,011
Financial Highlights
Fidelity® SAI Tax-Free Bond Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.16	$10.04	$10.11	$10.00	$10.61	$10.97
Income from Investment Operations
Net investment income (loss) A, B	.17	.34	.32	.29	.23	.19
Net realized and unrealized gain (loss)	(.21)	.11	(.08)	.10	(.61)	(.36)
Total from investment operations	(.04)	.45	.24	.39	(.38)	(.17)
Distributions
Distributions from net investment income	(.17)	(.33)	(.31)	(.28)	(.23)	(.19)
Distributions from net realized gain	-	- C	- C	-	-	- C
Total distributions	(.17)	(.33)	(.31)	(.28)	(.23)	(.20) D
Net asset value, end of period	$9.95	$10.16	$10.04	$10.11	$10.00	$10.61
Total Return E, F	(.40)%	4.57%	2.38%	4.05%	(3.55)%	(1.53)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.35% I	.35%	.35%	.36%	.38%	.36%
Ratio of expenses to average net assets net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Ratio of expenses to average net assets net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Ratio of net investment income (loss) to average net assets	3.49% I	3.40%	3.13%	2.95%	2.33%	1.78%
Net assets, end of period	$5,931,905,029	$5,341,486,011	$3,095,283,897	$2,530,704,802	$2,410,125,463	$2,165,516,358
Portfolio turnover rate J	19% I	12%	12%	27%	23% K	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Tax-Free Bond Fund	6,029,346,710	48,508,347	(106,939,722)	(58,431,375)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Tax-Free Bond Fund	(15,698,102)	(71,540,087)	(87,238,189)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Tax-Free Bond Fund	1,599,576,916	504,398,043

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Tax-Free Bond Fund	0.332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® SAI Tax-Free Bond Fund	-	91,937,916	261,955

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Tax-Free Bond Fund	0.25	May 31, 2027	2,778,003

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Tax-Free Bond Fund	928

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® SAI Tax-Free Bond Fund
Fidelity® SAI Tax-Free Bond Fund	97,754,663	136,507,014
Total	97,754,663	136,507,014

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Tax-Free Bond Fund
Shares sold	156,194,319	385,736,877	1,579,852,200	3,804,169,631
Reinvestment of distributions	496	468	5,012	4,692
Shares redeemed	(85,577,322)	(168,422,443)	(861,811,819)	(1,653,184,182)
Net increase (decrease)	70,617,493	217,314,902	718,045,393	2,150,990,141

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887621.107
STF-SANN-0926
Fidelity® Sustainable Intermediate Municipal Income Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Intermediate Municipal Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 100.1%
	Principal Amount (a)	Value ($)
Alabama - 12.0%
Electric Utilities - 0.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 2.95% tender 6/1/2034 (b)	100,000	99,309
General Obligations - 11.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,067
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	100,000	103,542
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	104,260
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	103,953
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	104,241
Black Belt Energy Gas District Series 2026 D, 5% 8/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	100,000	104,889
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	150,000	155,083
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	100,000	104,644
Black Belt Energy Gas District Series 2026B, 5% 12/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	300,000	313,516
Black Belt Energy Gas District Series 2026C, 5% 12/1/2035 (Bank of America Corp Guaranteed)	300,000	309,621
Black Belt Energy Gas District Series 2026G, 5% 6/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	200,000	208,723
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,430
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2034 (Morgan Stanley Guaranteed) (d)	100,000	103,253
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	100,000	102,932
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	155,649
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,549
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	146,593
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	110,000	116,009
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	208,886
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity and Life Co Guaranteed)	190,000	192,433
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	100,000	105,923
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	125,000	132,498
TOTAL GENERAL OBLIGATIONS		2,922,694
TOTAL ALABAMA		3,022,003
Arizona - 1.5%
General Obligations - 0.7%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	171,872
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,478
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	101,108
TOTAL INDUSTRIAL DEVELOPMENT		151,586
Water & Sewer - 0.2%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	50,090
TOTAL ARIZONA		373,548
Arkansas - 0.4%
Health Care - 0.4%
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2036	100,000	110,569
California - 7.7%
Education - 0.4%
University CA Revs Series 2025 CD, 5.5% 5/15/2040	100,000	113,670
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,159
General Obligations - 2.7%
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	120,000	127,032
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	100,000	104,386
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	100,000	104,755
California Community Choice Financing Authority Series 2026E, 5% 7/1/2034 (Alphabet Inc Guaranteed)	100,000	107,681
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	9,116
State of California Gen. Oblig. 5% 3/1/2037	200,000	223,947
TOTAL GENERAL OBLIGATIONS		676,917
Housing - 0.7%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	81,136	81,745
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	100,704	95,999
TOTAL HOUSING		177,744
Resource Recovery - 1.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	144,788
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.875% tender 3/1/2056 (b)(c)	250,000	249,900
TOTAL RESOURCE RECOVERY		394,688
Transportation - 2.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	320,937
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	197,542
TOTAL TRANSPORTATION		518,479
Water & Sewer - 0.2%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,104
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	32,418
TOTAL WATER & SEWER		47,522
TOTAL CALIFORNIA		1,934,179
Colorado - 1.2%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	9,810
Health Care - 0.3%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	64,474
Housing - 0.9%
Colorado Hsg & Fin Auth Series 2026A, 6% 11/1/2055	150,000	163,624
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	86,401	75,808
TOTAL HOUSING		239,432
TOTAL COLORADO		313,716
Connecticut - 2.9%
General Obligations - 0.2%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	21,852
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,196
TOTAL GENERAL OBLIGATIONS		48,048
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,273
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,144
TOTAL HOUSING		36,417
Special Tax - 2.6%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	131,803
Connecticut St Spl Tax Oblig 5% 7/1/2034	480,000	526,983
TOTAL SPECIAL TAX		658,786
TOTAL CONNECTICUT		743,251
Delaware - 0.4%
Electric Utilities - 0.4%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.3% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.1%
Education - 0.1%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,247
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,100
TOTAL DISTRICT OF COLUMBIA		30,347
Florida - 4.2%
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	26,452
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Inc Insured)	30,000	27,935
TOTAL GENERAL OBLIGATIONS		54,387
Health Care - 2.4%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	100,000	105,291
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	205,570
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	107,425
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	81,235
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	104,434
TOTAL HEALTH CARE		603,955
Housing - 1.0%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	100,000	109,588
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) 3.5% 7/1/2051	35,000	34,932
Florida Hsg Fin Corp Rev Series 2021 2, 1.8% 7/1/2036	150,000	117,218
TOTAL HOUSING		261,738
Transportation - 0.4%
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.5% 11/1/2037 (c)	100,000	106,540
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	25,620
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	18,351
TOTAL WATER & SEWER		43,971
TOTAL FLORIDA		1,070,591
Georgia - 6.2%
Education - 0.5%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,228
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	124,771
TOTAL EDUCATION		134,999
Electric Utilities - 2.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	101,307
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.05% 11/1/2052 VRDN (b)	200,000	200,001
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	100,000	100,281
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	100,000	97,590
TOTAL ELECTRIC UTILITIES		499,179
General Obligations - 2.3%
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	100,000	104,707
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed)	100,000	103,284
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	100,510
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	100,882
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	150,000	159,167
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,448
TOTAL GENERAL OBLIGATIONS		583,998
Housing - 0.4%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	100,000	99,758
Transportation - 1.0%
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	250,000	265,114
TOTAL GEORGIA		1,583,048
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,253
Idaho - 0.4%
Housing - 0.4%
Idaho Hsg & Fin Assn Series 2015, 3% 5/21/2045	109,539	94,834
Illinois - 4.2%
Education - 0.8%
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	10,000	10,470
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	100,000	103,096
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	103,702
TOTAL EDUCATION		217,268
Escrowed/Pre-Refunded - 0.2%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	45,000	45,302
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,119
TOTAL ESCROWED/PRE-REFUNDED		55,421
General Obligations - 0.6%
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	52,487
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	106,421
TOTAL GENERAL OBLIGATIONS		158,908
Health Care - 0.9%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	56,766
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	50,000	50,297
Illinois Finance Authority Rev (Rush University Medical Center Proj.) Series 2025, 5% 11/15/2035	100,000	109,951
TOTAL HEALTH CARE		217,014
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	15,000	15,014
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	10,000	11,317
TOTAL HOUSING		26,331
Special Tax - 0.7%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	170,308
Water & Sewer - 0.9%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2035	200,000	224,061
TOTAL ILLINOIS		1,069,311
Indiana - 1.0%
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	100,485
Housing - 0.6%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,442
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	119,520
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	25,982
TOTAL HOUSING		160,944
TOTAL INDIANA		261,429
Iowa - 1.2%
Education - 0.8%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	100,000	104,824
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	100,000	104,824
TOTAL EDUCATION		209,648
General Obligations - 0.4%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2034 (MassMutual Global Funding II Guaranteed)	100,000	104,905
TOTAL IOWA		314,553
Kentucky - 1.3%
Education - 0.8%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 3% 6/1/2039	100,000	78,490
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	105,851
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	14,783
TOTAL EDUCATION		199,124
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,723
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	105,556
TOTAL GENERAL OBLIGATIONS		126,279
TOTAL KENTUCKY		325,403
Louisiana - 0.4%
Water & Sewer - 0.4%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	100,000	106,657
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,160
Maryland - 1.1%
Education - 0.0%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,358
General Obligations - 0.8%
Baltimore Cnty MD 5% 3/1/2037	150,000	166,674
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,005
TOTAL GENERAL OBLIGATIONS		182,679
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,225
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	12,716
TOTAL SPECIAL TAX		27,941
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	45,333
TOTAL MARYLAND		270,311
Massachusetts - 4.2%
Education - 0.5%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	33,552
Massachusetts St College Bldg Series 2026A, 5% 5/1/2044	100,000	106,635
TOTAL EDUCATION		140,187
General Obligations - 2.3%
Arlington MA Series 2021, 2% 9/15/2034	275,000	236,427
Arlington MA Series 2021, 2% 9/15/2035	100,000	83,853
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	97,422
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,936
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	17,890
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,014
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,544
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,165
Pentucket MA Regl Sch Dist 3% 9/1/2043	100,000	81,782
TOTAL GENERAL OBLIGATIONS		588,033
Health Care - 0.1%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,132
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,365
TOTAL HEALTH CARE		36,497
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	5,000	4,561
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	48,415
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	10,737
TOTAL SPECIAL TAX		63,713
Water & Sewer - 1.0%
Boston MA Wtr & Swr Commn Series 2018 A, 3% 11/1/2033	250,000	244,589
TOTAL MASSACHUSETTS		1,073,019
Michigan - 1.5%
Education - 0.7%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	167,601
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2026A, 6% 12/1/2056	100,000	109,336
Water & Sewer - 0.4%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026B, 5% 7/1/2036	100,000	111,262
TOTAL MICHIGAN		388,199
Minnesota - 1.7%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	104,257
General Obligations - 1.0%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,185
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,082
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	109,353
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	15,922
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	96,257
TOTAL GENERAL OBLIGATIONS		246,799
Housing - 0.3%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	95,747	76,953
TOTAL MINNESOTA		428,009
Missouri - 1.2%
Health Care - 0.6%
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2026A, 5.5% 5/15/2054	150,000	158,791
Housing - 0.6%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	150,000	152,944
TOTAL MISSOURI		311,735
Montana - 1.0%
Health Care - 0.4%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026B, 5% tender 6/1/2056 (b)	100,000	108,478
Housing - 0.6%
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.65% 12/1/2046	150,000	148,366
TOTAL MONTANA		256,844
Nebraska - 1.4%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	100,000	105,223
Health Care - 0.6%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	133,093
Housing - 0.4%
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2026A, 5.5% 3/1/2041	100,000	108,560
TOTAL NEBRASKA		346,876
New Hampshire - 1.4%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	53,047
Health Care - 0.1%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,125
Housing - 1.1%
National Fin Auth NH Hosp Rev (Lihtc 2026-1 NH Impact Proj.) Series 1IMPACT Class A, 5.1% 12/20/2042	100,000	102,287
National Fin Auth NH Hosp Rev Series 2026 1 CL A 1 Class A1, 4.25% 7/20/2041	99,825	94,204
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	94,699	92,162
TOTAL HOUSING		288,653
TOTAL NEW HAMPSHIRE		356,825
New Jersey - 3.0%
Education - 0.7%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	162,759
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,670
TOTAL EDUCATION		178,429
General Obligations - 2.3%
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	41,457
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	109,203
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	101,847
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	220,543
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	103,859
TOTAL GENERAL OBLIGATIONS		576,909
TOTAL NEW JERSEY		755,338
New Mexico - 1.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	100,000	105,306
Housing - 1.0%
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046	150,000	147,949
New Mexico Mtg Fin Auth Series 2026C, 4.75% 9/1/2056	100,000	98,654
TOTAL HOUSING		246,603
TOTAL NEW MEXICO		351,909
New York - 5.4%
Education - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,665
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,388
Housing - 2.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,287
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	150,706
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 A 2, 3.25% tender 11/1/2065 (b)	100,000	99,319
New York City Housing Development Corp Series 2026 G 2, 3.15% tender 5/1/2066 (b)	100,000	98,514
New York City Housing Development Corp Series 2026E 2, 3.125% tender 11/1/2065 (b)	10,000	9,830
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.875% tender 11/1/2063 (b)	10,000	10,004
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,030
New York State Housing Finance Agency (New York Mhsg 8/22/2007 Proj.) Series 2026D 2, 3.25% tender 5/1/2066 (b)	100,000	99,040
TOTAL HOUSING		667,730
Special Tax - 1.6%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2039	150,000	162,405
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,114
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,099
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,349
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	83,540
NY Payroll Mobility Tax 4% 11/15/2034	100,000	103,479
TOTAL SPECIAL TAX		404,986
Transportation - 1.1%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	51,722
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	144,334
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	72,124
TOTAL TRANSPORTATION		268,180
TOTAL NEW YORK		1,381,949
North Carolina - 1.6%
General Obligations - 0.9%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	200,000	223,442
Health Care - 0.0%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,155
Housing - 0.7%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	150,000	166,941
TOTAL NORTH CAROLINA		416,538
Ohio - 2.0%
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2025A, 5% 2/15/2035	100,000	110,983
General Obligations - 0.9%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	27,381
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	20,919
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	44,508
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	109,177
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,323
TOTAL GENERAL OBLIGATIONS		222,308
Health Care - 0.5%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	46,683
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	75,344
TOTAL HEALTH CARE		122,027
Housing - 0.2%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	50,000	50,366
TOTAL OHIO		505,684
Oklahoma - 0.8%
Education - 0.4%
University of Oklahoma/The Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	100,000	109,735
Housing - 0.4%
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	100,000	96,347
TOTAL OKLAHOMA		206,082
Oregon - 0.2%
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,343
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	31,816
TOTAL OREGON		42,159
Pennsylvania - 0.9%
Education - 0.5%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	135,000	115,593
General Obligations - 0.0%
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	23,259
Health Care - 0.4%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	50,291
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	35,398
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,394
TOTAL HEALTH CARE		96,083
TOTAL PENNSYLVANIA		234,935
Rhode Island - 0.4%
Education - 0.4%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	105,180
South Carolina - 0.4%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	100,000	107,232
Tennessee - 1.4%
General Obligations - 0.4%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	100,000	103,823
Health Care - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,164
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	42,595
TOTAL HEALTH CARE		62,759
Housing - 0.8%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	99,945
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.7% 7/1/2051	100,000	98,507
TOTAL HOUSING		198,452
TOTAL TENNESSEE		365,034
Texas - 15.7%
Education - 1.7%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	245,000	198,588
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043	100,000	107,559
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2036 (d)	100,000	109,277
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	21,587
TOTAL EDUCATION		437,011
General Obligations - 8.9%
Boerne TX Isd 3.85% tender 12/1/2043 (Permanent Sch Fund of Texas Guaranteed) (b)	470,000	474,551
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	175,000	188,087
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	328,982
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	205,126
El Paso Independent School District Series 2026A, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	200,000	216,561
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	55,000	49,598
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	100,000	103,216
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5% 3/1/2036 (Bank of America Corp Guaranteed) (d)	100,000	103,002
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	328,982
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	115,000	123,391
Travis Cnty Tex Healthcare Dist Gen. Oblig. Series 2025, 5% 3/1/2031	100,000	107,656
TOTAL GENERAL OBLIGATIONS		2,229,152
Health Care - 1.9%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	108,016
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	100,000	108,421
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	150,000	165,377
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (b)	100,000	109,375
TOTAL HEALTH CARE		491,189
Housing - 1.0%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	100,140
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	50,000	50,505
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026C, 4.875% 7/1/2051 (d)	100,000	99,461
TOTAL HOUSING		250,106
Resource Recovery - 0.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	100,586
Water & Sewer - 1.8%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	100,000	107,209
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	100,000	105,885
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,183
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,160
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	113,002
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	100,000	108,537
TOTAL WATER & SEWER		449,976
TOTAL TEXAS		3,958,020
Virginia - 2.2%
Electric Utilities - 0.4%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	100,000	99,232
General Obligations - 1.1%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,467
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,297
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	13,640
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2037	135,000	120,461
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2027	15,000	15,280
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	95,116
TOTAL GENERAL OBLIGATIONS		270,261
Housing - 0.7%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	182,968
TOTAL VIRGINIA		552,461
Washington - 4.1%
Education - 0.8%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	213,464
Electric Utilities - 1.5%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	100,000	109,776
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	145,000	154,813
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	101,081
TOTAL ELECTRIC UTILITIES		365,670
General Obligations - 0.6%
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	15,746
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	115,000	125,363
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,401
TOTAL GENERAL OBLIGATIONS		161,510
Health Care - 0.8%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,394
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,295
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	119,821
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	46,312
TOTAL HEALTH CARE		201,822
Housing - 0.4%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	100,000	105,464
TOTAL WASHINGTON		1,047,930
West Virginia - 0.5%
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	66,348
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	52,025
TOTAL WEST VIRGINIA		118,373
Wisconsin - 1.5%
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,128
General Obligations - 0.7%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	150,000	168,062
Health Care - 0.8%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	167,323
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	46,149
TOTAL HEALTH CARE		213,472
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,000
TOTAL WISCONSIN		391,662
TOTAL MUNICIPAL SECURITIES (Cost $25,582,903)		25,446,156

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $404,352)	2.68	404,271	404,352

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $25,987,255)	25,850,508
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(429,583)
NET ASSETS - 100.0%	25,420,925

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	1,553,908	2,561,389	3,710,945	7,072	-	-	404,352	404,271
	1,553,908	2,561,389	3,710,945	7,072	-	-	404,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	2,686,975	-	2,686,975	-
Electric Utilities	1,395,405	-	1,395,405	-
Escrowed/Pre-Refunded	60,549	-	60,549	-
General Obligations	10,074,837	-	10,074,837	-
Health Care	2,822,035	-	2,822,035	-
Housing	3,951,987	-	3,951,987	-
Industrial Development	151,586	-	151,586	-
Resource Recovery	495,274	-	495,274	-
Special Tax	1,325,734	-	1,325,734	-
Transportation	1,158,313	-	1,158,313	-
Water & Sewer	1,323,461	-	1,323,461	-

Money Market Funds	404,352	404,352	-	-
Total Investments in Securities:	25,850,508	404,352	25,446,156	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$25,446,156
Investments in securities, at value - affiliated issuers	404,352
Receivable for fund shares sold	1,345
Interest receivable	261,150
Distributions receivable from affiliated funds	814
Prepaid expenses	4
Receivable from investment adviser for expense reductions	7,164
Total assets	26,120,985
Liabilities
Payable to custodian bank	68,687
Payable for investments purchased	105,296
Payable for investments purchased, delayed delivery	418,871
Payable for fund shares redeemed	55,066
Distributions payable	9,324
Accrued management fee	9,502
Distribution and service plan fees payable	1,648
Other payables and accrued expenses	30,722
Interest payable	944
Total liabilities	700,060
Net Assets	$25,420,925
Net assets consist of:
Paid in capital	25,498,228
Total accumulated earnings (loss)	(77,303)
Net Assets	$25,420,925

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($2,084,026/207,232 shares) a	$10.06
Maximum offering price per share (100/96.00 of $10.06)	$10.48
Class M
Net Asset Value and redemption price per share ($1,156,699/115,020 shares) a	$10.06
Maximum offering price per share (100/96.00 of $10.06)	$10.48
Class C
Net Asset Value and offering price per share ($1,153,471/118,463 shares) a	$9.74
Fidelity® Sustainable Intermediate Municipal Income Fund
Net Asset Value, offering price and redemption price per share ($17,177,552/1,708,054 shares)	$10.06
Class I
Net Asset Value, offering price and redemption price per share ($1,695,063/168,547 shares)	$10.06
Class Z
Net Asset Value, offering price and redemption price per share ($2,154,114/214,195 shares)	$10.06

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	25,582,903
Affiliated issuers, cost	404,352
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$7,072
Interest	446,671
Total investment income	453,743
Expenses
Management fee	57,038
Distribution and service plan fees	9,987
Custodian fees and expenses	3,373
Independent trustees' fees and expenses	28
Registration fees	87,214
Audit	30,304
Legal	44
Commitment fee	15
Miscellaneous	48
Total expenses	188,051
Expense reimbursements and reductions	(131,663)
Total expenses after reductions	56,388
Net investment income (loss)	397,355
Net realized gain (loss)
Investments - unaffiliated issuers	23,594
Net realized gain (loss)	23,594
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(760,404)
Total change in net unrealized appreciation (depreciation)	(760,404)
Net gain (loss)	(736,810)
Net increase (decrease) in net assets resulting from operations	$(339,455)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$397,355	$619,201
Net realized gain (loss)	23,594	42,347
Change in net unrealized appreciation (depreciation)	(760,404)	480,272
Net increase (decrease) in net assets resulting from operations	(339,455)	1,141,820
Distributions to shareholders
Distributions to shareholders	(389,148)	(605,129)
Total distributions	(389,148)	(605,129)
Net increase (decrease) in net assets resulting from share transactions	45,940	8,790,975
Total increase (decrease) in net assets	(682,663)	9,327,666
Net Assets
Beginning of period	26,103,588	16,775,922
End of period	$25,420,925	$26,103,588
Financial Highlights
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.34	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.15	.30	.30	.27	.18
Net realized and unrealized gain (loss)	(.29)	.23	(.10)	.04	.14
Total from investment operations	(.14)	.53	.20	.31	.32
Distributions
Distributions from net investment income	(.14)	(.29)	(.28)	(.27)	(.18)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.14)	(.29)	(.28)	(.27)	(.18)
Net asset value, end of period	$10.06	$10.34	$10.10	$10.18	$10.14
Total Return E, F, G	(1.33)%	5.33%	2.03%	3.10%	3.24%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	1.68% J	1.56%	1.73%	1.93%	2.34% J, K
Ratio of expenses to average net assets net of fee waivers, if any	.62% J	.62%	.62%	.62%	.62% J
Ratio of expenses to average net assets net of all reductions, if any	.62% J	.62%	.62%	.62%	.61% J
Ratio of net investment income (loss) to average net assets	2.94% J	2.97%	2.94%	2.74%	2.26% J
Net assets, end of period	$2,084,026	$2,045,179	$1,574,887	$1,613,225	$1,563,434
Portfolio turnover rate L	37% J	16%	17%	30%	14% J

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.34	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.15	.30	.30	.27	.18
Net realized and unrealized gain (loss)	(.29)	.23	(.10)	.04	.14
Total from investment operations	(.14)	.53	.20	.31	.32
Distributions
Distributions from net investment income	(.14)	(.29)	(.28)	(.27)	(.18)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.14)	(.29)	(.28)	(.27)	(.18)
Net asset value, end of period	$10.06	$10.34	$10.10	$10.18	$10.14
Total Return E, F, G	(1.33)%	5.33%	2.03%	3.10%	3.24%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	1.72% J	1.63%	1.75%	1.97%	2.36% J, K
Ratio of expenses to average net assets net of fee waivers, if any	.62% J	.62%	.62%	.62%	.62% J
Ratio of expenses to average net assets net of all reductions, if any	.62% J	.62%	.62%	.62%	.61% J
Ratio of net investment income (loss) to average net assets	2.94% J	2.97%	2.94%	2.74%	2.26% J
Net assets, end of period	$1,156,699	$1,181,179	$1,156,283	$1,179,526	$1,122,043
Portfolio turnover rate L	37% J	16%	17%	30%	14% J

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.05	$9.89	$10.05	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.11	.22	.22	.20	.12
Net realized and unrealized gain (loss)	(.28)	.22	(.10)	.03	.14
Total from investment operations	(.17)	.44	.12	.23	.26
Distributions
Distributions from net investment income	(.14)	(.28)	(.28)	(.26)	(.18)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.14)	(.28)	(.28)	(.26)	(.18)
Net asset value, end of period	$9.74	$10.05	$9.89	$10.05	$10.08
Total Return E, F, G	(1.70)%	4.55%	1.20%	2.39%	2.62%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	2.55% J	2.34%	2.50%	2.73%	3.08% J, K
Ratio of expenses to average net assets net of fee waivers, if any	1.37% J	1.37%	1.37%	1.37%	1.37% J
Ratio of expenses to average net assets net of all reductions, if any	1.37% J	1.37%	1.37%	1.37%	1.36% J
Ratio of net investment income (loss) to average net assets	2.19% J	2.22%	2.19%	1.99%	1.51% J
Net assets, end of period	$1,153,471	$1,318,629	$1,063,267	$1,089,821	$1,064,872
Portfolio turnover rate L	37% J	16%	17%	30%	14% J

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Intermediate Municipal Income Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.35	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.16	.33	.32	.30	.20
Net realized and unrealized gain (loss)	(.29)	.23	(.09)	.03	.14
Total from investment operations	(.13)	.56	.23	.33	.34
Distributions
Distributions from net investment income	(.16)	(.31)	(.31)	(.29)	(.20)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.16)	(.31)	(.31)	(.29)	(.20)
Net asset value, end of period	$10.06	$10.35	$10.10	$10.18	$10.14
Total Return E, F	(1.30)%	5.70%	2.28%	3.36%	3.44%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.38% I	1.21%	1.35%	1.62%	2.03% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.37% I	.37%	.37%	.37%	.37% I
Ratio of expenses to average net assets net of all reductions, if any	.37% I	.37%	.37%	.37%	.36% I
Ratio of net investment income (loss) to average net assets	3.19% I	3.22%	3.19%	2.99%	2.51% I
Net assets, end of period	$17,177,552	$17,726,773	$10,593,441	$8,337,437	$7,306,507
Portfolio turnover rate K	37% I	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.35	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.16	.33	.32	.30	.20
Net realized and unrealized gain (loss)	(.29)	.23	(.09)	.03	.14
Total from investment operations	(.13)	.56	.23	.33	.34
Distributions
Distributions from net investment income	(.16)	(.31)	(.31)	(.29)	(.20)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.16)	(.31)	(.31)	(.29)	(.20)
Net asset value, end of period	$10.06	$10.35	$10.10	$10.18	$10.14
Total Return E, F	(1.30)%	5.70%	2.28%	3.36%	3.44%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	1.47% I	1.32%	1.50%	1.74%	2.12% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.37% I	.37%	.37%	.37%	.37% I
Ratio of expenses to average net assets net of all reductions, if any	.37% I	.37%	.37%	.37%	.36% I
Ratio of net investment income (loss) to average net assets	3.19% I	3.22%	3.19%	2.99%	2.51% I
Net assets, end of period	$1,695,063	$1,565,574	$1,093,513	$1,069,508	$1,034,596
Portfolio turnover rate K	37% I	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.35	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.17	.33	.33	.30	.21
Net realized and unrealized gain (loss)	(.30)	.24	(.10)	.04	.13
Total from investment operations	(.13)	.57	.23	.34	.34
Distributions
Distributions from net investment income	(.16)	(.32)	(.31)	(.30)	(.20)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.16)	(.32)	(.31)	(.30)	(.20)
Net asset value, end of period	$10.06	$10.35	$10.10	$10.18	$10.14
Total Return E, F	(1.27)%	5.76%	2.34%	3.42%	3.49%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.35% I	1.09%	1.35%	1.61%	2.04% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.31% I	.31%	.31%	.31%	.31% I
Ratio of expenses to average net assets net of all reductions, if any	.31% I	.31%	.31%	.31%	.30% I
Ratio of net investment income (loss) to average net assets	3.25% I	3.27%	3.25%	3.05%	2.57% I
Net assets, end of period	$2,154,114	$2,266,254	$1,294,531	$1,124,141	$1,035,095
Portfolio turnover rate K	37% I	16%	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Sustainable Intermediate Municipal Income Fund	Class A, Class M, Class C, Fidelity® Sustainable Intermediate Municipal Income Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Overdraft. The Fund maintains cash, securities, and other assets with a custodian. In the normal course of business, the custodian may advance funds to settle securities transactions, process foreign exchange contracts, pay expenses, or otherwise facilitate portfolio and shareholder activity. When such payments result in an overdraft, it is recorded as a Payable to Custodian Bank in the Statement of Assets and Liabilities. The Fund is obligated to repay the custodian with interest and is payable on demand to the custodian.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® Sustainable Intermediate Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards and market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Sustainable Intermediate Municipal Income Fund	25,922,804	239,891	(312,187)	(72,296)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Sustainable Intermediate Municipal Income Fund	5,796,735	4,640,783

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	0.48%
Class M	0.51%
Class C	0.52%
Fidelity® Sustainable Intermediate Municipal Income Fund	0.43%
Class I	0.52%
Class Z	0.39%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	0.48
Class M	0.51
Class C	0.53
Fidelity® Sustainable Intermediate Municipal Income Fund	0.43
Class I	0.52
Class Z	0.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	-	.25	2,582	1,447
Class M	-	.25	1,464	1,425
Class C	.75	.25	5,941	1,037
			9,987	3,909

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A A	4.00	.75	144
Class M A	4.00	.25	-
Class C B	-	1.00	-
			144

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Sustainable Intermediate Municipal Income Fund	-	1,735,921	16,819

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	0.62	May 31,2027	10,860
Class M	0.62	May 31,2027	6,383
Class C	1.37	May 31,2027	6,940
Fidelity® Sustainable Intermediate Municipal Income Fund	0.37	May 31,2027	87,348
Class I	0.37	May 31,2027	8,598
Class Z	0.31	May 31,2027	11,533

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	29,119	48,635
Class M	16,501	32,947
Class C	16,754	33,314
Fidelity® Sustainable Intermediate Municipal Income Fund	267,729	393,194
Class I	24,181	38,806
Class Z	34,864	58,233
Total	389,148	605,129

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	7,954	39,111	81,087	401,268
Reinvestment of distributions	2,850	4,794	29,119	48,635
Shares redeemed	(1,272)	(2,144)	(13,022)	(21,745)
Net increase (decrease)	9,532	41,761	97,184	428,158
Class M
Shares sold	980	-	10,000	-
Reinvestment of distributions	1,615	3,252	16,499	32,947
Shares redeemed	(1,755)	(3,561)	(18,000)	(35,999)
Net increase (decrease)	840	(309)	8,499	(3,052)
Class C
Shares sold	6,061	20,269	60,000	199,078
Reinvestment of distributions	1,660	3,368	16,456	33,314
Shares redeemed	(20,413)	-	(203,101)	-
Net increase (decrease)	(12,692)	23,637	(126,645)	232,392
Fidelity® Sustainable Intermediate Municipal Income Fund
Shares sold	283,731	919,426	2,911,047	9,384,011
Reinvestment of distributions	21,456	32,348	219,258	328,363
Shares redeemed	(310,665)	(287,121)	(3,188,274)	(2,926,633)
Net increase (decrease)	(5,478)	664,653	(57,969)	6,785,741
Class I
Shares sold	15,010	41,040	151,698	416,956
Reinvestment of distributions	2,367	3,825	24,181	38,806
Shares redeemed	(162)	(1,802)	(1,650)	(18,604)
Net increase (decrease)	17,215	43,063	174,229	437,158
Class Z
Shares sold	5,965	99,417	60,901	997,773
Reinvestment of distributions	3,129	5,208	31,971	52,912
Shares redeemed	(13,962)	(13,734)	(142,230)	(140,107)
Net increase (decrease)	(4,868)	90,891	(49,358)	910,578

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity ® Sustainable Intermediate Municipal Income Fund	37
  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904922.104
SNT-SANN-0926
Fidelity® SAI Sustainable Municipal Income Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Municipal Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 100.8%
	Principal Amount (a)	Value ($)
Alabama - 12.9%
Education - 0.0%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	100,925
Electric Utilities - 2.7%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 2.95% tender 6/1/2034 (b)	2,000,000	1,986,188
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.15% 12/1/2038 VRDN (b)(d)	600,000	600,000
TOTAL ELECTRIC UTILITIES		2,586,188
General Obligations - 10.2%
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	100,000	103,542
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	103,953
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	200,000	208,481
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,000	10,358
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	735,000	759,726
Black Belt Energy Gas District Series 2026 D, 5% 8/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	500,000	524,447
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	275,000	285,919
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	310,000	320,822
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	1,000,000	1,046,439
Black Belt Energy Gas District Series 2026B, 5% 12/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	900,000	940,546
Black Belt Energy Gas District Series 2026C, 5% 12/1/2035 (Bank of America Corp Guaranteed)	1,000,000	1,032,069
Black Belt Energy Gas District Series 2026G, 5% 6/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,000,000	1,043,614
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2034 (Morgan Stanley Guaranteed) (c)	500,000	516,264
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	350,000	360,263
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	500,000	496,979
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	105,696
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	115,180
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	800,000	835,544
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	250,000	264,809
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	780,000	826,785
TOTAL GENERAL OBLIGATIONS		9,901,436
TOTAL ALABAMA		12,588,549
Arizona - 1.3%
General Obligations - 0.5%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	22,287
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	177,080
Tempe AZ Gen. Oblig. 5% 7/1/2042	275,000	293,064
TOTAL GENERAL OBLIGATIONS		492,431
Health Care - 0.1%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	105,942
Housing - 0.4%
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	350,000	344,936
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	120,000	121,330
Water & Sewer - 0.2%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	202,502
TOTAL ARIZONA		1,267,141
Arkansas - 1.3%
Health Care - 1.3%
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2036	1,150,000	1,271,542
California - 3.5%
Education - 0.5%
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,364
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,326
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,081
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	340,000	294,835
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	100,000	82,109
California St Univ Rev Series 2021 A, 3% 11/1/2052	135,000	96,889
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,444
TOTAL EDUCATION		524,048
Escrowed/Pre-Refunded - 0.0%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	25,888
General Obligations - 2.3%
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	405,000	424,260
California Community Choice Financing Authority Series 2026E, 5% 7/1/2034 (Alphabet Inc Guaranteed)	450,000	484,563
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	500,000	400,749
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034 (Build America Mutual Assurance Co Insured)	15,000	13,962
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	115,000	80,378
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Inc Insured) (e)	125,000	110,016
Poway CA Unified Sch Dist 0% 8/1/2031 (e)	110,000	94,108
Poway CA Unified Sch Dist 0% 8/1/2039 (e)	100,000	60,144
San Diego CA Uni Sch Dist 0% 7/1/2044 (e)	100,000	47,383
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (e)	10,000	4,491
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	18,464
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	19,418
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	152,628
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	270,805
TOTAL GENERAL OBLIGATIONS		2,181,369
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	91,549	87,271
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	113,000	112,282
TOTAL HOUSING		199,553
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(d)	120,000	124,104
Transportation - 0.3%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (d)	315,000	336,356
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,070
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	56,290
TOTAL WATER & SEWER		66,360
TOTAL CALIFORNIA		3,457,678
Colorado - 0.2%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	9,810
Health Care - 0.1%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	69,783
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	10,746
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,461
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,226
TOTAL HEALTH CARE		106,216
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	45,000	50,228
TOTAL COLORADO		166,254
Connecticut - 1.7%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	43,923
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	118,168
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	29,502
TOTAL EDUCATION		191,593
General Obligations - 0.9%
Connecticut St Gen. Oblig. 3% 1/15/2039	100,000	87,408
Connecticut St Gen. Oblig. 3% 1/15/2041	50,000	41,686
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	33,790
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,228
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	78,267
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	31,435
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	143,486
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	400,000	439,505
TOTAL GENERAL OBLIGATIONS		865,805
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,144
Special Tax - 0.6%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	131,803
Connecticut St Spl Tax Oblig 5% 7/1/2037	15,000	16,207
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	300,000	317,936
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	150,267
TOTAL SPECIAL TAX		616,213
TOTAL CONNECTICUT		1,699,755
District Of Columbia - 0.6%
Education - 0.6%
District Columbia Univ Rev (Georgetown Univ, Dc Proj.) 5% tender 4/1/2060 (b)	525,000	565,136
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,100
TOTAL DISTRICT OF COLUMBIA		575,236
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	55,000	58,447
Florida - 3.2%
Education - 0.0%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	36,306
General Obligations - 0.7%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	31,742
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Inc Insured)	45,000	40,978
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	412,199
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 2.25% 7/1/2038	50,000	38,611
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	137,274
TOTAL GENERAL OBLIGATIONS		660,804
Health Care - 1.7%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	64,242
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	200,000	211,336
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,000,000	845,061
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	200,431
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	110,001
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,074
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	156,651
TOTAL HEALTH CARE		1,602,796
Housing - 0.6%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	300,000	300,023
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	300,000	328,763
TOTAL HOUSING		628,786
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	25,620
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	70,000	64,228
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	56,477
TOTAL WATER & SEWER		146,325
TOTAL FLORIDA		3,075,017
Georgia - 6.2%
Education - 1.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,343
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	103,842
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	1,300,000	1,013,763
TOTAL EDUCATION		1,132,948
General Obligations - 2.8%
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	605,000	633,476
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed)	1,000,000	1,032,840
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	100,882
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	200,000	212,222
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	650,000	677,386
TOTAL GENERAL OBLIGATIONS		2,656,806
Health Care - 1.7%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	1,280,000	1,008,648
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 2.5% 2/15/2051	920,000	570,512
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	55,703
TOTAL HEALTH CARE		1,634,863
Transportation - 0.6%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (d)	550,000	581,101
TOTAL GEORGIA		6,005,718
Hawaii - 0.6%
General Obligations - 0.6%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	190,000	195,339
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	348,394
TOTAL HAWAII		543,733
Illinois - 4.6%
Education - 0.7%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	95,000	101,755
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	172,851
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	15,704
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	300,000	309,290
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	153,387
TOTAL EDUCATION		752,987
Escrowed/Pre-Refunded - 0.1%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	65,000	65,435
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	5,000	5,060
TOTAL ESCROWED/PRE-REFUNDED		70,495
General Obligations - 0.5%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	127,791
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	50,627
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	194,232
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	157,623
TOTAL GENERAL OBLIGATIONS		530,273
Health Care - 0.8%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	81,400
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	52,400
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	46,307
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2033	80,000	80,022
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,659
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	25,000	25,149
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	408,903
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	70,660
TOTAL HEALTH CARE		769,500
Housing - 0.0%
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	35,000	39,613
Special Tax - 0.7%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	318,566
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	185,411
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	200,000	153,967
TOTAL SPECIAL TAX		657,944
Water & Sewer - 1.8%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	500,000	518,071
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2034	500,000	555,023
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2031	500,000	544,060
TOTAL WATER & SEWER		1,617,154
TOTAL ILLINOIS		4,437,966
Indiana - 2.1%
Education - 1.0%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5.125% 10/1/2051	550,000	540,077
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5.25% 10/1/2056	380,000	374,631
TOTAL EDUCATION		914,708
Housing - 0.6%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,442
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	25,982
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2026B 1, 6% 7/1/2031	485,000	545,228
TOTAL HOUSING		586,652
Water & Sewer - 0.5%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	500,000	529,864
TOTAL INDIANA		2,031,224
Iowa - 0.7%
Education - 0.2%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (d)	155,000	163,409
General Obligations - 0.5%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2034 (MassMutual Global Funding II Guaranteed)	500,000	524,528
TOTAL IOWA		687,937
Kansas - 0.6%
Health Care - 0.6%
University Kansas Hosp Auth Hlth Fac Rev Series 2019 B, 3% 3/1/2041	640,000	544,786
Kentucky - 1.0%
Education - 0.7%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 3% 6/1/2039	760,000	596,527
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	19,711
TOTAL EDUCATION		616,238
General Obligations - 0.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,084
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	20,723
TOTAL GENERAL OBLIGATIONS		51,807
Health Care - 0.1%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	49,281
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	20,000	17,419
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	60,341
TOTAL HEALTH CARE		127,041
Industrial Development - 0.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(d)	200,000	200,000
TOTAL KENTUCKY		995,086
Louisiana - 1.3%
Health Care - 1.3%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	415,000	289,842
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	1,355,000	975,071
TOTAL LOUISIANA		1,264,913
Maine - 0.3%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	30,480
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,146
TOTAL EDUCATION		40,626
Health Care - 0.3%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	258,751
TOTAL MAINE		299,377
Maryland - 1.3%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	57,817
General Obligations - 1.2%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	14,912
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,387
State of Maryland Gen. Oblig. Series 2024 FIRST A, 5% 6/1/2037	1,065,000	1,172,399
TOTAL GENERAL OBLIGATIONS		1,202,698
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,150
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	10,707
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,477
TOTAL SPECIAL TAX		29,334
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,146
TOTAL MARYLAND		1,314,995
Massachusetts - 3.4%
Education - 0.6%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	33,553
Massachusetts St College Bldg Series 2026A, 5.25% 5/1/2056	500,000	522,286
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	54,196
TOTAL EDUCATION		610,035
General Obligations - 1.8%
Arlington MA Series 2021, 2% 9/15/2031	65,000	59,722
Arlington MA Series 2021, 2% 9/15/2035	100,000	83,853
Arlington MA Series 2021, 2% 9/15/2036	165,000	134,645
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,529
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,936
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2037	125,000	114,608
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	22,428
Massachusetts St Gen. Oblig. 5% 4/1/2047	400,000	417,939
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,544
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	350,692
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,000	5,112
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	215,000	163,004
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	125,000	135,512
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	100,000	108,434
Pentucket MA Regl Sch Dist 3% 9/1/2043	200,000	163,564
TOTAL GENERAL OBLIGATIONS		1,814,522
Health Care - 0.4%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,132
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	64,004
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	230,876
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,365
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	65,000	60,827
TOTAL HEALTH CARE		392,204
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	48,414
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,348
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	103,610
TOTAL SPECIAL TAX		157,372
Water & Sewer - 0.4%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	415,000	349,440
TOTAL MASSACHUSETTS		3,323,573
Michigan - 1.6%
Education - 0.5%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	43,562
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	100,000	104,517
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	15,792
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	279,336
TOTAL EDUCATION		443,207
Health Care - 0.0%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,111
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	28,474
TOTAL HEALTH CARE		48,585
Water & Sewer - 1.1%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	30,927
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,359
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	440,792
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	500,000	533,331
TOTAL WATER & SEWER		1,020,409
TOTAL MICHIGAN		1,512,201
Minnesota - 0.8%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	251,637
General Obligations - 0.0%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Inc Insured)	60,000	56,465
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,082
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,615
TOTAL GENERAL OBLIGATIONS		82,162
Health Care - 0.4%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	46,019
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	203,458
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	57,053
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	97,606
TOTAL HEALTH CARE		404,136
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	95,747	76,953
TOTAL MINNESOTA		814,888
Missouri - 3.1%
General Obligations - 0.7%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	528,335
St Louis County Library District 3% 4/1/2046	255,000	197,155
TOTAL GENERAL OBLIGATIONS		725,490
Health Care - 0.8%
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2026A, 5.5% 5/15/2054	700,000	741,021
Housing - 1.3%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.8% 11/1/2056	1,000,000	956,133
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	300,000	305,888
TOTAL HOUSING		1,262,021
Industrial Development - 0.3%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (d)	300,000	313,227
TOTAL MISSOURI		3,041,759
Montana - 1.2%
Housing - 1.2%
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.65% 12/1/2046	1,200,000	1,186,922
Nebraska - 0.4%
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	200,000	210,447
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	133,093
TOTAL NEBRASKA		343,540
Nevada - 0.1%
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	90,000	96,237
New Hampshire - 1.1%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (d)	50,000	53,047
General Obligations - 0.5%
Nashua NH Gen. Oblig. 2.25% 8/1/2045	680,000	459,715
Housing - 0.5%
National Fin Auth NH Hosp Rev (Lihtc 2026-1 NH Impact Proj.) Series 1IMPACT Class A, 5.1% 12/20/2042	500,000	511,433
TOTAL NEW HAMPSHIRE		1,024,195
New Jersey - 2.4%
Education - 1.8%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	355,802
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	267,096
New Jersey St Edl Facs Auth Rev (Kean University Proj.) Series 2026B, 5.25% 7/1/2056 (Build America Mutual Assurance Co Insured)	1,000,000	1,050,148
TOTAL EDUCATION		1,673,046
General Obligations - 0.6%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	102,277
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	14,280
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	41,457
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	101,847
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	104,140
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	103,859
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	140,461
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	22,946
TOTAL GENERAL OBLIGATIONS		631,267
TOTAL NEW JERSEY		2,304,313
New Mexico - 0.7%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	200,000	210,611
Housing - 0.5%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2026C, 4.7% 9/1/2051	500,000	489,498
TOTAL NEW MEXICO		700,109
New York - 9.4%
Education - 0.2%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	61,597
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	43,223
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,326
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	116,244
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,597
TOTAL EDUCATION		239,987
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,588
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	178,491
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	75,470
Utility Debt Securitization Authority Series 2025 TE 1, 5% 12/15/2045	250,000	270,819
TOTAL ELECTRIC UTILITIES		535,368
General Obligations - 1.9%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	295,102
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	190,000
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	560,167
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	522,762
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	60,680
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	95,000	78,857
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	102,208
TOTAL GENERAL OBLIGATIONS		1,809,776
Housing - 2.3%
New York City Housing Development Corp Series 2026 G 2, 3.15% tender 5/1/2066 (b)	2,000,000	1,970,289
New York NY City Hsg Dev Corp Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 C, 2.15% 8/1/2035	340,000	282,426
TOTAL HOUSING		2,252,715
Special Tax - 2.5%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	600,000	635,007
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	72,017
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,171
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2031	275,000	298,335
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	270,016
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	1,000,000	1,065,705
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,349
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	88,761
TOTAL SPECIAL TAX		2,475,361
Transportation - 0.5%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,596
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	51,722
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	139,179
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	72,124
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	21,914
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	215,000	147,695
TOTAL TRANSPORTATION		453,230
Water & Sewer - 1.5%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	1,000,000	1,069,505
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	350,000	364,418
TOTAL WATER & SEWER		1,433,923
TOTAL NEW YORK		9,200,360
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	300,656	306,311
North Carolina - 2.3%
Education - 0.1%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	106,599
Health Care - 1.5%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,156
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,760,000	1,406,900
TOTAL HEALTH CARE		1,433,056
Housing - 0.7%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057	250,000	283,778
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	395,000	439,613
TOTAL HOUSING		723,391
TOTAL NORTH CAROLINA		2,263,046
Ohio - 2.8%
Education - 0.0%
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	25,000	25,840
Electric Utilities - 0.2%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(d)	195,000	196,282
General Obligations - 1.2%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	125,000	114,089
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	13,426
Franklin OH City Sch Dist Series 2021 A, 3% 11/1/2050	440,000	310,560
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	189,559
State of Ohio Gen. Oblig. 5% 3/1/2042	200,000	215,471
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,323
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	400,000	313,981
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	18,364
TOTAL GENERAL OBLIGATIONS		1,195,773
Health Care - 1.0%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	203,752
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2020, 4% 9/15/2050	600,000	493,860
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	46,683
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	23,212
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	106,367
TOTAL HEALTH CARE		873,874
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	15,887
Water & Sewer - 0.4%
Northeast OH Regl Swr Wstwtr Rev Series 2017, 3.25% 11/15/2040	350,000	303,997
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	18,764
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	25,000	23,133
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	80,000	68,677
TOTAL WATER & SEWER		414,571
TOTAL OHIO		2,722,227
Oklahoma - 2.1%
Education - 0.4%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,034
University of Oklahoma/The Series 2024A, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	410,000	421,983
TOTAL EDUCATION		438,017
Housing - 1.7%
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	100,000	96,347
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2026A, 4.75% 9/1/2051	1,500,000	1,467,898
TOTAL HOUSING		1,564,245
TOTAL OKLAHOMA		2,002,262
Oregon - 0.9%
Health Care - 0.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,516
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	148,473
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	251,471
TOTAL HEALTH CARE		415,460
Special Tax - 0.5%
Oregon St Dept Admin Lottery 5.25% 4/1/2043	400,000	435,731
TOTAL OREGON		851,191
Pennsylvania - 2.1%
General Obligations - 0.5%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	17,979
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	36,363
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2035	105,000	107,915
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	66,101
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	65,679
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	205,000	186,483
TOTAL GENERAL OBLIGATIONS		480,520
Health Care - 1.6%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	186,234
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	45,262
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	30,341
Lehigh Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2026A, 5% 8/15/2038	1,250,000	1,332,511
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,394
TOTAL HEALTH CARE		1,604,742
TOTAL PENNSYLVANIA		2,085,262
Rhode Island - 0.0%
Education - 0.0%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (d)	20,000	20,716
South Carolina - 2.1%
Education - 0.3%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	320,412
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 5% 12/1/2038	260,000	260,136
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	100,000	106,516
TOTAL ELECTRIC UTILITIES		366,652
General Obligations - 0.2%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030 (Build America Mutual Assurance Co Insured)	45,000	43,370
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	205,000	217,970
TOTAL GENERAL OBLIGATIONS		261,340
Housing - 1.2%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2026 B 1, 6.25% 1/1/2057	1,000,000	1,110,173
TOTAL SOUTH CAROLINA		2,058,577
South Dakota - 0.4%
Housing - 0.4%
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	310,000	344,963
Tennessee - 3.7%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	9,277
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2049	235,000	244,147
TOTAL EDUCATION		253,424
General Obligations - 0.3%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	300,000	311,468
Health Care - 1.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	105,000	87,656
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,205
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	1,000,000	1,049,804
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	89,923
TOTAL HEALTH CARE		1,252,588
Housing - 1.0%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	250,000	249,864
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	295,000	324,187
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.7% 7/1/2051	500,000	492,533
TOTAL HOUSING		1,066,584
Water & Sewer - 0.8%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	900,000	750,077
TOTAL TENNESSEE		3,634,141
Texas - 10.1%
Education - 2.5%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	162,112
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,564
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	700,000	714,374
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	630,000	642,230
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	147,122
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2030 (c)	565,000	594,203
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	64,277
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	30,222
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	60,000	64,115
TOTAL EDUCATION		2,436,219
Electric Utilities - 0.6%
San Antonio TX Elec & Gas Rev 5% 2/1/2042	35,000	37,004
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	533,522
TOTAL ELECTRIC UTILITIES		570,526
General Obligations - 3.6%
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	150,000	162,230
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2039 (City of Garland TX Guaranteed)	200,000	213,584
County of Collin TX Gen. Oblig. 5% 2/15/2030	155,000	162,879
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	134,442
Dallas TX Gen. Oblig. Series 2019 B, 3% 2/15/2036	185,000	167,658
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2036	310,000	280,600
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2037	105,000	113,251
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	47,448
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2031	650,000	708,889
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	145,000	144,340
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	165,000	148,796
Leander Independent School District Series 2019C, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	180,000	186,924
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	142,950
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,709
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	500,000	516,079
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5% 3/1/2036 (Bank of America Corp Guaranteed) (c)	200,000	206,004
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	50,855
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	165,000	172,289
TOTAL GENERAL OBLIGATIONS		3,585,927
Health Care - 1.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	127,324
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2026A, 5% 12/1/2033	1,000,000	1,097,770
TOTAL HEALTH CARE		1,225,094
Housing - 1.2%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	250,000	250,350
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	350,000	353,533
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.8% 7/1/2056	115,000	109,986
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026C, 4.625% 1/1/2044 (c)	500,000	500,106
TOTAL HOUSING		1,213,975
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	18,636
Water & Sewer - 0.9%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	40,000	43,354
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	25,000	26,659
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2040	25,000	26,763
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	215,173
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,182
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,479
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	275,000	298,476
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	40,000	44,079
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	145,000	158,557
TOTAL WATER & SEWER		838,722
TOTAL TEXAS		9,889,099
Utah - 0.1%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	30,469
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	4,558	3,385
Special Tax - 0.1%
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	60,000	48,666
TOTAL UTAH		82,520
Virginia - 0.6%
General Obligations - 0.6%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,297
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	315,000	286,447
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	17,137
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2027	20,000	20,374
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2029	60,000	61,709
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	214,010
TOTAL GENERAL OBLIGATIONS		609,974
Health Care - 0.0%
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,094
TOTAL VIRGINIA		615,068
Washington - 3.7%
Electric Utilities - 1.9%
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	400,000	426,743
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	106,401
Energy Norwthwest WA Elec Rev Series 2026 A, 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	1,000,000	1,072,965
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	243,218
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	50,000	54,661
TOTAL ELECTRIC UTILITIES		1,903,988
General Obligations - 0.7%
State of Washington Gen. Oblig. 5% 2/1/2042	105,000	111,058
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	51,167
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	61,401
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,496
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	202,230
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	41,776
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	132,111
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	30,000	33,469
State of Washington Gen. Oblig. Series R 2025 A, 5% 7/1/2039	80,000	86,596
TOTAL GENERAL OBLIGATIONS		730,304
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,295
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	124,614
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	41,166
TOTAL HEALTH CARE		191,075
Housing - 0.4%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	120,814
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	250,000	256,547
TOTAL HOUSING		377,361
Water & Sewer - 0.5%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	400,000	446,186
TOTAL WASHINGTON		3,648,914
West Virginia - 0.3%
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	94,783
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	115,000	99,715
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	124,853
TOTAL WEST VIRGINIA		319,351
Wisconsin - 1.6%
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,128
General Obligations - 0.5%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	19,134
Wisconsin St Gen. Oblig. Series 2024A, 5% 5/1/2040	50,000	53,389
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	200,000	224,083
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	170,000	190,178
TOTAL GENERAL OBLIGATIONS		486,784
Health Care - 1.1%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	301,224
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	100,000	93,599
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2019, 3.125% 12/15/2044	255,000	206,303
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	268,970
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	50,764
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	53,347
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	92,928
TOTAL HEALTH CARE		1,067,135
TOTAL WISCONSIN		1,559,047
TOTAL MUNICIPAL SECURITIES (Cost $98,859,671)		98,236,146

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $575)	2.68	575	575

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $98,860,246)	98,236,721
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(805,852)
NET ASSETS - 100.0%	97,430,869

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	6,982,944	9,012,518	15,994,887	10,644	-	-	575	575
	6,982,944	9,012,518	15,994,887	10,644	-	-	575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	11,979,027	-	11,979,027	-
Electric Utilities	6,159,004	-	6,159,004	-
Escrowed/Pre-Refunded	101,511	-	101,511	-
General Obligations	33,227,580	-	33,227,580	-
Health Care	17,823,327	-	17,823,327	-
Housing	14,381,729	-	14,381,729	-
Industrial Development	634,557	-	634,557	-
Resource Recovery	124,104	-	124,104	-
Special Tax	4,575,305	-	4,575,305	-
Transportation	1,389,323	-	1,389,323	-
Water & Sewer	7,840,679	-	7,840,679	-

Money Market Funds	575	575	-	-
Total Investments in Securities:	98,236,721	575	98,236,146	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$98,236,146
Investments in securities, at value - affiliated issuers	575
Cash	770,707
Receivable for fund shares sold	184,529
Interest receivable	955,889
Distributions receivable from affiliated funds	1
Prepaid expenses	16
Receivable from investment adviser for expense reductions	3,365
Total assets	100,151,228
Liabilities
Payable for investments purchased	526,480
Payable for investments purchased, delayed delivery	1,822,222
Payable for fund shares redeemed	45,569
Distributions payable	260,388
Accrued management fee	26,897
Other payables and accrued expenses	34,081
Interest payable	4,722
Total liabilities	2,720,359
Net Assets	$97,430,869
Net assets consist of:
Paid in capital	97,775,364
Total accumulated earnings (loss)	(344,495)
Net Assets	$97,430,869

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($97,430,869/9,711,182 shares)	$10.03

Other Information
Unaffiliated issuers, cost	98,859,671
Affiliated issuers, cost	575
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$10,644
Interest	1,650,835
Total investment income	1,661,479
Expenses
Management fee	143,433
Custodian fees and expenses	3,743
Independent trustees' fees and expenses	86
Registration fees	29,102
Audit	30,989
Legal	135
Commitment fee	48
Miscellaneous	72
Total expenses	207,608
Expense reimbursements and reductions	(53,317)
Total expenses after reductions	154,291
Net investment income (loss)	1,507,188
Net realized gain (loss)
Investments - unaffiliated issuers	33,778
Net realized gain (loss)	33,778
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(2,357,002)
Total change in net unrealized appreciation (depreciation)	(2,357,002)
Net gain (loss)	(2,323,224)
Net increase (decrease) in net assets resulting from operations	$(816,036)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,507,188	$1,793,202
Net realized gain (loss)	33,778	12,059
Change in net unrealized appreciation (depreciation)	(2,357,002)	1,490,157
Net increase (decrease) in net assets resulting from operations	(816,036)	3,295,418
Distributions to shareholders
Distributions to shareholders	(1,425,526)	(1,692,881)
Total distributions	(1,425,526)	(1,692,881)
Net increase (decrease) in net assets resulting from share transactions	22,048,702	40,760,401
Total increase (decrease) in net assets	19,807,140	42,362,938
Net Assets
Beginning of period	77,623,729	35,260,791
End of period	$97,430,869	$77,623,729
Financial Highlights
Fidelity® SAI Sustainable Municipal Income Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.28	$10.09	$10.23	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.18	.35	.34	.32	.22
Net realized and unrealized gain (loss)	(.26)	.17	(.16)	.10	.13
Total from investment operations	(.08)	.52	.18	.42	.35
Distributions
Distributions from net investment income	(.17)	(.33)	(.32)	(.31)	(.22)
Distributions from net realized gain	-	- D	-	(.01)	-
Total distributions	(.17)	(.33)	(.32)	(.32)	(.22)
Net asset value, end of period	$10.03	$10.28	$10.09	$10.23	$10.13
Total Return E, F	(.81)%	5.28%	1.82%	4.25%	3.56%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.48% I	.53%	.69%	.99%	1.18% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.36% I	.36%	.36%	.36%	.36% I
Ratio of expenses to average net assets net of all reductions, if any	.36% I	.36%	.36%	.36%	.35% I
Ratio of net investment income (loss) to average net assets	3.52% I	3.48%	3.38%	3.26%	2.74% I
Net assets, end of period	$97,430,869	$77,623,729	$35,260,791	$20,215,089	$11,466,079
Portfolio turnover rate K	22% I	10%	3%	2%	-% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® SAI Sustainable Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Sustainable Municipal Income Fund	98,605,152	897,924	(1,266,355)	(368,431)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Sustainable Municipal Income Fund	(12,012)	(79)	(12,091)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Sustainable Municipal Income Fund	37,195,842	9,001,470

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Sustainable Municipal Income Fund	0.332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® SAI Sustainable Municipal Income Fund	-	8,916,165	25,463

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Sustainable Municipal Income Fund	0.36	May 31, 2027	53,193

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Sustainable Municipal Income Fund	124

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® SAI Sustainable Municipal Income Fund
Fidelity® SAI Sustainable Municipal Income Fund	1,425,526	1,692,881
Total	1,425,526	1,692,881

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Sustainable Municipal Income Fund
Shares sold	3,264,877	5,233,692	33,365,831	52,488,698
Reinvestment of distributions	11,166	30,840	114,049	309,714
Shares redeemed	(1,116,149)	(1,208,901)	(11,431,178)	(12,038,011)
Net increase (decrease)	2,159,894	4,055,631	22,048,702	40,760,401

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904936.104
MNI-SANN-0926
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 9.2%
Electric Utilities - 1.6%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 2.95% tender 6/1/2034 (b)	250,000	248,274
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.15% 12/1/2030 VRDN (b)(c)	200,000	200,000
TOTAL ELECTRIC UTILITIES		448,274
General Obligations - 5.4%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	275,000	276,194
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	100,000	102,486
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	220,000	229,372
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	300,000	302,640
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	110,000	114,665
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	115,000	115,645
Black Belt Energy Gas District Series 2026G, 5% 6/1/2029 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	100,000	103,509
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	200,000	204,307
TOTAL GENERAL OBLIGATIONS		1,448,818
Health Care - 1.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.54% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 1.1%
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.46% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
TOTAL ALABAMA		2,497,092
Arizona - 1.1%
Health Care - 0.6%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	154,309
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,478
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	100,000	100,000
TOTAL ARIZONA		304,787
Arkansas - 0.4%
Health Care - 0.4%
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2030	100,000	106,253
California - 8.7%
General Obligations - 0.8%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	100,000	103,127
California Community Choice Financing Authority Series 2026E, 5% 7/1/2029 (Alphabet Inc Guaranteed)	100,000	104,535
TOTAL GENERAL OBLIGATIONS		207,662
Housing - 0.9%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 2.9% tender 5/1/2056 (b)	161,000	159,783
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	100,000	99,365
TOTAL HOUSING		259,148
Resource Recovery - 6.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.05% tender 7/1/2051 (b)(c)	100,000	99,942
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	100,000	99,911
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.875% tender 3/1/2056 (b)(c)	500,000	499,801
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	100,000	100,101
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 2.875% tender 11/1/2041 (b)(c)	400,000	399,822
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	100,000	100,239
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	100,000	99,638
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 2.95% tender 11/1/2042 (b)(c)	200,000	200,003
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(e)	100,000	99,986
TOTAL RESOURCE RECOVERY		1,699,443
Synthetics - 0.4%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.41% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	100,000	100,000
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2027	100,000	102,039
TOTAL CALIFORNIA		2,368,292
Colorado - 0.9%
Health Care - 0.9%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	150,000	150,119
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	100,000	104,122
TOTAL COLORADO		254,241
Connecticut - 0.8%
Housing - 0.8%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	210,000	217,727
Delaware - 3.6%
Electric Utilities - 3.6%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.21% 10/1/2028 VRDN (b)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.3% 10/1/2029 VRDN (b)(c)	880,000	880,000
TOTAL DELAWARE		980,000
Florida - 8.7%
Electric Utilities - 2.9%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.15% 5/1/2046 VRDN (b)(c)	800,000	800,000
General Obligations - 0.5%
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2027	125,000	127,644
Health Care - 0.7%
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	100,000	100,600
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	100,000	100,306
TOTAL HEALTH CARE		200,906
Housing - 0.9%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	150,000	150,012
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	100,000	100,035
TOTAL HOUSING		250,047
Other - 2.4%
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 2.19% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	650,000	650,000
Resource Recovery - 1.1%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	100,000	100,116
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	200,000	200,279
TOTAL RESOURCE RECOVERY		300,395
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	50,184
TOTAL FLORIDA		2,379,176
Georgia - 8.1%
Electric Utilities - 3.3%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.7% 1/1/2038 VRDN (b)	800,000	800,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	10,000	10,015
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	100,000	101,033
TOTAL ELECTRIC UTILITIES		911,048
General Obligations - 3.7%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	100,510
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	585,000	590,161
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	102,989
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	100,000	104,595
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	101,052
TOTAL GENERAL OBLIGATIONS		999,307
Transportation - 1.1%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	300,000	310,774
TOTAL GEORGIA		2,221,129
Illinois - 4.2%
General Obligations - 1.4%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	80,824
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,024
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	284,292
TOTAL GENERAL OBLIGATIONS		370,140
Health Care - 0.2%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	90,975
Housing - 0.4%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (b)	100,000	99,992
Resource Recovery - 2.2%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 2.2% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	600,000	600,000
TOTAL ILLINOIS		1,161,107
Indiana - 2.2%
Electric Utilities - 1.5%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.15% 12/1/2038 VRDN (b)(c)	400,000	400,000
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	100,000	99,976
Water & Sewer - 0.4%
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2025A, 5% 10/1/2027	105,000	107,469
TOTAL INDIANA		607,445
Iowa - 0.4%
General Obligations - 0.4%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2027 (MassMutual Global Funding II Guaranteed)	100,000	100,959
Kansas - 0.4%
Housing - 0.4%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	100,000	100,413
Kentucky - 1.1%
Industrial Development - 1.1%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		300,000
Louisiana - 3.0%
Industrial Development - 3.0%
St James Parish LA Rev (Nucor Corp Proj.) 2.34% 11/1/2040 VRDN (b)	395,000	395,000
St James Parish LA Rev (Nucor Corp Proj.) 2.4% 11/1/2040 VRDN (b)	330,000	330,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (b)	100,000	99,317
TOTAL LOUISIANA		824,317
Michigan - 1.6%
Education - 0.5%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	135,849
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	99,736
Health Care - 0.4%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	110,321
Housing - 0.3%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	100,000	99,004
TOTAL MICHIGAN		444,910
Minnesota - 1.0%
General Obligations - 1.0%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	275,000	277,981
Mississippi - 2.2%
Industrial Development - 2.2%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.15% 12/1/2027 VRDN (b)(c)	600,000	600,000
Missouri - 0.7%
Housing - 0.7%
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	200,000	199,957
Nebraska - 0.4%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	100,000	103,877
Nevada - 0.4%
Resource Recovery - 0.4%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 2.85% tender 12/1/2026 (b)(c)(e)	100,000	99,890
New Hampshire - 0.4%
Housing - 0.4%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,041
New Jersey - 1.6%
General Obligations - 0.5%
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	80,000	79,107
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	60,000	59,330
TOTAL GENERAL OBLIGATIONS		138,437
Housing - 1.1%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.9% 11/1/2026	305,000	304,629
TOTAL NEW JERSEY		443,066
New York - 7.5%
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	100,000	99,655
General Obligations - 1.8%
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 3.05% 4/1/2042 VRDN (b)	500,000	500,000
Housing - 0.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	50,000	50,851
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,030
TOTAL HOUSING		200,881
Special Tax - 1.0%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2029	250,000	266,752
Synthetics - 3.6%
Liberty NY Dev Corp Rev Participating VRDN 2.51% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.41% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.41% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 2.28% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,000
TOTAL SYNTHETICS		980,000
TOTAL NEW YORK		2,047,288
North Carolina - 0.4%
Housing - 0.4%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	100,000	100,526
Ohio - 0.7%
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.7% 1/15/2045 VRDN (b)	100,000	100,000
Housing - 0.3%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	100,000	99,674
TOTAL OHIO		199,674
Oklahoma - 0.9%
Housing - 0.9%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	250,000	250,014
Pennsylvania - 5.4%
Health Care - 1.5%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.97% 9/1/2050 VRDN (b)	410,000	410,000
Housing - 0.8%
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2030	210,000	227,051
Resource Recovery - 3.1%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 2.75% tender 6/1/2044 (b)(c)	200,000	199,860
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	200,000	200,019
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	150,169
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 3.25% tender 6/1/2041 (b)(c)	300,000	299,392
TOTAL RESOURCE RECOVERY		849,440
TOTAL PENNSYLVANIA		1,486,491
Tennessee - 7.0%
Health Care - 6.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.27% 5/1/2039 VRDN (b)	1,325,000	1,325,000
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	200,000	209,961
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	130,000	136,474
TOTAL HEALTH CARE		1,671,435
Housing - 0.7%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (b)	100,000	98,939
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	100,000	99,225
TOTAL HOUSING		198,164
Industrial Development - 0.2%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.37% 9/1/2037 VRDN (b)(c)	50,000	50,000
TOTAL TENNESSEE		1,919,599
Texas - 7.6%
General Obligations - 5.2%
Clear Creek Independent School District Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	125,000	126,569
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	100,000	105,593
Denton Independent School District Series 2020, 5% 8/15/2027 (Permanent Sch Fund of Texas Guaranteed)	165,000	168,845
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	203,372
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	40,000	39,817
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	203,370
Northside TX Indpt Sch Dist Series 2023B, 3.1% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)(g)	100,000	99,717
Prosper Tex Indpt Sch Dist 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)(g)	100,000	102,459
Rockwall TX Indpt Sch Dist 0% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed) (f)	385,000	368,289
TOTAL GENERAL OBLIGATIONS		1,418,031
Housing - 1.1%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	100,000	99,762
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (b)	50,000	49,916
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	150,000	150,521
TOTAL HOUSING		300,199
Industrial Development - 0.6%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.37% 8/1/2038 VRDN (b)(c)	165,000	165,000
Resource Recovery - 0.7%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.85% tender 7/1/2040 (b)(c)	200,000	199,894
TOTAL TEXAS		2,083,124
Utah - 0.4%
Industrial Development - 0.4%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.3% 4/1/2028 VRDN (b)	100,000	100,000
Virginia - 1.2%
Electric Utilities - 1.2%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	150,000	151,070
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	170,000	171,097
TOTAL VIRGINIA		322,167
Washington - 2.3%
Education - 0.7%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	203,012
General Obligations - 0.3%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	70,117
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	100,000	100,060
Housing - 0.9%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2027	200,000	203,024
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	50,069
TOTAL HOUSING		253,093
TOTAL WASHINGTON		626,282
West Virginia - 1.4%
Health Care - 0.6%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.78% 6/1/2033 VRDN (b)	175,000	175,000
Industrial Development - 0.8%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	100,000	99,879
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.35% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	100,000	100,000
TOTAL INDUSTRIAL DEVELOPMENT		199,879
TOTAL WEST VIRGINIA		374,879
Wisconsin - 2.6%
Health Care - 1.7%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 A, 5% 4/1/2027	195,000	197,757
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	255,000	261,599
TOTAL HEALTH CARE		459,356
Housing - 0.5%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	150,000	150,000
Resource Recovery - 0.4%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 2.95% tender 9/1/2027 (b)(c)	100,000	100,001
TOTAL WISCONSIN		709,357
TOTAL MUNICIPAL SECURITIES (Cost $26,929,134)		26,912,061

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $567,067)	2.68	566,954	567,067

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $27,496,201)	27,479,128
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(153,355)
NET ASSETS - 100.0%	27,325,773

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,876 or 0.7% of net assets.

(f)	Zero coupon bond which is issued at a discount.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	31,859	3,263,213	2,728,005	3,046	-	-	567,067	566,954
	31,859	3,263,213	2,728,005	3,046	-	-	567,067

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	338,861	-	338,861	-
Electric Utilities	4,060,880	-	4,060,880	-
General Obligations	5,762,973	-	5,762,973	-
Health Care	4,132,856	-	4,132,856	-
Housing	3,410,560	-	3,410,560	-
Industrial Development	2,289,674	-	2,289,674	-
Other	650,000	-	650,000	-
Resource Recovery	4,049,039	-	4,049,039	-
Special Tax	266,752	-	266,752	-
Synthetics	1,380,000	-	1,380,000	-
Transportation	310,774	-	310,774	-
Water & Sewer	259,692	-	259,692	-

Money Market Funds	567,067	567,067	-	-
Total Investments in Securities:	27,479,128	567,067	26,912,061	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$26,912,061
Investments in securities, at value - affiliated issuers	567,067
Cash	1,001
Receivable for fund shares sold	28,518
Interest receivable	185,173
Distributions receivable from affiliated funds	548
Prepaid expenses	4
Receivable from investment adviser for expense reductions	5,307
Total assets	27,699,679
Liabilities
Payable for investments purchased	100,000
Payable for investments purchased, delayed delivery	203,017
Distributions payable	37,021
Accrued management fee	4,482
Audit fee payable	28,830
Other payables and accrued expenses	543
Interest payable	13
Total liabilities	373,906
Net Assets	$27,325,773
Net assets consist of:
Paid in capital	27,336,546
Total accumulated earnings (loss)	(10,773)
Net Assets	$27,325,773

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($27,325,773/2,732,646 shares)	$10.00

Other Information
Unaffiliated issuers, cost	26,929,134
Affiliated issuers, cost	567,067
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$3,046
Interest	368,322
Total investment income	371,368
Expenses
Management fee	25,442
Custodian fees and expenses	3,386
Independent trustees' fees and expenses	27
Registration fees	19,095
Audit	28,592
Legal	42
Commitment fee	15
Miscellaneous	51
Total expenses	76,650
Expense reimbursements and reductions	(51,375)
Total expenses after reductions	25,275
Net investment income (loss)	346,093
Net realized gain (loss)
Investments - unaffiliated issuers	9,594
Net realized gain (loss)	9,594
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(86,851)
Total change in net unrealized appreciation (depreciation)	(86,851)
Net gain (loss)	(77,257)
Net increase (decrease) in net assets resulting from operations	$268,836

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$346,093	$641,478
Net realized gain (loss)	9,594	16,682
Change in net unrealized appreciation (depreciation)	(86,851)	38,250
Net increase (decrease) in net assets resulting from operations	268,836	696,410
Distributions to shareholders
Distributions to shareholders	(362,297)	(645,472)
Total distributions	(362,297)	(645,472)
Net increase (decrease) in net assets resulting from share transactions	2,875,785	5,734,040
Total increase (decrease) in net assets	2,782,324	5,784,978
Net Assets
Beginning of period	24,543,449	18,758,471
End of period	$27,325,773	$24,543,449
Financial Highlights
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$10.04	$10.01	$10.00	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.14	.29	.33	.32	.12
Net realized and unrealized gain (loss)	(.04)	.04	.01	.01	(.01)
Total from investment operations	.10	.33	.34	.33	.11
Distributions
Distributions from net investment income	(.14)	(.29)	(.33)	(.32)	(.12)
Distributions from net realized gain	(.01)	- D	- D	- D	-
Total distributions	(.14) E	(.30) E	(.33)	(.32)	(.12)
Net asset value, end of period	$10.00	$10.04	$10.01	$10.00	$9.99
Total Return F, G	1.03%	3.30%	3.49%	3.38%	1.07%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	.61% J	.60%	.72%	.99%	1.03% J, K
Ratio of expenses to average net assets net of fee waivers, if any	.20% J	.20%	.20%	.21%	.25% J
Ratio of expenses to average net assets net of all reductions, if any	.20% J	.20%	.20%	.21%	.24% J
Ratio of net investment income (loss) to average net assets	2.74% J	2.92%	3.30%	3.24%	1.86% J
Net assets, end of period	$27,325,773	$24,543,449	$18,758,471	$13,424,776	$10,491,775
Portfolio turnover rate L	67% J	70%	75%	79%	42% J

AFor the period June 16, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	27,496,200	13,475	(30,547)	(17,072)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	7,792,923	4,672,129

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	0.20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	187,384	199,528	(472)

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	0.20	May 31, 2027	51,375

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	362,297	645,472
Total	362,297	645,472

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Shares sold	578,375	1,147,206	5,794,120	11,491,621
Reinvestment of distributions	14,832	30,009	148,543	300,643
Shares redeemed	(306,053)	(604,818)	(3,066,878)	(6,058,224)
Net increase (decrease)	287,154	572,397	2,875,785	5,734,040

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity ® SAI Sustainable Conservative Income Municipal Bond Fund	38
  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905583.104
SMB-SANN-0926
Fidelity® SAI Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Conservative Income Municipal Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 101.0%
	Principal Amount (a)	Value ($)
Alabama - 7.0%
Electric Utilities - 0.3%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (c)	3,915,000	3,904,969
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (c)	875,000	865,663
TOTAL ELECTRIC UTILITIES		4,770,632
General Obligations - 3.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,068,756
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	525,000	542,079
Black Belt Energy Gas District 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	350,000	354,946
Black Belt Energy Gas District 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	850,000	872,066
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	255,000	263,130
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	8,040,000	8,382,513
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	16,630,000	16,776,321
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,510,000	1,574,033
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	142,477
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2026 (Pacific Life Insurance Co Guaranteed)	1,465,000	1,465,000
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2027 (Pacific Life Insurance Co Guaranteed)	1,065,000	1,080,923
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2029	240,000	247,904
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	450,000	462,136
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,033,478
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2027	570,000	580,108
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2028	1,170,000	1,204,292
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2029	1,425,000	1,475,122
Black Belt Energy Gas District Series 2026G, 5% 6/1/2029 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	405,000	419,211
Black Belt Energy Gas District Series 2026G, 5% 6/1/2030 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,330,000	2,424,440
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (c)	5,000,000	5,045,540
Southeast Energy Authority A Cooperative District 5% 1/1/2028 (Athene Annuity and Life Co Guaranteed)	750,000	756,854
Southeast Energy Authority A Cooperative District 5% 7/1/2027 (Athene Annuity and Life Co Guaranteed)	750,000	754,892
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	607,226
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	616,173
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	4,275,000	4,436,510
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2029 (JPMorgan Securities LLC Guaranteed)	1,945,000	2,041,793
TOTAL GENERAL OBLIGATIONS		55,627,923
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.54% 11/1/2042 VRDN (c)	1,771,000	1,771,000
Industrial Development - 0.6%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.37% 8/1/2036 VRDN (b)(c)	9,710,000	9,710,000
Synthetics - 2.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.46% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 2.41% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.46% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.46% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	12,900,000	12,900,000
TOTAL SYNTHETICS		39,105,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	310,978
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	296,889
TOTAL WATER & SEWER		607,867
TOTAL ALABAMA		111,592,422
Alaska - 0.2%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	890,000	890,000
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	695,000	711,570
TOTAL GENERAL OBLIGATIONS		1,601,570
Transportation - 0.1%
Municipality of Anchorage AK Series 2026A, 5% 2/1/2029 (b)	450,000	467,651
Municipality of Anchorage AK Series 2026A, 5% 2/1/2030 (b)	450,000	472,199
TOTAL TRANSPORTATION		939,850
TOTAL ALASKA		2,541,420
Arizona - 4.5%
Electric Utilities - 1.9%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.36% 5/1/2029 VRDN (c)	17,300,000	17,300,001
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.36% 5/1/2029 VRDN (c)	13,600,000	13,600,000
TOTAL ELECTRIC UTILITIES		30,900,001
General Obligations - 0.2%
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	2,400,000	2,415,152
Health Care - 0.4%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,368,832
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,762,125
TOTAL HEALTH CARE		6,130,957
Housing - 0.8%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	5,460,000	5,378,596
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,083,602
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (c)	6,645,000	6,581,219
TOTAL HOUSING		13,043,417
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,369,797
Resource Recovery - 0.0%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	2,300,000	2,300,000
Synthetics - 0.7%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.39% (c)(d)(e)	1,094,031	1,094,031
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.44% (c)(e)	9,350,000	9,350,000
TOTAL SYNTHETICS		10,444,031
TOTAL ARIZONA		72,603,355
Arkansas - 0.3%
Health Care - 0.2%
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2027	500,000	506,530
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2028	450,000	465,041
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2029	900,000	944,532
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2030	570,000	605,639
TOTAL HEALTH CARE		2,521,742
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.37% 6/1/2028 VRDN (b)(c)	1,900,000	1,900,000
TOTAL ARKANSAS		4,421,742
California - 8.5%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	2,535,000	2,640,238
General Obligations - 0.2%
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity and Life Co Guaranteed)	1,000,000	1,003,080
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,848,153
California Community Choice Financing Authority Series 2026E, 5% 7/1/2029 (Alphabet Inc Guaranteed)	400,000	418,141
TOTAL GENERAL OBLIGATIONS		3,269,374
Housing - 0.9%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 2.9% tender 5/1/2056 (c)	9,428,000	9,356,747
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (c)	1,924,000	1,911,776
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (c)	2,863,000	2,820,500
TOTAL HOUSING		14,089,023
Resource Recovery - 3.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.05% tender 7/1/2051 (b)(c)	5,700,000	5,696,692
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	7,300,000	7,293,491
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.875% tender 3/1/2056 (b)(c)	1,700,000	1,699,318
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.3% tender 2/1/2039 (c)(g)	4,000,000	3,999,153
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	8,200,000	8,208,311
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	7,200,000	7,217,223
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,020,000	2,012,696
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 2.95% tender 11/1/2042 (b)(c)	10,200,000	10,200,133
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(g)	3,700,000	3,699,493
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	1,050,000	1,050,573
TOTAL RESOURCE RECOVERY		51,077,083
Synthetics - 2.8%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.46% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	16,315,000	16,315,000
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.41% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	4,300,000	4,300,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.44% (c)(e)	1,010,000	1,010,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2025 XF3435, 2.44% (c)(e)	3,165,000	3,165,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.34% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	850,000	850,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.44% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,070,000	5,070,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.44% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	14,100,000	14,100,000
TOTAL SYNTHETICS		44,810,000
Transportation - 1.3%
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	8,590,000	8,738,515
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	5,700,000	5,901,786
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	3,485,000	3,608,372
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,222,247
TOTAL TRANSPORTATION		20,470,920
TOTAL CALIFORNIA		136,356,638
Colorado - 3.0%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.51% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	325,000	325,000
Health Care - 1.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2026A, 5% 11/15/2029 (f)	20,000,000	21,010,554
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,373,639
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,480,000	3,482,752
TOTAL HEALTH CARE		26,866,945
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,911,042
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 2.75% tender 5/1/2042 (c)	2,200,000	2,199,726
TOTAL HOUSING		5,110,768
Synthetics - 0.8%
Colorado Health Facilities Authority Participating VRDN 2.31% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	5,100,000	5,100,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.95% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	7,470,000	7,470,000
TOTAL SYNTHETICS		12,570,000
Transportation - 0.2%
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,832,346
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,669,745
TOTAL TRANSPORTATION		3,502,091
TOTAL COLORADO		48,374,804
Connecticut - 0.6%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	1,800,000	1,802,124
General Obligations - 0.1%
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	255,000
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	239,995
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Inc Insured)	1,810,000	1,848,471
TOTAL GENERAL OBLIGATIONS		2,343,466
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,650,631
Water & Sewer - 0.2%
Aquarion Water Authority Series 2026B, 5.25% 2/1/2029	1,210,000	1,275,925
Aquarion Water Authority Series 2026B, 5.25% 2/1/2030	1,310,000	1,403,126
TOTAL WATER & SEWER		2,679,051
TOTAL CONNECTICUT		9,475,272
District Of Columbia - 0.1%
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	900,000	897,418
District Of Columbia,Virginia - 0.8%
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	612,044
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,023,856
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	717,395
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	2,305,000	2,396,885
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,775,930
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,131,260
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2026 (b)	675,000	677,261
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (b)	550,000	563,121
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2028 (b)	1,250,000	1,299,829
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,197,581
Florida - 6.4%
General Obligations - 0.0%
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	380,000	380,000
Health Care - 0.3%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	439,999
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,021,067
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,051,272
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	2,730,000	2,738,343
TOTAL HEALTH CARE		5,250,681
Housing - 0.4%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,910,219
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (c)	2,500,000	2,502,064
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,390,493
TOTAL HOUSING		6,802,776
Resource Recovery - 0.4%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,410,000	1,411,629
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	826,044
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	4,750,000	4,756,637
TOTAL RESOURCE RECOVERY		6,994,310
Special Tax - 1.5%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.92% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	22,960,000	22,960,000
Tampa FL Tax Alloc Series 2016 A, 5.25% 9/1/2027	1,000,000	1,001,766
TOTAL SPECIAL TAX		23,961,766
Synthetics - 3.4%
Florida Dev Fin Corp Rev Participating VRDN 3.4% 7/1/2053 (Liquidity (b)(c)(e)	6,500,000	6,500,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.36% (b)(c)(e)	18,995,000	18,995,001
Greater Orlando Aviation Auth Participating VRDN 3.18% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,745,000	4,745,000
Lee Cnty FL Airport Participating VRDN Series 2025 XM1239, 3.25% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,160,000	8,160,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.39% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	585,000	585,000
Miami-Dade Cnty FL Aviat Rev Participating VRDN Series 2025 XM1321, 3.2% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,600,000	1,600,000
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Participating VRDN 2.41% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,050,000	1,050,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 2.46% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,800,000	4,800,000
Palm Beach County FL Health Facs Auth Rev Participating VRDN Series 2023 003, 2.51% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,475,000	6,475,000
TOTAL SYNTHETICS		52,910,001
Transportation - 0.4%
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (b)	730,000	743,634
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (b)	3,000,000	3,070,184
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	350,000	363,654
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2029 (b)	1,065,000	1,117,281
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)	1,225,000	1,228,663
TOTAL TRANSPORTATION		6,523,416
TOTAL FLORIDA		102,822,950
Georgia - 3.4%
Electric Utilities - 0.6%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.7% 1/1/2038 VRDN (c)	1,400,000	1,400,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 3.15% 11/1/2052 VRDN (b)(c)	3,200,000	3,200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	610,964
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,192,184
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3% tender 10/1/2032 (c)	1,665,000	1,657,288
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,120,000	2,130,762
TOTAL ELECTRIC UTILITIES		10,191,198
General Obligations - 1.4%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	3,825,000	3,844,515
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	12,570,000	12,680,875
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed)	250,000	251,262
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed)	250,000	253,187
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	1,760,000	1,812,603
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	245,351
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (c)	2,395,000	2,505,059
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	110,566
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	404,208
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	200,286
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	361,517
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	404,208
TOTAL GENERAL OBLIGATIONS		23,073,637
Housing - 0.3%
Columbia GA Hsg Au Mlti Fam Rv 3.3% tender 11/1/2028 (c)	2,375,000	2,379,558
Decatur GA Hsg Auth Multifamily Hsg Rev 3.25% tender 9/1/2028 (c)	2,250,000	2,251,845
TOTAL HOUSING		4,631,403
Synthetics - 0.6%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.44% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,064,857	1,064,857
Marietts GA Hsg Auth Multi Fam Hsg Rev Participating VRDN Series 2025 BAML6042, 3.1% 10/1/2026 (Liquidity Facility Bank of America, N.A.) (c)(e)	8,220,000	8,220,000
TOTAL SYNTHETICS		9,284,857
Transportation - 0.5%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (b)	4,495,000	4,578,863
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (b)	2,545,000	2,673,994
TOTAL TRANSPORTATION		7,252,857
TOTAL GEORGIA		54,433,952
Hawaii - 0.4%
Housing - 0.4%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (c)	6,795,000	6,816,794
Illinois - 3.0%
General Obligations - 0.6%
Illinois St Gen. Oblig. 5% 2/1/2027	6,400,000	6,465,880
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	532,631
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	553,707
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	298,537
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	641,338
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	463,697
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	150,000	151,254
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Inc Insured)	225,000	231,382
TOTAL GENERAL OBLIGATIONS		9,338,426
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	148,811
Housing - 0.3%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (c)	4,650,000	4,649,619
Synthetics - 1.3%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.3% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,175,000	1,175,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.22% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,800,000	1,800,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9165, 3.15% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,300,000	2,300,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3.15% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	9,300,000	9,300,000
Illinois Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.46% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,700,000	6,700,000
TOTAL SYNTHETICS		21,275,000
Transportation - 0.6%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	368,202
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,008,362
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,028,363
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,652,895
TOTAL TRANSPORTATION		9,057,822
Water & Sewer - 0.2%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,425,000	2,447,975
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,110,000	1,145,689
TOTAL WATER & SEWER		3,593,664
TOTAL ILLINOIS		48,063,342
Indiana - 1.0%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (c)	5,470,000	5,520,905
Health Care - 0.4%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (c)	5,360,000	5,547,337
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	4,700,000	4,698,880
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	770,925
TOTAL INDIANA		16,538,047
Iowa - 0.4%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (b)	220,000	221,400
Electric Utilities - 0.3%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.4% 7/1/2038 VRDN (b)(c)	2,230,000	2,230,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.4% 12/1/2046 VRDN (b)(c)	2,000,000	2,000,000
TOTAL ELECTRIC UTILITIES		4,230,000
General Obligations - 0.1%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2027 (MassMutual Global Funding II Guaranteed)	255,000	257,447
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2028 (MassMutual Global Funding II Guaranteed)	285,000	291,542
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2029 (MassMutual Global Funding II Guaranteed)	335,000	346,105
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2030 (MassMutual Global Funding II Guaranteed)	360,000	374,444
TOTAL GENERAL OBLIGATIONS		1,269,538
TOTAL IOWA		5,720,938
Kansas - 0.3%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	407,064
Housing - 0.2%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (c)	3,200,000	3,213,201
Special Tax - 0.1%
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 3.2% 9/1/2026 (g)	830,000	829,450
TOTAL KANSAS		4,449,715
Kentucky - 1.8%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,754,667
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	620,000	631,614
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2028 (Morgan Stanley Guaranteed)	1,000,000	1,030,798
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	2,330,000	2,364,939
TOTAL GENERAL OBLIGATIONS		4,027,351
Industrial Development - 1.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
TOTAL INDUSTRIAL DEVELOPMENT		20,260,000
TOTAL KENTUCKY		29,042,018
Louisiana - 3.4%
Industrial Development - 2.5%
St James Parish LA Rev (Nucor Corp Proj.) 2.34% 11/1/2040 VRDN (c)	35,825,000	35,825,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (c)	4,480,000	4,449,415
TOTAL INDUSTRIAL DEVELOPMENT		40,274,415
Synthetics - 0.5%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 2.44% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	8,400,000	8,400,000
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,260,000	2,277,597
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,255,000	4,367,356
TOTAL TRANSPORTATION		6,644,953
TOTAL LOUISIANA		55,319,368
Maryland - 0.8%
Synthetics - 0.8%
Baltimore County Gen. Oblig. Participating VRDN 2.51% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.51% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,015,000	6,015,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.39% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 2.51% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,935,000	2,935,000
TOTAL MARYLAND		12,725,000
Massachusetts - 0.9%
General Obligations - 0.9%
Abington MA Gen. Oblig. BAN 4% 4/22/2027	4,000,000	4,020,917
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	1,800,000	1,807,563
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	4,900,000	4,911,207
Nahant Mass Gen. Oblig. BAN 4% 7/23/2027	3,821,084	3,854,684
TOTAL MASSACHUSETTS		14,594,371
Michigan - 1.9%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,151,355
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,254,855
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	693,312
Portage MI Pub Schs Series 2026, 5.5% 11/1/2029 (Assured Guaranty Inc Insured)	3,665,000	3,951,402
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,525,519
TOTAL GENERAL OBLIGATIONS		7,425,088
Health Care - 0.3%
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	5,195,000	5,465,126
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	2,110,000	2,088,991
Synthetics - 0.0%
Grand Traverse County MI Economic Dev Corp Rev Participating VRDN Series 2023 XF3120, 2.44% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	560,000	560,000
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2026 (b)	3,080,000	3,097,885
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2027 (b)	6,340,000	6,488,708
TOTAL TRANSPORTATION		9,586,593
TOTAL MICHIGAN		30,277,153
Minnesota - 0.8%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	211,720
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,027,915
TOTAL ELECTRIC UTILITIES		1,239,635
General Obligations - 0.0%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	991,420
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	620,000
TOTAL GENERAL OBLIGATIONS		1,611,420
Health Care - 0.5%
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2028	2,940,000	3,043,461
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2030	3,530,000	3,767,200
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	201,161
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	265,928
TOTAL HEALTH CARE		7,277,750
Synthetics - 0.2%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.39% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	2,600,000	2,600,000
TOTAL MINNESOTA		12,728,805
Mississippi - 0.9%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	3,325,000	3,205,338
Electric Utilities - 0.7%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.1% 11/1/2052 VRDN (b)(c)	10,845,000	10,845,000
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2027	125,000	127,160
TOTAL MISSISSIPPI		14,177,498
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	883,869
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.3% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.39% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,130,499	1,130,499
TOTAL SYNTHETICS		3,440,499
TOTAL MISSOURI		4,324,368
Nebraska - 0.6%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (c)	2,055,000	2,134,682
Housing - 0.2%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (c)	3,740,000	3,755,419
Industrial Development - 0.3%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.37% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,001
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.37% 6/1/2028 VRDN (b)(c)	600,000	600,000
TOTAL INDUSTRIAL DEVELOPMENT		4,200,001
TOTAL NEBRASKA		10,090,102
Nevada - 0.3%
Housing - 0.1%
Nevada Hsg Div Series 2026, 2.95% tender 6/1/2045 (c)	1,840,000	1,826,540
Resource Recovery - 0.2%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 2.85% tender 12/1/2026 (b)(c)(g)	2,400,000	2,397,375
TOTAL NEVADA		4,223,915
New Hampshire - 2.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	110,570
Housing - 0.0%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	620,254
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	675,227
TOTAL HOUSING		1,295,481
Resource Recovery - 1.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,854,753
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 3.25% tender 7/1/2033 (b)(c)	17,500,000	17,477,402
TOTAL RESOURCE RECOVERY		28,332,155
Synthetics - 0.4%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.46% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	5,700,000	5,700,000
TOTAL NEW HAMPSHIRE		35,438,206
New Jersey - 2.0%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	367,288
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,150,649
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,155,336
TOTAL EDUCATION		4,673,273
General Obligations - 1.0%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/6/2027	2,200,000	2,210,124
Borough of Mountainside NJ Gen. Oblig. BAN 5% 7/16/2027	2,300,000	2,334,974
Ho & Ho Kus NJ Gen. Oblig. BAN 4% 4/30/2027	2,700,000	2,713,215
Morristown NJ Gen. Oblig. BAN 4% 5/28/2027	3,500,000	3,527,970
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,060,000	1,061,848
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	589,813
Woodcliff Lake NJ Gen. Oblig. BAN 4% 6/17/2027	3,220,000	3,231,311
TOTAL GENERAL OBLIGATIONS		15,669,255
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	3,995,000	3,994,482
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,138,586
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,054,124
TOTAL NEW JERSEY		31,529,720
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 5% 10/15/2027 (b)	1,505,000	1,542,235
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,176,334
TOTAL NEW JERSEY,NEW YORK		4,718,569
New Mexico - 0.4%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	81,231
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,585,000	5,592,705
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.51% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,235,000	1,235,000
TOTAL NEW MEXICO		6,908,936
New York - 12.0%
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	3,700,000	3,687,238
General Obligations - 8.8%
Auburn NY Gen. Oblig. BAN Series 2026, 4.5% 8/12/2027 (f)	9,600,000	9,727,032
Board Coop Ed NY Sole Sup Dist RAN Series 2026, 5% 6/18/2027	3,900,000	3,930,054
City of Long Beach NY Gen. Oblig. BAN 4% 5/5/2027	9,010,000	9,074,541
City of New York NY Gen. Oblig. 5% 4/1/2028	2,530,000	2,620,190
City of New York NY Gen. Oblig. 5% 8/1/2026	10,000,000	10,000,000
Delhi NY Cent Sch Dist BAN Series 2026, 4% 6/24/2027	5,800,000	5,844,254
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	724,315
Ellenville NY Cent Sch Dist BAN Series 2026, 4% 6/25/2027	5,695,000	5,733,130
Elmira Hght Csd BAN Series 2026, 4% 6/24/2027	6,700,000	6,752,931
Gouverneur NY Cent Sch Dist BAN 4% 6/24/2027	15,580,000	15,682,236
Greenburgh NY Cent Sch Dist BAN Series 2026, 4% 5/28/2027	2,800,000	2,824,857
Hornell City School District BAN Series 2026, 4% 6/23/2027	7,000,000	7,059,406
North Tonawanda NY Gen. Oblig. BAN Series 2026, 4% 5/14/2027	8,729,349	8,778,615
Poughkeepsie NY City Sch Dist BAN Series 2026, 4% 6/22/2027	16,100,000	16,213,676
Scotia Glenville NY Cent Sch Dist BAN Series 2026, 4.5% 6/25/2027	7,500,000	7,596,840
South Ctry Cent Sch Dist NY Br BAN Series 2026 A, 4.5% 5/28/2027 (g)	1,900,000	1,906,584
Syracuse NY BAN Series 2026 C, 4% 7/16/2027	3,100,000	3,125,486
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	5,795,281	5,819,067
Warsaw NY Cent Sch Dist BAN Series 2026, 4% 6/24/2027	6,100,000	6,136,424
Waterloo NY Cent School Dist BAN Series 2026, 4% 6/29/2027	10,000,000	10,086,596
TOTAL GENERAL OBLIGATIONS		139,636,234
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	603,092
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (c)	2,620,000	2,567,997
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	675,274
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,431,280
TOTAL HOUSING		10,277,643
Special Tax - 0.9%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	290,000	298,581
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2029	3,405,000	3,633,159
New York NY City Transitional Fin Auth Rev Series D 3, 3.03% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	10,300,000	10,300,000
TOTAL SPECIAL TAX		14,231,740
Synthetics - 1.4%
Liberty NY Dev Corp Rev Participating VRDN 2.51% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.41% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.41% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,570,000	2,570,000
Triborough Brdg & Tunl NY Rett Participating VRDN Series 2025 XL0583, 3.15% 12/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	3,400,000	3,400,000
Westchester Cnty NY Indl Dev Agy Rev Participating VRDN Series JPM 3012, 3.15% 11/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	13,030,000	13,030,000
TOTAL SYNTHETICS		22,801,500
Transportation - 0.1%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	734,772
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,835,057
TOTAL TRANSPORTATION		2,569,829
TOTAL NEW YORK		193,204,184
North Carolina - 0.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	3,000,000	2,997,914
Health Care - 0.1%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,644,800
Housing - 0.3%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	4,550,000	4,573,919
TOTAL NORTH CAROLINA		9,216,633
Ohio - 1.2%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	417,189
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,850,556
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	3,845,000	3,855,987
TOTAL ELECTRIC UTILITIES		6,706,543
Health Care - 0.6%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	3,335,000	3,306,142
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.7% 1/15/2045 VRDN (c)	4,770,000	4,770,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 E, 3% 1/1/2052 (Liquidity Facility PNC Bank NA) VRDN (c)	1,600,000	1,600,000
TOTAL HEALTH CARE		9,676,142
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	767,182
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	75,949
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	154,918
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	120,199
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	102,349
TOTAL HOUSING		1,220,597
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	705,193
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	478,904
TOTAL WATER & SEWER		1,184,097
TOTAL OHIO		19,204,568
Oklahoma - 0.9%
General Obligations - 0.3%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	125,000	125,412
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	145,000	148,456
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,827,030
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	909,031
TOTAL GENERAL OBLIGATIONS		5,009,929
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.8% 8/15/2031 VRDN (c)	4,250,000	4,250,000
Housing - 0.3%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (c)	1,000,000	1,000,057
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (c)	3,720,000	3,726,529
TOTAL HOUSING		4,726,586
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.39% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	942,957	942,957
TOTAL OKLAHOMA		14,929,472
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2028 (b)	2,500,000	2,592,615
Pennsylvania - 6.2%
General Obligations - 1.7%
Pennsylvania St 5% 9/1/2026	4,640,000	4,648,268
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	3,310,000	3,310,000
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2027	1,910,000	1,951,204
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2027	3,585,000	3,662,339
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2028	6,085,000	6,336,398
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2028	1,735,000	1,806,680
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2029	4,670,000	4,937,017
TOTAL GENERAL OBLIGATIONS		26,651,906
Health Care - 1.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,282,273
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.97% 9/1/2050 VRDN (c)	11,220,000	11,220,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 2.97% 9/1/2050 VRDN (c)	16,595,000	16,595,000
TOTAL HEALTH CARE		30,097,273
Housing - 0.0%
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2027	250,000	257,842
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2028	220,000	229,596
TOTAL HOUSING		487,438
Resource Recovery - 2.5%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 2.75% tender 6/1/2044 (b)(c)	12,700,000	12,691,100
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 2.95% tender 4/1/2034 (b)(c)	3,400,000	3,400,043
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,228,938
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,800,000	7,800,736
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	11,815,000	11,828,285
TOTAL RESOURCE RECOVERY		39,949,102
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	378,059
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (b)	310,000	312,783
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (b)	1,145,000	1,165,740
TOTAL TRANSPORTATION		1,856,582
TOTAL PENNSYLVANIA		99,042,301
Rhode Island - 0.2%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	264,385
General Obligations - 0.2%
Bristol-Warren RI Regl Sch Dis BAN Series 2026 2, 4% 6/2/2027	3,500,000	3,527,312
TOTAL RHODE ISLAND		3,791,697
South Carolina - 0.8%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2028	410,000	429,744
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.37% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.7%
South Carolina Jobs-Economic Dev Auth Participating VRDN 3.1% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	11,500,000	11,500,000
TOTAL SOUTH CAROLINA		12,829,744
Tennessee - 0.6%
Health Care - 0.5%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	7,785,000	8,172,722
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.39% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	884,342	884,342
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	991,866
TOTAL TENNESSEE		10,048,930
Texas - 15.0%
Education - 0.2%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2028 (b)	1,150,000	1,173,058
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2028 (f)	320,000	328,220
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2029 (f)	1,980,000	2,057,932
TOTAL EDUCATION		3,559,210
Electric Utilities - 1.0%
New Braunfels TX Util Rev Series 2026, 5% 7/1/2028	740,000	771,636
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	6,275,000	6,240,938
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (c)	2,340,000	2,320,450
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (c)	6,800,000	6,700,470
TOTAL ELECTRIC UTILITIES		16,033,494
General Obligations - 5.9%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	2,810,000	2,839,305
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	4,350,000	4,425,057
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,550,000	5,550,796
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	715,526
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,517,521
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	2,065,000	2,180,488
El Paso Independent School District Series 2020, 5% tender 2/1/2040 (c)(f)	5,365,000	5,513,244
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2026	1,395,000	1,396,055
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	2,435,000	2,423,921
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	8,215,000	8,314,589
Kilgore TX Indpt Sch Dist Series 2022, 4% tender 2/15/2052 (Permanent Sch Fund of Texas Guaranteed) (c)(f)	8,510,000	8,586,785
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	3,255,000	3,305,101
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	6,455,000	6,481,396
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,385,000	3,385,000
Northside TX Indpt Sch Dist Series 2023B, 3.1% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)(f)	6,625,000	6,606,252
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,670,000	4,676,093
Prosper Tex Indpt Sch Dist 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)(f)	2,625,000	2,689,560
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	605,228
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)(f)	12,000,000	12,120,093
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	4,200,000	4,201,452
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	468,478
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5% 3/1/2029 (Bank of America Corp Guaranteed) (f)	600,000	616,917
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	369,999
TOTAL GENERAL OBLIGATIONS		92,988,856
Housing - 1.6%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	7,127,962
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,859,002
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,146,913
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	620,000
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,340,470
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (c)	1,400,000	1,397,649
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,853,343
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,336,205
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	786,803
TOTAL HOUSING		26,468,347
Industrial Development - 2.9%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.37% 8/1/2038 VRDN (b)(c)	1,285,000	1,285,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.5% 12/1/2027 VRDN (b)(c)	33,600,000	33,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.55% 11/1/2040 VRDN (c)	11,900,000	11,900,000
TOTAL INDUSTRIAL DEVELOPMENT		46,785,000
Resource Recovery - 0.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 2.85% tender 5/1/2046 (b)(c)	6,700,000	6,699,941
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.85% tender 7/1/2040 (b)(c)	4,900,000	4,897,403
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,563,917
TOTAL RESOURCE RECOVERY		14,161,261
Synthetics - 0.5%
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.39% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	732,488	732,488
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.46% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	7,603,517	7,603,517
TOTAL SYNTHETICS		8,336,005
Transportation - 2.0%
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2027 (b)	460,000	470,559
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2028 (b)	730,000	759,771
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2029 (b)	560,000	590,247
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (b)	26,175,000	26,303,658
San Antonio TX Arpt Sys Rev Series 2026, 5% 7/1/2027 (b)(f)	1,700,000	1,727,476
San Antonio TX Arpt Sys Rev Series 2026, 5% 7/1/2029 (b)(f)	1,900,000	1,990,176
San Antonio TX Arpt Sys Rev Series 2026, 5% 7/1/2030 (b)(f)	735,000	777,838
TOTAL TRANSPORTATION		32,619,725
TOTAL TEXAS		240,951,898
Utah - 0.4%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	900,000
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,765,856
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.3% 4/1/2028 VRDN (c)	1,040,000	1,040,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	351,093
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	2,020,000	2,055,674
TOTAL TRANSPORTATION		2,406,767
TOTAL UTAH		6,112,623
Virginia - 1.3%
Electric Utilities - 0.3%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	1,200,000	1,208,562
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,026,581
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	1,600,000	1,610,324
York Cnty VA Economic Dev Auth Pollutn Ctl Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.65% tender 5/1/2033 (c)	1,400,000	1,410,148
TOTAL ELECTRIC UTILITIES		5,255,615
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2027	400,000	403,147
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2028	700,000	718,582
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2029	390,000	406,614
TOTAL HEALTH CARE		1,528,343
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.41% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	12,140,000	12,140,001
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.51% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,615,000	2,615,000
TOTAL SYNTHETICS		14,755,001
TOTAL VIRGINIA		21,538,959
Washington - 1.6%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	9,770,000	10,243,243
Housing - 0.6%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (c)	8,585,000	8,625,368
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	440,606
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	810,050
TOTAL HOUSING		9,876,024
Synthetics - 0.2%
Washington St Hsg Fin Commn Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 2.44% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	3,000,000	3,000,000
Transportation - 0.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,522,421
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	575,000
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	365,288
TOTAL TRANSPORTATION		2,462,709
TOTAL WASHINGTON		25,581,976
West Virginia - 1.3%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (c)	4,395,000	4,429,798
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.78% 6/1/2033 VRDN (c)	2,210,000	2,210,000
Industrial Development - 0.9%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,940,000	2,936,451
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.37% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	6,000,000	6,000,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.35% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	5,600,000	5,600,000
TOTAL INDUSTRIAL DEVELOPMENT		14,536,451
TOTAL WEST VIRGINIA		21,176,249
Wisconsin - 2.2%
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,114,469
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	3,600,000	3,609,284
TOTAL GENERAL OBLIGATIONS		4,723,753
Health Care - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2027	370,000	375,875
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2029	440,000	461,193
TOTAL HEALTH CARE		837,068
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	115,000	115,047
Resource Recovery - 1.8%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 2.95% tender 9/1/2027 (b)(c)	2,800,000	2,800,026
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A-3, 2.875% tender 7/1/2029 (b)(c)	25,800,000	25,754,422
TOTAL RESOURCE RECOVERY		28,554,448
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	291,789
TOTAL WISCONSIN		34,522,105
TOTAL MUNICIPAL SECURITIES (Cost $1,619,583,533)		1,619,148,373

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $45,710,346)	2.68	45,701,206	45,710,346

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,665,293,879)	1,664,858,719
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(60,427,977)
NET ASSETS - 100.0%	1,604,430,742

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,292,834 or 2.6% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,893,903 or 0.9% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.39%	1/19/2024	1,094,031

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.34% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	850,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.44% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,070,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.44% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	14,100,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.39% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	732,488

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.39% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	884,342

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.39% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	585,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.46% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	5,700,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.39% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,600,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.39% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,130,499

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.39% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	942,957

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.46% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	7,603,517

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	62,318,128	242,195,454	258,803,236	445,836	-	-	45,710,346	45,701,206
	62,318,128	242,195,454	258,803,236	445,836	-	-	45,710,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	14,659,720	-	14,659,720	-
Electric Utilities	116,786,063	-	116,786,063	-
Escrowed/Pre-Refunded	2,997,914	-	2,997,914	-
General Obligations	417,853,467	-	417,853,467	-
Health Care	133,190,571	-	133,190,571	-
Housing	137,305,945	-	137,305,945	-
Industrial Development	146,975,664	-	146,975,664	-
Resource Recovery	178,464,614	-	178,464,614	-
Special Tax	39,022,956	-	39,022,956	-
Synthetics	287,279,193	-	287,279,193	-
Tobacco Bonds	1,138,586	-	1,138,586	-
Transportation	134,511,583	-	134,511,583	-
Water & Sewer	8,962,097	-	8,962,097	-

Money Market Funds	45,710,346	45,710,346	-	-
Total Investments in Securities:	1,664,858,719	45,710,346	1,619,148,373	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,619,148,373
Investments in securities, at value - affiliated issuers	45,710,346
Cash	1,000
Receivable for fund shares sold	14,767,835
Interest receivable	11,362,783
Distributions receivable from affiliated funds	84,267
Prepaid expenses	147
Receivable from investment adviser for expense reductions	15,290
Total assets	1,691,090,041
Liabilities
Payable for investments purchased	6,800,000
Payable for investments purchased, delayed delivery	73,897,983
Payable for fund shares redeemed	2,107,756
Distributions payable	3,548,106
Accrued management fee	256,992
Other payables and accrued expenses	41,537
Interest payable	6,925
Total liabilities	86,659,299
Net Assets	$1,604,430,742
Net assets consist of:
Paid in capital	1,604,214,937
Total accumulated earnings (loss)	215,805
Net Assets	$1,604,430,742

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,604,430,742/159,845,396 shares)	$10.04

Other Information
Unaffiliated issuers, cost	1,619,583,533
Affiliated issuers, cost	45,710,346
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$445,836
Interest	21,802,374
Total investment income	22,248,210
Expenses
Management fee	1,496,251
Custodian fees and expenses	6,423
Independent trustees' fees and expenses	1,625
Registration fees	63,372
Audit	28,467
Legal	2,540
Commitment fee	901
Miscellaneous	1,959
Total expenses	1,601,538
Expense reimbursements and reductions	(116,804)
Total expenses after reductions	1,484,734
Net investment income (loss)	20,763,476
Net realized gain (loss)
Investments - unaffiliated issuers	401,450
Net realized gain (loss)	401,450
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(5,425,112)
Total change in net unrealized appreciation (depreciation)	(5,425,112)
Net gain (loss)	(5,023,662)
Net increase (decrease) in net assets resulting from operations	$15,739,814

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,763,476	$48,607,589
Net realized gain (loss)	401,450	612,604
Change in net unrealized appreciation (depreciation)	(5,425,112)	3,360,199
Net increase (decrease) in net assets resulting from operations	15,739,814	52,580,392
Distributions to shareholders
Distributions to shareholders	(21,269,622)	(48,577,256)
Total distributions	(21,269,622)	(48,577,256)
Net increase (decrease) in net assets resulting from share transactions	73,040,230	(26,522,899)
Total increase (decrease) in net assets	67,510,422	(22,519,763)
Net Assets
Beginning of period	1,536,920,320	1,559,440,083
End of period	$1,604,430,742	$1,536,920,320
Financial Highlights
Fidelity® SAI Conservative Income Municipal Bond Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$10.07	$10.05	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.14	.30	.34	.07
Net realized and unrealized gain (loss)	(.03)	.02	- D	.07
Total from investment operations	.11	.32	.34	.14
Distributions
Distributions from net investment income	(.14)	(.30)	(.34)	(.09)
Distributions from net realized gain	- D	- D	- D	-
Total distributions	(.14)	(.30)	(.34)	(.09)
Net asset value, end of period	$10.04	$10.07	$10.05	$10.05
Total Return E, F	1.13%	3.24%	3.44%	1.36%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.22% I	.21%	.24%	.56% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.20% I	.20%	.20%	.20% I
Ratio of expenses to average net assets net of all reductions, if any	.20% I	.20%	.20%	.20% I
Ratio of net investment income (loss) to average net assets	2.80% I	2.99%	3.37%	4.01% I
Net assets, end of period	$1,604,430,742	$1,536,920,320	$1,559,440,083	$1,098,137,425
Portfolio turnover rate K	81% I	64%	58%	14% L, M

AFor the period November 6, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® SAI Conservative Income Municipal Bond Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Conservative Income Municipal Bond Fund	1,665,070,514	1,675,340	(1,887,135)	(211,795)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Conservative Income Municipal Bond Fund	478,350,563	371,420,208

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Conservative Income Municipal Bond Fund	0.20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® SAI Conservative Income Municipal Bond Fund	19,236,938	30,240,000	-

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Conservative Income Municipal Bond Fund	0.20	May 31, 2027	116,362

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Conservative Income Municipal Bond Fund	442

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® SAI Conservative Income Municipal Bond Fund
Fidelity® SAI Conservative Income Municipal Bond Fund	21,269,622	48,577,256
Total	21,269,622	48,577,256

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Conservative Income Municipal Bond Fund
Shares sold	47,774,966	82,702,799	480,332,015	831,294,354
Reinvestment of distributions	257	414	2,588	4,162
Shares redeemed	(40,488,104)	(85,294,754)	(407,294,373)	(857,821,415)
Net increase (decrease)	7,287,119	(2,591,541)	73,040,230	(26,522,899)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910239.102
CIM-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026